UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: September 30, 2022

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

March 31, 2022

SEMI-ANNUAL REPORT

SEI Institutional International Trust

❯	International Equity Fund
❯	Emerging Markets Equity Fund
❯	International Fixed Income Fund
❯	Emerging Markets Debt Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedule of Investments	1
Statements of Assets and Liabilities	67
Statements of Operations	69
Statements of Changes in Net Assets	70
Financial Highlights	72
Notes to Financial Statements	74
Disclosure of Fund Expenses	92
Liquidity Risk Management Program	93
Board of Trustees Considerations in Approving the Advisory Agreement	94

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9). Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%
Australia — 3.2%
Adbri Ltd	140,611	$317
Altium Ltd	27,787	706
Ardent Leisure Group Ltd *	37,184	37
Aristocrat Leisure Ltd	91,540	2,489
Australian Clinical Labs Ltd	12,911	50
BHP Group Ltd	84,122	3,233
BlueScope Steel Ltd	896,249	13,882
Champion Iron Ltd	249,756	1,450
Cogstate Ltd *	2,086	4
Commonwealth Bank of Australia	29,059	2,292
Computershare Ltd	306,774	5,634
CSL Ltd	48,918	9,805
CSR Ltd	807,866	3,708
Fortescue Metals Group Ltd	765,816	11,715
GrainCorp Ltd, Cl A	79,641	505
Iluka Resources Ltd	548,642	4,611
Imdex Ltd	135,801	276
Incitec Pivot Ltd	2,387,950	6,756
James Hardie Industries PLC ADR	17,924	540
Jumbo Interactive Ltd	12,841	180
Lynas Rare Earths Ltd *	1,466,436	11,699
MA Financial Group Ltd	23,302	140
Orora Ltd	1,681,934	4,532
Premier Investments Ltd	7,325	150
Ridley Corp Ltd	47,083	59
Shaver Shop Group Ltd	30,839	27
South32 Ltd	7,856,451	29,437
Westpac Banking Corp	167,833	3,034
Whitehaven Coal Ltd	4,178,286	12,950
WiseTech Global Ltd	178,932	6,774
Woodside Petroleum Ltd	167,166	4,019
		141,011

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Austria — 0.4%
ANDRITZ AG	72,724	$3,385
Erste Group Bank AG	1,751	64
OMV AG	230,693	11,066
Raiffeisen Bank International AG *	39,393	562
voestalpine AG	29,429	883
		15,960

Belgium — 0.0%
D'ieteren Group	6,872	1,167
Brazil — 0.4%
JBS SA	1,782,800	14,065
Petroleo Brasileiro SA ADR	308,960	4,573
		18,638

Canada — 2.8%
Advantage Energy Ltd *	224,783	1,568
Air Canada, Cl A *	448,700	8,711
Alimentation Couche-Tard Inc	134,200	6,051
Amerigo Resources Ltd	25,300	37
Aritzia Inc *	99,400	4,061
Birchcliff Energy Ltd	269,560	1,804
Black Diamond Group Ltd	4,100	16
BRP Inc	7,700	631
Canadian National Railway Co	71,682	9,624
Canadian Pacific Railway Ltd	157,304	12,984
Canfor Corp *	120,381	2,483
Capstone Copper Corp *	245,700	1,391
Celestica Inc *	145,600	1,733
CES Energy Solutions Corp	17,153	33
CI Financial Corp	208,900	3,322
Dexterra Group Inc	6,200	39
Empire Co Ltd, Cl A	189,900	6,741
Ensign Energy Services Inc *	37,800	105
Fairfax Financial Holdings Ltd	6,300	3,440
Finning International Inc	17,500	527
First Quantum Minerals Ltd	382,278	13,246
George Weston Ltd	41,600	5,127
Gildan Activewear Inc	123,200	4,625
iA Financial Corp Inc	6,200	377
Imperial Oil Ltd	26,600	1,288
Intertape Polymer Group Inc	31,600	1,004
Leon's Furniture Ltd	21,000	375
Linamar Corp	3,600	160
Martinrea International Inc	8,200	59
MEG Energy Corp *	275,600	3,767
Mullen Group Ltd	26,400	282
North West Co Inc/The	10,400	319
Onex Corp	145,560	9,764
Peyto Exploration & Development Corp	191,700	1,946
Richelieu Hardware Ltd	17,008	620
Russel Metals Inc	31,084	824
Stelco Holdings Inc	71,100	2,960
Tourmaline Oil Corp	155,800	7,185

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trican Well Service Ltd *	159,959	$476
Uni-Select Inc *	62,513	1,527
Viemed Healthcare Inc *	43,126	217
		121,449

Chile — 0.0%
Cia Cervecerias Unidas SA ADR	11,185	167
China — 0.6%
Alibaba Group Holding Ltd *	1,059,200	14,363
Beijing Capital International Airport Co Ltd, Cl H *	7,530,000	4,399
Shenzhou International Group Holdings Ltd	286,700	3,782
STMicroelectronics NV	121,970	5,313
		27,857

Denmark — 3.6%
AP Moller - Maersk A/S, Cl A	126	375
AP Moller - Maersk A/S, Cl B	8,422	25,596
Carlsberg AS, Cl B	40,237	4,959
Demant A/S *	71,479	3,255
DSV A/S	108,374	21,005
Genmab A/S *	8,690	3,184
Novo Nordisk A/S, Cl B	719,666	80,364
Orsted AS	76,963	9,736
Pandora A/S	100,629	9,694
		158,168

Finland — 0.8%
Fiskars OYJ Abp	3,204	77
Fortum Oyj	97,835	1,782
Kesko Oyj, Cl B	559,040	15,470
Marimekko Oyj	918	78
Neste Oyj	150,837	6,925
Orion Oyj, Cl B	174,253	7,954
Ponsse Oyj	807	29
UPM-Kymmene Oyj	23,011	754
		33,069

France — 12.6%
Air Liquide SA	171,206	30,116
Airbus SE	192,099	23,361
AKWEL	752	17
Alstom SA	618,762	14,539
Amundi SA	33,662	2,317
Arkema SA	33,570	4,037
Aubay	449	30
AXA SA	1,513,357	44,481
BNP Paribas SA	79,014	4,535
Bollore SE	3,159,022	16,641
Bouygues SA	11,684	410
Bureau Veritas SA	67,642	1,944
Carrefour SA	1,725,539	37,594
Cie de Saint-Gobain	21,324	1,276
Cie Generale des Etablissements Michelin SCA, Cl B	19,190	2,613

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Criteo SA ADR *	914	$25
Danone SA	549,186	30,546
Dassault Aviation SA	5,981	953
Derichebourg SA	5,660	59
Edenred	59,778	2,972
Esker SA	1,278	242
Eurofins Scientific SE	136,390	13,566
Interparfums SA	2,419	146
Ipsen SA	62,682	7,887
IPSOS	18,645	932
Jacquet Metals SACA	2,171	47
L'Oreal SA	32,688	13,173
LVMH Moet Hennessy Louis Vuitton SE	13,200	9,462
Orange SA	787,090	9,348
Pernod Ricard SA	60,583	13,377
Publicis Groupe SA	369,162	22,520
Rexel SA	312,272	6,708
Sanofi	556,223	57,220
Sartorius Stedim Biotech	32,323	13,341
Schneider Electric SE	91,818	15,505
Societe Generale SA	373,134	10,068
Sodexo SA	225,530	18,451
Somfy SA	913	148
Stellantis NV	1,249,532	20,385
Thales SA	204,106	25,817
TotalEnergies SE (A)	488,017	24,796
Trigano SA	9,636	1,413
Valeo	270,310	4,986
Veolia Environnement SA	886,578	28,620
Vetoquinol SA	50	7
Vilmorin & Cie SA	1,420	70
Vinci SA	102,570	10,568
Vivendi SE	414,190	5,430
Wendel SE	5,144	527
		553,226

Germany — 5.6%
adidas AG	88,228	20,748
AT&S Austria Technologie & Systemtechnik AG	288	16
Bayer AG	300,389	20,632
BioNTech SE ADR *	41,355	7,054
Carl Zeiss Meditec AG	37,845	6,156
Continental AG	18,840	1,359
Daimler Truck Holding AG *	1	–
Deutsche Bank AG	622,087	7,915
Deutsche Boerse AG	58,044	10,478
Deutsche Post AG	94,800	4,556
Deutsche Telekom AG	48,367	911
E.ON SE	554,314	6,479
ElringKlinger AG	6,845	65
Fresenius Medical Care AG & Co KGaA	283,050	19,090
GEA Group AG	52,394	2,166

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hannover Rueck SE	14,800	$2,531
Indus Holding AG	1,376	41
Knorr-Bremse AG	116,440	8,983
Krones AG	5,055	423
Linde PLC	33,762	10,845
Merck KGaA	134,549	28,356
Nemetschek SE	7,125	693
PSI Software AG	876	38
Rheinmetall AG	14,187	3,014
RTL Group SA	8,122	455
RWE AG *	471,691	20,663
SAP SE	371,462	41,521
Siemens AG	138,231	19,170
Wacker Chemie AG	16,454	2,817
Washtec AG	387	21
		247,196

Hong Kong — 1.3%
AIA Group Ltd	850,000	8,877
ASM Pacific Technology Ltd	32,300	325
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	15
Chow Tai Fook Jewellery Group Ltd	434,000	784
Galaxy Entertainment Group Ltd *	2,755,000	16,303
Hong Kong Exchanges & Clearing Ltd	228,862	10,743
Li Ning Co Ltd	557,500	4,763
Orient Overseas International Ltd	108,000	2,858
Sands China Ltd *	5,274,800	12,588
SITC International Holdings Co Ltd	203,000	713
		57,969

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	7,466	66
India — 0.0%
Kewal Kiran Clothing Ltd	25,668	68
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	3,763,500	2,090
Ireland — 1.4%
Accenture PLC, Cl A	57,747	19,474
CRH PLC	18,660	752
Experian PLC	238,951	9,288
ICON PLC ADR *	74,798	18,192
Ryanair Holdings PLC ADR *	160,795	14,009
		61,715

Israel — 1.8%
Azrieli Group Ltd	9,699	853
Bank Hapoalim BM	2,809,023	27,799
Bank Leumi Le-Israel BM	2,915,342	31,560
Bezeq The Israeli Telecommunication Corp Ltd *	504,549	868
FIBI Holdings Ltd	17,608	853
First International Bank Of Israel Ltd/The	2,940	127
Formula Systems 1985 Ltd	582	58
Fox Wizel Ltd	512	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Israel Discount Bank Ltd, Cl A	1,188,452	$7,433
Mizrahi Tefahot Bank Ltd	178,300	6,995
YH Dimri Construction & Development Ltd	33	3
		76,631

Italy — 3.7%
Assicurazioni Generali SpA (A)	383,089	8,785
Azimut Holding SpA	141,983	3,314
Banca IFIS SpA	4,498	93
CNH Industrial NV	1,091,677	17,368
Danieli & C Officine Meccaniche SpA	3,674	58
Enel SpA	3,587,978	24,101
Eni SpA	1,587,619	23,368
EXOR NV	168,422	12,897
Ferrari NV	39,175	8,541
FinecoBank Banca Fineco SpA	1,177	18
Iveco Group NV *	77,341	509
MFE-MediaForEurope NV, Cl A *(A)	360,579	254
MFE-MediaForEurope NV, Cl B *	360,579	421
Recordati Industria Chimica e Farmaceutica SpA	78,772	3,982
Stellantis NV	321,509	5,233
Tenaris SA	617,442	9,372
UniCredit SpA	3,916,294	42,274
		160,588

Japan — 14.2%
77 Bank Ltd/The	86,064	1,086
Advantest Corp	130,700	10,289
AEON Financial Service Co Ltd (A)	236,600	2,336
AGC Inc	360,365	14,469
Ai Holdings Corp	3,900	54
Aisan Industry Co Ltd	15,700	93
Anest Iwata Corp	4,800	32
Arcs Co Ltd	24,200	420
Asahi Group Holdings Ltd	122,100	4,447
Asahi Kasei Corp	211,300	1,833
ASKUL Corp	63,200	832
Axial Retailing Inc	1,600	42
Bandai Namco Holdings Inc	275,802	20,943
Belc Co Ltd	1,100	49
BIPROGY Inc	171,500	4,358
Bridgestone Corp	451,702	17,531
Brother Industries Ltd (A)	91,000	1,662
Canon Inc	377,000	9,251
Canon Marketing Japan Inc	94,900	1,956
Capcom Co Ltd (A)	319,500	7,767
Chori Co Ltd	3,400	49
Chubu Shiryo Co Ltd	2,800	23
Coca-Cola Bottlers Japan Holdings Inc	19,800	233
Dai-ichi Life Holdings Inc	315,800	6,387
Daiichi Sankyo Co Ltd	87,200	1,913
Daito Trust Construction Co Ltd	74,200	7,901
Daiwa House Industry Co Ltd (A)	44,700	1,170

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DeNA Co Ltd *	39,600	$602
Denso Corp	23,100	1,477
Digital Arts Inc	800	48
Digital Holdings Inc *	8,400	96
Disco Corp (A)	21,300	5,958
Doshisha Co Ltd	2,300	28
Earth Corp	3,600	165
Eisai Co Ltd	9,900	460
en Japan Inc	16,400	395
Exedy Corp	8,300	107
FANUC Corp	160,300	28,315
FCC Co Ltd	5,900	65
Feed One Co Ltd	4,900	27
Fujibo Holdings Inc	900	25
Fujitsu Ltd	184,100	27,649
FuKoKu Co Ltd	3,300	25
Futaba Industrial Co Ltd	10,000	30
Glory Ltd (A)	93,100	1,580
GungHo Online Entertainment Inc *	60,200	1,285
Gunze Ltd	1,600	49
H.U. Group Holdings Inc (A)	21,100	503
Himaraya Co Ltd	3,000	24
Hino Motors Ltd (A)	101,600	593
Hitachi Ltd	153,700	7,730
Hoosiers Holdings	12,200	65
Ichikoh Industries Ltd	7,800	26
Iida Group Holdings Co Ltd (A)	55,800	966
IJTT Co Ltd	4,600	20
I-NE Co Ltd *	700	18
Infocom Corp	2,600	45
Inpex Corp	181,000	2,139
I-PEX Inc	5,900	71
Iseki & Co Ltd	2,900	31
Isuzu Motors Ltd	59,000	763
ITOCHU Corp (A)	231,400	7,855
JAC Recruitment Co Ltd	20,300	308
Japan Exchange Group Inc	412,542	7,683
Japan Post Insurance Co Ltd (A)	266,900	4,649
Japan Tobacco Inc	86,200	1,477
Japan Wool Textile Co Ltd/The	8,900	65
JP-Holdings Inc	13,300	24
JSR Corp (A)	111,700	3,313
Kakiyasu Honten Co Ltd	1,300	26
Kao Corp	367,700	15,159
KDDI Corp (A)	428,700	14,100
Keyence Corp	35,921	16,777
Kirin Holdings Co Ltd	44,000	659
Kitz Corp	6,600	37
Kokuyo Co Ltd	224,500	2,968
Komori Corp	12,000	71
Konica Minolta Inc (A)	601,400	2,531
Kumagai Gumi Co Ltd	2,300	51

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kyowa Kirin Co Ltd	72,800	$1,698
Lasertec Corp	40,800	6,784
Lawson Inc	49,700	1,912
Life Corp	4,100	106
Makita Corp	267,000	8,560
Mandom Corp	20,000	215
Marubeni Corp	105,600	1,227
Maruha Nichiro Corp	3,900	77
Mazda Motor Corp (A)	762,100	5,618
Medical System Network Co Ltd, Cl A	12,800	57
Megmilk Snow Brand Co Ltd	2,400	39
Mitsuba Corp	26,800	81
Mitsubishi Corp (A)	83,800	3,153
Mitsubishi Electric Corp	1,376,600	15,879
Mitsubishi Shokuhin Co Ltd	10,300	255
Mitsui & Co Ltd	29,700	806
Mixi Inc (A)	70,200	1,267
Mizuno Corp	44,000	760
Murata Manufacturing Co Ltd	251,600	16,678
Nachi-Fujikoshi Corp	1,600	55
Naigai Trans Line Ltd	1,400	22
Nexon Co Ltd	697,100	16,526
Nihon Chouzai Co Ltd	4,500	49
Nihon M&A Center Holdings Inc	87,100	1,225
Nikon Corp (A)	707,100	7,584
Nippon Concept Corp	4,100	52
Nippon Suisan Kaisha Ltd (A)	63,500	285
Nippon Telegraph & Telephone Corp (A)	221,300	6,450
Nippon Yusen KK (A)	23,600	2,074
Nishio Rent All Co Ltd	2,500	57
Nisshin Seifun Group Inc (A)	22,600	317
Nisshinbo Holdings Inc	93,000	810
Nitto Denko Corp	46,500	3,344
NOK Corp	5,000	47
Nomura Co Ltd	9,200	69
Okuwa Co Ltd	81,900	620
Olympus Corp (A)	47,100	900
Open House Group Co Ltd	16,000	710
ORIX Corp	629,666	12,548
Panasonic Holdings Corp	332,300	3,231
Persol Holdings Co Ltd	176,200	3,963
Pickles Corp	6,100	81
Pola Orbis Holdings Inc	33,100	432
Qol Holdings Co Ltd	4,800	46
Recruit Holdings Co Ltd	555,300	24,384
Ride On Express Holdings Co Ltd	3,000	31
Riken Corp	3,200	64
Riken Vitamin Co Ltd	3,200	44
Rohm Co Ltd	6,900	539
Rohto Pharmaceutical Co Ltd	3,700	112
Sangetsu Corp	6,100	76
Sankyo Co Ltd	147,600	4,109

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sansha Electric Manufacturing Co Ltd	8,600	$56
Sanwa Holdings Corp (A)	214,700	2,182
SBI Holdings Inc/Japan	390,931	9,875
SCREEN Holdings Co Ltd (A)	19,200	1,937
Seiko Epson Corp (A)	277,200	4,165
Senshu Ikeda Holdings Inc	45,700	65
Seven & i Holdings Co Ltd	232,300	11,080
Shidax Corp *	8,300	26
Shimamura Co Ltd	67,900	6,058
Shindengen Electric Manufacturing Co Ltd (A)	9,000	229
Shinnihon Corp	3,900	23
Sinfonia Technology Co Ltd	4,200	46
SMK Corp	1,300	24
Sompo Holdings Inc	29,400	1,288
Sony Group Corp	92,300	9,532
Sony Group Corp ADR	178,698	18,354
Sprix Ltd	11,500	125
Step Co Ltd	1,900	27
Sumitomo Corp	55,100	955
Sumitomo Mitsui Financial Group Inc	1,205,400	38,358
Sumitomo Rubber Industries Ltd	265,900	2,443
Sun Corp	4,400	70
Sundrug Co Ltd	18,400	450
Suntory Beverage & Food Ltd	1,900	72
Sun-Wa Technos Corp	2,600	29
T&D Holdings Inc (A)	491,700	6,662
Taiho Kogyo Co Ltd, Cl A	9,900	57
Takeda Pharmaceutical Co Ltd (A)	664,000	19,068
TIS Inc	130,700	3,071
Toho Co Ltd/Kobe	2,700	25
Tokai Rika Co Ltd	5,300	65
Tokio Marine Holdings Inc	76,600	4,458
Tokyo Electron Ltd	39,200	20,203
Tokyo Keiki Inc	2,900	28
Tokyo Seimitsu Co Ltd	17,800	708
Tomy Co Ltd	134,900	1,351
Tonami Holdings Co Ltd	800	25
Toshiba Corp	230,500	8,634
Trusco Nakayama Corp	3,700	73
UNITED Inc/Japan	4,100	62
Universal Entertainment Corp *	396,253	8,887
Warabeya Nichiyo Holdings Co Ltd	21,700	317
Yamaha Motor Co Ltd	124,200	2,795
Yamaichi Electronics Co Ltd	3,700	57
Yamazaki Baking Co Ltd	9,500	117
Yonex Co Ltd	7,900	67
Yorozu Corp	2,700	20
Yuasa Trading Co Ltd	1,400	33
Z Holdings Corp	1,744,000	7,629
Zuken Inc	5,000	123
		624,291

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jordan — 0.0%
Hikma Pharmaceuticals PLC	48,111	$1,309
Malaysia — 0.0%
Genting Plantations Bhd	31,100	63
Heineken Malaysia Bhd	22,200	118
Taliworks Corp Bhd	151,400	34
		215

Malta — 0.0%
BGP Holdings *(B)	198,683	–
Mexico — 0.9%
Arca Continental SAB de CV	2,022,050	13,687
Fomento Economico Mexicano SAB de CV ADR	278,191	23,048
Grupo Bimbo SAB de CV, Ser A	105,877	319
Grupo Herdez SAB de CV	27,929	44
		37,098

Netherlands — 5.0%
Aalberts NV	3,572	187
ABN AMRO Bank NV (A)	156,148	2,005
Adyen NV *	2,799	5,576
Akzo Nobel NV	383,041	33,230
ArcelorMittal SA	36,526	1,178
ASM International NV	17,708	6,494
ASML Holding NV	15,811	10,652
ASML Holding NV, Cl G	16,129	10,773
ASR Nederland NV	32,675	1,531
BE Semiconductor Industries NV	32,052	2,751
Heineken Holding NV	14,763	1,166
ING Groep NV	1,480,459	15,589
Koninklijke Ahold Delhaize NV	891,784	28,789
Koninklijke DSM NV	54,839	9,878
Koninklijke Philips NV	200,711	6,160
NN Group NV	43,978	2,238
NXP Semiconductors NV	47,068	8,711
Randstad NV (A)	186,610	11,259
RELX PLC	279,077	8,739
Shell PLC	895,692	24,742
Universal Music Group NV	155,901	4,159
Wolters Kluwer NV	221,987	23,748
		219,555

New Zealand — 0.0%
Fletcher Building Ltd	99,572	437
Norway — 0.5%
Aker BP ASA	36,212	1,361
DNB Bank ASA	37,222	847
Equinor ASA	406,859	15,241
Kongsberg Gruppen ASA	4,689	188
Norsk Hydro ASA	277,484	2,719
		20,356

Poland — 0.0%
Enea SA	63,733	140

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grupa Lotos SA *	58,354	$820
Powszechny Zaklad Ubezpieczen SA	23,453	189
Tim SA/Siechnice	5,020	42
		1,191

Portugal — 0.2%
EDP - Energias de Portugal SA	505,172	2,498
Jeronimo Martins SGPS SA	307,985	7,432
		9,930

Qatar — 0.0%
Mekdam Holding Group	22,573	51
Russia — 0.0%
Raspadskaya OJSC	850,011	–
Saudi Arabia — 0.8%
Arabian Cement Co/Saudi Arabia	65,011	742
Etihad Etisalat Co	210,990	2,331
Herfy Food Services Co *	55,420	833
Leejam Sports Co JSC	14,392	483
National Industrialization Co *	517,879	3,181
Rabigh Refining & Petrochemical Co *	284,059	2,137
Sahara International Petrochemical Co	300,411	4,291
Saudi Basic Industries Corp	587,741	20,514
Saudi Electricity Co	243,985	1,723
		36,235

Singapore — 0.2%
DBS Group Holdings Ltd	360,000	9,466
First Resources Ltd	28,200	43
Golden Agri-Resources Ltd	2,198,400	494
Jardine Cycle & Carriage Ltd	19,000	350
		10,353

South Africa — 0.1%
DataTec Ltd	100,188	278
Investec PLC	634,672	4,215
Omnia Holdings Ltd	16,045	83
		4,576

South Korea — 2.0%
BNK Financial Group Inc	691,155	4,518
Hana Financial Group Inc	90,133	3,609
JLS Co Ltd	3,880	24
Kangwon Land Inc *	1,170,763	26,689
KT Corp ADR *	56,049	804
LG Electronics Inc	53,902	5,302
Samsung Electronics Co Ltd	483,584	27,659
SK Hynix Inc	202,133	19,484
		88,089

Spain — 2.4%
Aena SME SA *	90,337	15,106
Amadeus IT Group SA, Cl A *	910,005	59,685
Banco Bilbao Vizcaya Argentaria SA	1,143,212	6,558
CaixaBank SA	4,473,007	15,223
Iberdrola SA	386,139	4,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratorios Farmaceuticos Rovi SA	10,054	$750
Repsol SA	150,475	1,979
		103,544

Sweden — 2.6%
Atlas Copco AB, Cl A	80,496	4,215
Bjorn Borg AB	5,112	26
Boliden AB	17,616	897
Byggmax Group AB	60,854	454
Cloetta AB, Cl B	72,874	200
Essity AB, Cl B (A)	768,120	18,286
Evolution AB	87,976	9,133
Getinge AB, Cl B	95,362	3,844
H & M Hennes & Mauritz AB, Cl B (A)	561,393	7,535
HMS Networks AB	5,920	281
Husqvarna AB, Cl B	607,941	6,389
International Petroleum Corp/Sweden *	25,975	249
Kinnevik AB, Cl B *	237,795	6,278
New Wave Group AB, Cl B	30,426	499
Nordea Bank Abp	284,263	2,960
Securitas AB, Cl B	1,390,490	15,840
Swedbank AB, Cl A (A)	792,301	11,892
Swedish Match AB	1,161,193	8,803
Telefonaktiebolaget LM Ericsson, Cl B (A)	1,630,634	14,995
Volvo AB, Cl B (A)	159,531	2,986
		115,762

Switzerland — 9.5%
ABB Ltd	172,556	5,614
Alcon Inc	221,392	17,609
Burckhardt Compression Holding AG	331	176
Chocoladefabriken Lindt & Spruengli AG	6	728
Cie Financiere Richemont SA, Cl A	32,303	4,093
Coca-Cola HBC AG	431,212	9,022
Credit Suisse Group AG	1,251,085	9,943
dormakaba Holding AG	3,105	1,596
Geberit AG	7,113	4,394
Kuehne + Nagel International AG	80,543	22,924
Leonteq AG	1,325	107
Lonza Group AG	33,334	24,232
Mobilezone Holding AG	12,582	223
Nestle SA	308,868	40,268
Novartis AG	293,947	25,866
Roche Holding AG	241,106	95,947
Sika AG	29,348	9,745
Sonova Holding AG	19,930	8,327
STMicroelectronics NV	219,300	9,567
Straumann Holding AG	13,472	21,598
Swatch Group AG/The	127,596	36,099
Swiss Life Holding AG	1,049	674
Swiss Prime Site AG	46,159	4,569
Tecan Group AG	10,605	4,203
UBS Group AG	2,217,562	43,488

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zurich Insurance Group AG	35,860	$17,734
		418,746

Taiwan — 1.0%
Asustek Computer Inc	880,000	11,450
Compal Electronics Inc	1,704,000	1,591
Evergreen Marine Corp Taiwan Ltd	1,513,000	7,083
Global Mixed Mode Technology Inc	91,000	750
Hon Hai Precision Industry Co Ltd	1,148,000	4,229
Lite-On Technology Corp	1,577,000	3,727
MediaTek Inc	267,987	8,427
Novatek Microelectronics Corp	20,000	295
Sitronix Technology Corp	173,000	1,743
Taiwan Semiconductor Manufacturing Co Ltd ADR	48,383	5,045
		44,340

Thailand — 0.0%
Bangkok Bank PCL	461,200	1,888
United Kingdom — 15.6%
3i Group PLC	981,413	17,898
888 Holdings PLC	110,837	267
AG Barr PLC	9,943	70
Anglo American PLC	682,358	35,907
Aon PLC, Cl A	30,828	10,039
Aptiv PLC *	72,391	8,666
Ashtead Group PLC	136,430	8,643
AstraZeneca PLC	216,249	28,673
Atlassian Corp PLC, Cl A *	69,700	20,480
B&M European Value Retail SA	1,281,824	8,992
Balfour Beatty PLC	977,009	3,274
Barclays PLC	16,720,502	32,559
BP PLC	12,630,740	61,791
BP PLC ADR	415,383	12,212
British American Tobacco PLC	314,161	13,217
Cairn Homes PLC	52,973	73
Compass Group PLC	1,181,828	25,496
Computacenter PLC	62,379	2,398
Croda International PLC	11,281	1,171
Diageo PLC	580,480	29,456
Entain PLC *	207,649	4,464
Ferguson PLC	149,229	20,195
Ferrexpo PLC	524,939	1,283
Firstgroup PLC *	220,944	324
Frasers Group PLC *	59,232	496
GlaxoSmithKline PLC	1,486,637	32,220
GlaxoSmithKline PLC ADR	138,378	6,028
Glencore PLC	5,772,020	37,799
Greggs PLC	62,079	1,994
Hays PLC	1,294,004	2,062
Howden Joinery Group PLC	258,447	2,594
IG Group Holdings PLC	186,542	2,002
Impax Asset Management Group PLC	11,386	147
Indivior PLC *	204,652	756

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intertek Group PLC	151,930	$10,406
Investec PLC	732,515	4,877
Kingfisher PLC	1,050,924	3,528
Land Securities Group PLC ‡	100,413	1,034
London Stock Exchange Group PLC	66,044	6,946
Man Group PLC/Jersey	834,115	2,561
Marks & Spencer Group PLC *	605,136	1,229
Next PLC	57,599	4,563
Ninety One PLC	375,849	1,260
Pagegroup PLC	97,734	626
Plus500 Ltd	130,443	2,432
Prudential PLC	3,129,171	46,389
QinetiQ Group PLC	6,757	27
Reckitt Benckiser Group PLC	273,270	21,062
RELX PLC	305,750	9,617
Rio Tinto PLC	116,411	9,269
Rolls-Royce Holdings PLC *	25,423,545	33,797
Royal Mail PLC	918,195	3,956
Sage Group PLC/The	242,043	2,228
Schroders PLC	46,684	1,972
Segro PLC ‡	123,614	2,191
Smith & Nephew PLC	1,489,500	23,727
Smurfit Kappa Group PLC	17,030	760
St James's Place PLC	49,094	932
STERIS PLC	33,045	7,989
Tesco PLC	662,768	2,404
Travis Perkins PLC	123,816	2,008
Unilever PLC	400,808	18,286
WH Smith PLC *	1,219,372	22,694
Wise PLC, Cl A *	68,900	449
		682,865

United States — 1.4%
Colliers International Group Inc	3,775	492
EPAM Systems Inc *	13,999	4,152
Lululemon Athletica Inc *	23,570	8,608
Mettler-Toledo International Inc *	5,963	8,188
Nomad Foods Ltd *	149,803	3,383
ResMed Inc	44,844	10,875
S&P Global Inc	24,773	10,161
Shopify Inc, Cl A *	7,501	5,071
TransGlobe Energy Corp *	13,369	49
ZIM Integrated Shipping Services Ltd	112,619	8,189
		59,168

Total Common Stock
(Cost $3,797,363) ($ Thousands)		4,157,034

PREFERRED STOCK — 0.5%
Brazil — 0.0%
Braskem SA*(C)	65,200	607

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Germany — 0.5%
Jungheinrich AG (C)	16,878	$492
Porsche Automobil Holding SE, 2.530%	54,195	5,247
Schaeffler AG, 3.600%	228,253	1,422
Volkswagen AG, 2.590%	86,361	14,954
		22,115

Total Preferred Stock
(Cost $26,508) ($ Thousands)		22,722

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF	83,020	6,121
Total Exchange Traded Fund
(Cost $5,996) ($ Thousands)		6,121

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P.
0.300% **†(D)	204,977,549	205,018

Total Affiliated Partnership
(Cost $205,002) ($ Thousands)		205,018

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†	87,848,235	87,848

Total Cash Equivalent
(Cost $87,848) ($ Thousands)		87,848

Total Investments in Securities — 102.0%
(Cost $4,122,717) ($ Thousands)		$4,478,743

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Euro STOXX 50	911	Jun-2022	$37,601	$38,751	$616
FTSE 100 Index	184	Jun-2022	17,611	18,136	402
Hang Seng Index	20	May-2022	2,777	2,808	32
SPI 200 Index	76	Jun-2022	10,223	10,671	282
TOPIX Index	160	Jun-2022	24,975	25,659	901
			$93,187	$96,025	$2,233

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Percentages are based on Net Assets of $4,391,452 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 9). The total market value of securities on loan at March 31, 2022 was $194,135 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2022 was $205,018 ($ Thousands).

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ESG — Environmental, Social and Governance
ETF — Exchange-Traded Fund
FTSE— Financial Times Stock Exchange
JSC — Joint-Stock Company
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

S&P— Standard & Poor's
Ser — Series
SPI — Share Price Index
TOPIX — Tokyo Price Index

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Common Stock	4,157,034	–	–	^	4,157,034
Preferred Stock	22,722	–	–		22,722
Exchange Traded Fund	6,121	–	–		6,121
Affiliated Partnership	–	205,018	–		205,018
Cash Equivalent	87,848	–	–		87,848
Total Investments in Securities	4,273,725	205,018	–		4,478,743

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,233	–	–	2,233
Total Other Financial Instruments	2,233	–	–	2,233

^One security with a market value of $0.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$161,647	$487,533	$(444,163)	$(2)	$3	$205,018	204,977,549	$729	$—
SEI Daily Income Trust, Government Fund, Cl F	48,039	198,467	(158,659)	1	—	87,848	87,848,235	4	—
Totals	$209,686	$686,000	$(602,822)	$(1)	$3	$292,866		$733	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Market Equity Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9). Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.5%
Argentina — 0.1%
Ternium SA ADR	23,178	$1,058
Austria — 0.2%
Erste Group Bank AG	71,803	2,628
Brazil — 5.6%
Ambev SA	824,700	2,693
Ambev SA ADR	143,877	465
Arcos Dorados Holdings Inc, Cl A	276,090	2,245
Arezzo Industria e Comercio SA	166,900	3,171
B3 SA - Brasil Bolsa Balcao	1,402,279	4,630
Banco Bradesco SA ADR	750,304	3,481
Banco do Brasil SA	923,804	6,726
Banco Santander Brasil SA	449,700	3,431
Banco Santander Brasil SA ADR (A)	83,340	642
BB Seguridade Participacoes SA	555,475	2,994
Cia Energetica de Minas Gerais ADR (A)	412,639	1,329
Cia Siderurgica Nacional SA	243,764	1,332
Cosan SA	1,339,200	6,668
CPFL Energia SA	487,000	3,307
CSN Mineracao SA	2,159,700	2,745
Cyrela Brazil Realty SA Empreendimentos e Participacoes	285,083	1,047
Gerdau SA ADR	258,812	1,664
Hapvida Participacoes e Investimentos SA	3,218,956	8,075
Hypera SA *	167,565	1,366
JBS SA	307,077	2,423
Klabin SA	468,070	2,391
MercadoLibre Inc *	5,490	6,530
Multiplan Empreendimentos Imobiliarios SA *	440,600	2,262
Pagseguro Digital Ltd, Cl A *	69,904	1,402
Petro Rio SA *	134,100	676

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Petroleo Brasileiro SA ADR *	340,071	$5,033
Porto Seguro SA	76,365	340
SLC Agricola SA	140,727	1,481
Telefonica Brasil SA	102,725	1,164
TIM SA/Brazil *	932,500	2,696
TIM SA/Brazil ADR *	46,719	677
Vale SA ADR, Cl B	290,498	5,807
Vibra Energia SA	1,375,369	6,744
WEG SA	93,153	684
		98,321

Canada — 1.3%
Endeavour Mining PLC	57,098	1,418
First Quantum Minerals Ltd	332,906	11,535
Ivanhoe Mines Ltd, Cl A *	550,327	5,137
Parex Resources Inc	252,050	5,176
		23,266

Chile — 1.2%
Banco Santander Chile ADR	65,723	1,485
CAP SA	23,156	359
Cencosud SA	150,089	295
Empresas CMPC SA	1,348,205	2,496
Empresas COPEC SA	295,170	2,438
Sociedad Quimica y Minera de Chile SA ADR	159,143	13,623
		20,696

China — 19.7%
360 DigiTech Inc ADR	28,193	434
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	758,200	2,785
Agricultural Bank of China Ltd, Cl H	14,579,000	5,581
Alibaba Group Holding Ltd *	1,254,688	17,014
Alibaba Group Holding Ltd ADR *	110,612	12,035
Aluminum Corp of China Ltd, Cl H	2,178,000	1,258
Anhui Conch Cement Co Ltd, Cl H	1,206,500	6,171
Autohome Inc ADR	59,572	1,812
Baidu Inc ADR *	24,979	3,305
Bank of China Ltd, Cl H	15,560,106	6,236
Bank of Communications Co Ltd, Cl H	5,045,000	3,612
Bank of Nanjing Co Ltd, Cl A	602,834	1,012
BeiGene Ltd ADR *	2,230	421
Bilibili Inc ADR *	9,036	231
Bosideng International Holdings Ltd (A)	1,521,597	709
BYD Co Ltd, Cl H	44,145	1,232
China CITIC Bank Corp Ltd, Cl H	2,543,000	1,285
China Coal Energy Co Ltd, Cl H	1,445,000	1,083
China Communications Services Corp Ltd, Cl H	1,578,075	713
China Construction Bank Corp, Cl H	15,687,050	11,734
China Jushi Co Ltd, Cl A	681,077	1,629
China Lesso Group Holdings Ltd	2,256,000	2,718
China Longyuan Power Group Corp Ltd, Cl H	1,532,238	3,447
China Merchants Bank Co Ltd, Cl H	1,040,062	8,096

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China National Building Material Co Ltd, Cl H	1,084,733	$1,338
China Pacific Insurance Group Co Ltd, Cl H	422,400	1,020
China Petroleum & Chemical Corp ADR	33,238	1,646
China Petroleum & Chemical Corp, Cl A	2,847,766	1,932
China Petroleum & Chemical Corp, Cl H	5,268,000	2,630
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	203,500	1,451
China Shenhua Energy Co Ltd, Cl H	673,500	2,150
Chongqing Zhifei Biological Products Co Ltd, Cl A	30,200	655
Contemporary Amperex Technology Co Ltd, Cl A	8,084	647
Daqo New Energy Corp ADR *	13,276	549
Dongfeng Motor Group Co Ltd, Cl H	3,405,194	2,545
FAW Jiefang Group Co Ltd, Cl A	343,027	466
Fujian Sunner Development Co Ltd, Cl A *	1,421,800	4,431
Gigadevice Semiconductor Beijing Inc, Cl A	103,132	2,276
Great Wall Motor Co Ltd, Cl H	585,500	920
Guangzhou Tinci Materials Technology Co Ltd, Cl A	32,000	470
Haier Smart Home Co Ltd, Cl A	1,116,561	4,043
Haier Smart Home Co Ltd, Cl H (A)	1,772,756	5,691
Hangzhou Robam Appliances Co Ltd, Cl A	230,266	1,055
Hengli Petrochemical Co Ltd, Cl A	774,400	2,520
Huayu Automotive Systems Co Ltd, Cl A	206,779	647
Hunan Valin Steel Co Ltd, Cl A	977,620	843
Industrial & Commercial Bank of China Ltd, Cl H (A)	19,326,140	11,828
Inspur Electronic Information Industry Co Ltd, Cl A	139,915	595
JD.com Inc ADR *	58,816	3,404
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	3,800,274	4,618
JOYY Inc ADR	14,470	531
Kingsoft Corp Ltd	821,649	2,623
Kweichow Moutai Co Ltd, Cl A	18,700	5,036
Li Auto Inc ADR *	45,375	1,171
Longfor Group Holdings Ltd	910,888	4,654
LONGi Green Energy Technology Co Ltd, Cl A *	128,700	1,450
Lufax Holding Ltd ADR	607,972	3,386
Luxshare Precision Industry Co Ltd, Cl A	1,181,377	5,856
Muyuan Foods Co Ltd, Cl A	173,500	1,547
NetEase Inc ADR	52,964	4,750
Ningbo Ronbay New Energy Technology Co Ltd, Cl A	237,519	4,786
Ningbo Tuopu Group Co Ltd, Cl A	210,500	1,876
NIO Inc ADR *	76,080	1,601
Orient Securities Co Ltd/China, Cl A *	284,800	489
PetroChina Co Ltd, Cl H	3,856,000	1,977
PICC Property & Casualty Co Ltd, Cl H	7,498,000	7,625
Pinduoduo Inc ADR *	16,055	644

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ping An Insurance Group Co of China Ltd, Cl A	738,000	$5,608
Ping An Insurance Group Co of China Ltd, Cl H (A)	2,463,982	17,327
Poly Developments and Holdings Group Co Ltd, Cl A	380,480	1,061
QuakeSafe Technologies Co Ltd, Cl A	195,400	1,854
Seazen Holdings Co Ltd, Cl A *	115,800	586
Shaanxi Coal Industry Co Ltd, Cl A	536,581	1,389
Shanghai International Port Group Co Ltd, Cl A	1,120,480	961
Shenzhen Overseas Chinese Town Co Ltd, Cl A	2,320,100	2,687
Shenzhen SC New Energy Technology Corp, Cl A	181,900	2,092
Shenzhen Senior Technology Material Co Ltd, Cl A	362,400	2,143
Shenzhen Topband Co Ltd, Cl A	1,218,300	2,081
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	747,398	2,039
Sinopec Engineering Group Co Ltd, Cl H	844,323	431
Sinopharm Group Co Ltd, Cl H	508,535	1,156
Sinotrans Ltd, Cl H	2,322,309	723
Tencent Holdings Ltd	1,115,290	52,053
Tingyi Cayman Islands Holding Corp	450,754	758
Trip.com Group Ltd ADR *	80,666	1,865
Tsingtao Brewery Co Ltd, Cl H	307,000	2,423
Uni-President China Holdings Ltd	884,000	769
Vipshop Holdings Ltd ADR *	330,957	2,979
Want Want China Holdings Ltd (A)	1,041,643	962
Weichai Power Co Ltd, Cl H	3,231,000	5,068
Wens Foodstuffs Group Co Ltd *	912,500	3,161
Wingtech Technology Co Ltd, Cl A	470,400	6,005
Xianhe Co Ltd, Cl A	551,279	2,248
XPeng Inc ADR, Cl A *	33,501	924
Xtep International Holdings Ltd (A)	1,528,500	2,296
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	304,497	2,023
Yifeng Pharmacy Chain Co Ltd, Cl A	452,600	2,845
Yuan Longping High-tech Agriculture Co Ltd, Cl A *	961,500	2,926
Yum China Holdings Inc	22,528	936
Zhejiang Expressway Co Ltd, Cl H (A)	1,476,000	1,238
Zhejiang HangKe Technology Inc Co, Cl A	221,527	1,980
Zhejiang Juhua Co Ltd, Cl A	1,286,713	2,632
Zhongsheng Group Holdings Ltd	574,000	4,031
		347,185

Czech Republic — 0.1%
CEZ AS	50,404	2,129
Greece — 0.7%
Alpha Services and Holdings SA *	4,160,578	5,104
Eurobank Ergasias Services and Holdings SA *	4,319,582	5,062

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hellenic Telecommunications Organization SA	46,742	$851
OPAP SA	48,110	704
		11,721

Hong Kong — 8.6%
A-Living Smart City Services Co Ltd, Cl H (A)	940,000	1,306
ASM Pacific Technology Ltd	232,000	2,337
Baidu Inc, Cl A *	28,500	496
Beijing Enterprises Holdings Ltd	1,046,500	3,307
Budweiser Brewing Co APAC Ltd	1,050,500	2,778
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	13
China Conch Environment Protection Holdings Ltd *	581,000	727
China Conch Venture Holdings Ltd	397,500	1,159
China Everbright Bank Co Ltd, Cl H	5,752,000	2,172
China Feihe Ltd	2,074,000	2,049
China High Precision Automation Group Ltd *(B)	1,385,624	–
China Hongqiao Group Ltd	841,000	1,116
China International Marine Containers Group Co Ltd, Cl H	344,768	562
China Medical System Holdings Ltd	3,509,870	5,497
China Meidong Auto Holdings Ltd	530,000	2,013
China Mengniu Dairy Co Ltd	146,090	783
China Merchants Port Holdings Co Ltd	1,511,607	2,725
China Overseas Land & Investment Ltd	806,000	2,397
China Resources Land Ltd	4,116,000	19,057
China Resources Power Holdings Co Ltd	432,000	806
China Southern Airlines Co Ltd, Cl H *(A)	4,494,000	2,602
China Yongda Automobiles Services Holdings Ltd	512,000	558
COFCO Joycome Foods Ltd	2,416,000	1,072
Country Garden Services Holdings Co Ltd	424,513	1,799
CSPC Pharmaceutical Group Ltd	1,382,247	1,589
Galaxy Entertainment Group Ltd *	534,000	3,160
Geely Automobile Holdings Ltd	439,000	681
Guangzhou Automobile Group Co Ltd, Cl H	3,426,000	2,825
Hong Kong Exchanges & Clearing Ltd	58,800	2,760
JD.com Inc, Cl A *	417,461	12,040
Kingboard Holdings Ltd	247,794	1,200
Kingboard Laminates Holdings Ltd (A)	2,083,692	3,407
Kunlun Energy Co Ltd	7,144,020	6,200
Lenovo Group Ltd (A)	4,540,659	4,907
Li Auto Inc, Cl A *	41,200	535
Li Ning Co Ltd	448,487	3,832
Meituan, Cl B *	597,100	11,509
NetEase Inc	361,430	6,430
New China Life Insurance Co Ltd, Cl H	325,700	905
Nine Dragons Paper Holdings Ltd	24,000	21
People's Insurance Co Group of China Ltd/The, Cl H	3,080,407	1,006
Postal Savings Bank of China Co Ltd, Cl H	5,222,000	4,210

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,582,676	$1,686
Shenzhen International Holdings Ltd	15,751	17
Sunny Optical Technology Group Co Ltd	54,700	872
Topsports International Holdings Ltd	794,216	661
Vinda International Holdings Ltd (A)	612,000	1,383
WH Group Ltd	6,626,750	4,163
Wuxi Biologics Cayman Inc *	117,307	960
Xiaomi Corp, Cl B *(A)	489,405	849
Xinyi Solar Holdings Ltd (A)	4,128,458	7,248
XPeng Inc, Cl A *	90,534	1,258
Yadea Group Holdings Ltd (A)	3,464,000	5,317
Yuexiu Property Co Ltd	1,006,027	996
Zoomlion Heavy Industry Science and Technology Co Ltd (A)	3,788,600	2,394
		152,352

Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	309,933	2,737
OTP Bank Nyrt *	134,891	4,953
Richter Gedeon Nyrt	289,334	6,149
		13,839

India — 11.6%
Apollo Hospitals Enterprise Ltd	59,350	3,533
Aptus Value Housing Finance India Ltd *	602,181	2,697
AU Small Finance Bank Ltd *	106,597	1,749
Axis Bank Ltd *	123,597	1,235
Bajaj Finance Ltd	6,660	635
Bharat Electronics Ltd	382,104	1,059
Bharat Petroleum Corp Ltd	119,040	564
Bharti Airtel Ltd *	358,170	3,558
Cartrade Tech Ltd *	87,750	669
Cholamandalam Investment and Finance Co Ltd	106,017	1,001
Cipla Ltd/India	115,846	1,555
Coal India Ltd	467,067	1,129
Container Corp Of India Ltd	145,430	1,287
Coromandel International Ltd	44,652	470
DLF Ltd	163,138	815
EPL Ltd	820,573	2,102
GAIL India Ltd	1,901,579	3,901
GMM Pfaudler Ltd	24,158	1,448
Godrej Properties Ltd *	75,440	1,657
Grasim Industries Ltd	53,990	1,182
HCL Technologies Ltd	577,054	8,816
HDFC Bank Ltd	242,712	4,687
Hero MotoCorp Ltd	100,076	3,022
Hindalco Industries Ltd	226,263	1,691
Hindustan Petroleum Corp Ltd	145,598	516
Hindustan Unilever Ltd	17,862	482
Housing Development Finance Corp Ltd	343,411	10,783
ICICI Bank Ltd	1,101,295	10,577

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ICICI Bank Ltd ADR	527,689	$9,994
Indian Hotels Co Ltd, Cl A	622,075	1,947
Indian Oil Corp Ltd	930,878	1,457
Indus Towers Ltd *	291,899	853
IndusInd Bank Ltd	354,069	4,354
Infosys Ltd	291,875	7,323
Infosys Ltd ADR	554,217	13,794
InterGlobe Aviation Ltd *	128,770	3,414
IRB Infrastructure Developers Ltd *	828,337	2,739
ITC Ltd	358,500	1,184
JB Chemicals & Pharmaceuticals Ltd	69,807	1,452
Jindal Steel & Power Ltd	78,563	549
JM Financial Ltd	367,047	327
Kotak Mahindra Bank Ltd	27,976	644
Larsen & Toubro Ltd	38,474	895
Mahindra & Mahindra Ltd	93,395	991
Marico Ltd	92,161	612
Maruti Suzuki India Ltd	61,247	6,088
Nestle India Ltd	1,708	391
NMDC Ltd	1,286,734	2,756
NTPC Ltd	857,533	1,523
Oil & Natural Gas Corp Ltd	2,099,730	4,532
Petronet LNG Ltd	978,478	2,498
Power Grid Corp of India Ltd	410,606	1,175
PVR Ltd *	24,472	617
Redington India Ltd	401,433	766
Reliance Industries Ltd	655,036	22,705
SBI Cards & Payment Services Ltd	276,413	3,097
Sona Blw Precision Forgings Ltd	210,132	1,876
State Bank of India	1,084,447	7,024
Sun Pharmaceutical Industries Ltd	120,141	1,448
Tata Consultancy Services Ltd	172,650	8,496
Torrent Power Ltd	227,506	1,474
UltraTech Cement Ltd	37,727	3,281
United Breweries Ltd	101,473	1,991
UPL Ltd	455,664	4,618
Vedanta Ltd	225,314	1,195
WNS Holdings Ltd ADR *	17,029	1,456
		204,356

Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	6,137,327	1,150
Astra International Tbk PT	12,057,000	5,459
Bank Central Asia Tbk PT	6,727,140	3,740
Bank Mandiri Persero Tbk PT	3,922,413	2,178
Bank Negara Indonesia Persero Tbk PT	5,410,200	3,097
Bank Rakyat Indonesia Persero Tbk PT	39,744,315	12,850
Bukalapak.com PT Tbk *	29,961,700	794
Kalbe Farma Tbk PT	7,012,620	786
Merdeka Copper Gold Tbk PT *	7,417,600	2,335
Telkom Indonesia Persero Tbk PT	19,000,900	6,041
		38,430

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kuwait — 0.0%
Agility Public Warehousing Co KSC	138,732	$504
Malaysia — 0.4%
CIMB Group Holdings Bhd	870,188	1,101
Frontken Corp Bhd	849,308	605
Hong Leong Bank Bhd	208,227	998
IHH Healthcare Bhd	272,797	401
Petronas Chemicals Group Bhd	832,451	1,900
Public Bank Bhd	1,385,800	1,537
Sime Darby Bhd	1,053,204	601
		7,143

Mexico — 1.9%
Alfa SAB de CV, Cl A	1,302,151	987
America Movil SAB de CV ADR, Cl L	94,646	2,002
Cemex SAB de CV ADR *	566,437	2,997
Fomento Economico Mexicano SAB de CV	255,659	2,117
Fomento Economico Mexicano SAB de CV ADR	41,344	3,425
Grupo Aeroportuario del Pacifico SAB de CV ADR *	5,611	905
Grupo Bimbo SAB de CV, Ser A	207,757	625
Grupo Financiero Banorte SAB de CV, Cl O	1,734,625	13,032
Grupo Mexico SAB de CV, Ser B	834,059	4,967
Wal-Mart de Mexico SAB de CV	807,993	3,302
		34,359

Peru — 0.1%
Credicorp Ltd	14,124	2,427
Philippines — 0.3%
BDO Unibank Inc	1,348,112	3,443
International Container Terminal Services Inc	155,438	676
Monde Nissin Corp *	4,354,800	1,154
		5,273

Poland — 0.5%
Allegro.eu SA *(A)	212,098	1,792
Bank Polska Kasa Opieki SA	21,149	569
Cyfrowy Polsat SA	143,244	955
Dino Polska SA *	48,569	3,955
LPP SA	387	1,062
Powszechny Zaklad Ubezpieczen SA	96,410	778
		9,111

Portugal — 0.1%
Jeronimo Martins SGPS SA	84,505	2,039
Qatar — 0.1%
Qatar Islamic Bank SAQ	178,179	1,168
Qatar National Bank QPSC	128,814	816
		1,984

Russia — 0.0%
Alrosa PJSC	623,438	–
Gazprom PJSC ADR	174,661	–

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LUKOIL PJSC ADR	109,206	$–
Magnit PJSC GDR *	70,490	–
Magnit PJSC GDR	13,117	–
Mobile TeleSystems PJSC ADR	699,014	–
Novatek PJSC	102,482	–
Polyus PJSC	9,893	–
Rosneft Oil Co PJSC	230,389	–
Sberbank of Russia PJSC ADR	162,791	–
Surgutneftegas PJSC ADR (A)	501,658	–
		–
		–
		–

Saudi Arabia — 2.6%
Al Hammadi Co for Development and Investment	22,642	274
Al Rajhi Bank	117,381	5,015
Alinma Bank	190,843	1,973
Etihad Etisalat Co	114,267	1,263
Jarir Marketing Co	16,080	844
Leejam Sports Co JSC	57,977	1,945
Riyad Bank	355,343	3,553
SABIC Agri-Nutrients Co	26,659	1,294
Sahara International Petrochemical Co	137,842	1,969
Saudi Arabian Mining Co *	92,997	3,313
Saudi Arabian Oil Co	309,388	3,554
Saudi Basic Industries Corp	26,927	940
Saudi Electricity Co	93,738	662
Saudi Industrial Investment Group	73,635	687
Saudi National Bank/The	541,807	10,229
Saudi Tadawul Group Holding Co	41,026	2,089
Saudi Telecom Co	205,473	5,895
United International Transportation Co	44,744	617
		46,116

Singapore — 0.1%
TDCX Inc ADR *	117,019	1,422
Yangzijiang Shipbuilding Holdings Ltd	973,183	1,097
		2,519

South Africa — 4.6%
Absa Group Ltd	204,064	2,645
African Rainbow Minerals Ltd	42,322	831
Anglo American Platinum Ltd	8,014	1,103
Bid Corp Ltd	179,498	3,907
Bidvest Group Ltd/The	119,163	1,819
Capitec Bank Holdings Ltd	24,630	3,934
Cie Financiere Richemont SA	160,353	2,066
FirstRand Ltd	547,171	2,889
Gold Fields Ltd	135,000	2,098
Gold Fields Ltd ADR	701,715	10,849
Growthpoint Properties Ltd ‡	1,797,539	1,810
Impala Platinum Holdings Ltd	75,192	1,159
Kumba Iron Ore Ltd	35,925	1,599
Mr Price Group Ltd	153,997	2,284
MTN Group Ltd	353,414	4,581

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Naspers Ltd, Cl N	110,247	$12,506
Nedbank Group Ltd	492,275	7,825
Old Mutual Ltd	2,687,085	2,523
Sasol Ltd *	100,810	2,436
Shoprite Holdings Ltd	290,225	4,685
Sibanye Stillwater Ltd (A)	730,093	2,969
Standard Bank Group Ltd	167,927	2,087
Vodacom Group Ltd	227,949	2,498
		81,103

South Korea — 12.4%
BGF retail Co Ltd	4,448	638
BNK Financial Group Inc	119,183	779
Celltrion Inc	2,827	399
Cheil Worldwide Inc	167,647	3,245
CJ CheilJedang Corp	24,028	7,289
CJ ENM Co Ltd	41,367	4,458
Coway Co Ltd	74,868	4,216
DB HiTek Co Ltd	25,545	1,569
DB Insurance Co Ltd	18,338	1,055
DGB Financial Group Inc	44,254	340
Doosan Fuel Cell Co Ltd *	34,203	1,146
E-MART Inc	6,871	794
GS Engineering & Construction Corp	23,818	906
GS Holdings Corp	71,136	2,570
Hana Financial Group Inc	429,674	17,206
Hankook Tire & Technology Co Ltd	87,932	2,428
Hyundai Glovis Co Ltd	6,835	1,080
Hyundai Marine & Fire Insurance Co Ltd	48,086	1,270
Hyundai Mobis Co Ltd	24,874	4,377
Kakao Corp	43,440	3,776
KB Financial Group Inc	57,642	2,893
KH Vatec Co Ltd	107,386	1,866
Kia Corp	106,151	6,426
Korea Petrochemical Ind Co Ltd	12,072	1,654
Kumho Petrochemical Co Ltd	14,918	1,899
LG Chem Ltd	11,649	5,075
LG Electronics Inc	56,291	5,537
LG Innotek Co Ltd	3,152	997
LG Uplus Corp	80,472	925
Lotte Chemical Corp	16,351	2,811
NAVER Corp	6,767	1,889
NCSoft Corp	12,340	4,720
NICE Information Service Co Ltd	38,248	620
Orion Corp/Republic of Korea	28,645	2,090
Pan Ocean Co Ltd	386,286	2,213
POSCO Holdings Inc ADR	10,979	651
Samsung Biologics Co Ltd *	3,747	2,550
Samsung Electro-Mechanics Co Ltd	9,343	1,264
Samsung Electronics Co Ltd	1,192,987	68,233
Samsung Engineering Co Ltd *	86,266	1,849
Samsung SDS Co Ltd	3,540	402
SD Biosensor Inc	11,748	542

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shinsegae Inc	4,133	$867
SK Hynix Inc	226,312	21,815
SK Square Co Ltd *	94,625	4,390
SK Telecom Co Ltd	227,984	10,662
Soulbrain Co Ltd/New	8,815	1,770
Woori Financial Group Inc	114,246	1,439
Youngone Corp	13,595	532
		218,122

Taiwan — 13.7%
Accton Technology Corp	232,200	1,791
Acer Inc	1,975,000	2,058
Asia Vital Components Co Ltd	305,000	1,231
ASPEED Technology Inc	5,445	617
Bizlink Holding Inc	165,000	1,700
Cathay Financial Holding Co Ltd	627,503	1,407
Chailease Holding Co Ltd	457,445	4,020
China Development Financial Holding Corp	1,489,000	992
China Steel Corp	656,000	890
ChipMOS Technologies Inc	293,000	522
Chunghwa Telecom Co Ltd	1,111,000	4,915
CTBC Financial Holding Co Ltd	12,475,000	12,723
Delta Electronics Inc	589,000	5,498
E.Sun Financial Holding Co Ltd	2,589,395	2,977
Elite Material Co Ltd	44,000	393
Evergreen Marine Corp Taiwan Ltd	154,000	721
Far EasTone Telecommunications Co Ltd	153,000	392
Formosa Plastics Corp	330,000	1,219
Fubon Financial Holding Co Ltd	2,212,534	5,883
Hon Hai Precision Industry Co Ltd	342,149	1,261
International Games System Co Ltd	16,000	427
Keystone Microtech Corp	155,000	1,517
Largan Precision Co Ltd	11,000	722
Lite-On Technology Corp	387,341	915
Macronix International Co Ltd	2,903,000	4,041
MediaTek Inc	453,628	14,265
Merida Industry Co Ltd	87,000	764
Micro-Star International Co Ltd	1,231,172	5,540
momo.com Inc	45,000	1,466
Nan Ya Plastics Corp	640,000	2,073
Nan Ya Printed Circuit Board Corp	46,122	838
Nanya Technology Corp	386,000	927
Nien Made Enterprise Co Ltd	132,000	1,540
Novatek Microelectronics Corp	82,000	1,210
Pegatron Corp	353,000	890
Pou Chen Corp	1,024,000	1,123
Radiant Opto-Electronics Corp	118,000	424
Realtek Semiconductor Corp	36,482	544
RichWave Technology Corp	325,400	2,141
Silergy Corp	9,790	1,162
SinoPac Financial Holdings Co Ltd	2,159,729	1,381
Taiwan Paiho Ltd	628,000	1,571

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan Semiconductor Manufacturing Co Ltd	4,994,278	$102,904
Taiwan Semiconductor Manufacturing Co Ltd ADR	143,703	14,983
Tong Hsing Electronic Industries Ltd	387,313	3,882
Unimicron Technology Corp	413,000	3,557
Uni-President Enterprises Corp	2,187,000	4,986
United Microelectronics Corp	2,373,102	4,407
Vanguard International Semiconductor Corp	203,000	875
Winbond Electronics Corp	959,000	1,038
Wiwynn Corp	160,000	5,667
Yuanta Financial Holding Co Ltd	2,639,626	2,426
		241,416

Thailand — 2.6%
Advanced Info Service PCL NVDR	210,000	1,468
Bangkok Dusit Medical Services PCL NVDR	2,049,516	1,538
Central Pattana PCL	1,234,800	2,185
Chularat Hospital PCL NVDR	4,454,467	517
CP ALL PCL	756,300	1,477
Home Product Center PCL	11,889,054	5,661
Indorama Ventures PCL NVDR (A)	951,700	1,330
Kasikornbank PCL	713,400	3,449
Kasikornbank PCL NVDR	1,122,200	5,425
Kiatnakin Phatra Bank PCL NVDR	506,200	1,048
Land & Houses PCL	8,543,700	2,435
Ngern Tid Lor PCL	2,253,400	2,602
PTT Exploration & Production PCL	789,600	3,414
PTT Exploration & Production PCL NVDR	345,000	1,492
PTT PCL NVDR	6,313,200	7,294
Regional Container Lines PCL NVDR (A)	358,210	469
Siam Cement PCL/The	101,400	1,167
Supalai PCL NVDR (A)	406,715	265
Thai Union Group PCL, Cl F	3,312,000	1,881
Thanachart Capital PCL NVDR	442,847	573
		45,690

Turkey — 0.3%
BIM Birlesik Magazalar AS	323,161	1,863
Ford Otomotiv Sanayi AS	34,899	711
Haci Omer Sabanci Holding AS	629,042	751
KOC Holding AS	385,604	1,040
Turk Hava Yollari AO *	573,876	1,259
		5,624

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	644,794	1,841
Aldar Properties PJSC	1,012,512	1,358
Dubai Islamic Bank PJSC	1,495,312	2,508
Emaar Properties PJSC	5,724,787	9,321
Emirates NBD Bank PJSC	386,520	1,573
Emirates Telecommunications Group Co PJSC	98,516	992

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Market Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fertiglobe PLC	2,137,022	$2,913
First Abu Dhabi Bank PJSC	371,670	2,387
		22,893

United Kingdom — 1.0%
Anglo American PLC	192,133	10,105
Antofagasta PLC	81,451	1,780
Endeavour Mining PLC	35,916	897
Fix Price Group Ltd GDR	48,690	–
Network International Holdings PLC *	594,224	2,179
TCS Group Holding PLC GDR	34,151	–
Tullow Oil PLC *	2,700,073	1,878
		16,839

United States — 0.1%
XP Inc, Cl A *	48,645	1,464
Vietnam — 0.3%
Hoa Phat Group JSC	910,721	1,796
Vincom Retail JSC *	2,942,545	4,298
		6,094

Total Common Stock
(Cost $1,435,882) ($ Thousands)		1,666,701

PREFERRED STOCK — 1.9%
Brazil — 0.7%
Banco Bradesco SA (C)	934,870	4,363
Bradespar SA (C)	57,063	399
Centrais Eletricas Brasileiras SA (C)	95,384	756
Cia Energetica de Minas Gerais (C)	403,800	1,288
Itau Unibanco Holding SA , 4.160%*	275,396	1,591
Itausa SA , 3.240%	332,878	755
Petroleo Brasileiro SA ADR, Cl A(C)	242,699	3,393
		12,545

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Cl B(C)	51,947	4,490
South Korea — 0.9%
Hyundai Motor Co (C)	58,398	4,137
LG Chem Ltd (C)	11,840	2,658
LG Electronics *(C)	29,217	1,403
Samsung Electronics Co Ltd(C)	164,339	8,501
		16,699

Total Preferred Stock
(Cost $31,147) ($ Thousands)		33,734

Description		Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
South Korea — 0.0%
Hyundai Engineering & Construction Co Ltd *‡‡		256	$–
Samsung Biologics Co Ltd, Expires 04/15/2022 *		248	39
Total Rights
(Cost $—) ($ Thousands)			39

	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
0.000% (D)(E)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

	Shares
AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, L.P.
0.300% **†(F)		39,483,601	39,493

Total Affiliated Partnership
(Cost $39,487) ($ Thousands)			39,493

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
0.110%**†		40,185,442	40,185

Total Cash Equivalent
(Cost $40,185) ($ Thousands)			40,185

Total Investments in Securities — 101.0%
(Cost $1,546,701) ($ Thousands)			$1,780,153

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	756	Jun-2022	$42,150	$42,544	$394

Percentages are based on Net Assets of $1,763,146 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 5).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 9). The total market value of securities on loan at March 31, 2022 was $32,812 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.
(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2022 was $39,493 ($ Thousands).

ADR — American Depositary Receipt
BRL — Brazilian Real
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint-Stock Company
L.P. — Limited Partnership
Ltd. — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
Ser — Series

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Common Stock	1,659,631	7,070	–	^	1,666,701
Preferred Stock	33,734	–	–		33,734
Rights	39	–	–		39
Debenture Bond	–	1	–		1
Affiliated Partnership	–	39,493	–		39,493
Cash Equivalent	40,185	–	–		40,185
Total Investments in Securities	1,733,589	46,564	–		1,780,153

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	394	–	–	394
Total Other Financial Instruments	394	–	–	394

^One security with market value of $0.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Market Equity Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Depreciation	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$17,858	$98,782	$(77,148)	$(2)	$3	$39,493	39,483,601	$122	$—
SEI Daily Income Trust, Government Fund, Cl F	60,832	115,119	(135,766)	—	—	40,185	40,185,442	2	—
Totals	$78,690	$213,901	$(212,914)	$(2)	$3	$79,678		$124	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.4%
Australia — 2.5%
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	$586
Australia Government Bond
4.750%, 04/21/2027		1,040	859
4.500%, 04/21/2033		801	694
3.750%, 04/21/2037		1,463	1,193
3.250%, 04/21/2025		843	650
3.000%, 03/21/2047		2,718	1,953
2.750%, 06/21/2035		1,243	912
2.750%, 05/21/2041		1,042	735
2.500%, 05/21/2030		1,492	1,097
2.250%, 05/21/2028		33	24
0.500%, 09/21/2026		682	467
0.250%, 11/21/2025		1,211	839
Commonwealth Bank of Australia
0.125%, 10/15/2029	EUR	270	277
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	368
0.375%, 04/11/2024		455	504
Glencore Capital Finance DAC MTN
0.750%, 03/01/2029		450	447
Glencore Finance Europe MTN
1.500%, 10/15/2026		120	131
National Australia Bank
5.000%, 03/11/2024	AUD	750	589
2.990%, 05/21/2031 (A)		$520	472
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	239
Westpac Banking MTN
1.250%, 01/14/2033		310	341

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Westpac Banking Corp MTN
0.500%, 05/17/2024	EUR	505	$560
			13,937

Austria — 1.3%
JAB Holdings BV
1.000%, 12/20/2027		400	420
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		561	893
2.400%, 05/23/2034		110	142
2.100%, 09/20/2117		50	67
0.850%, 06/30/2120		255	181
0.750%, 10/20/2026		1,983	2,233
0.750%, 03/20/2051		454	453
0.250%, 10/20/2036		351	344
0.023%, 02/20/2031		730	751
0.000%, 04/20/2025		647	713
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		789	1,145
			7,342

Belgium — 1.6%
Ageas
1.875%, 11/24/2051 (B)		200	201
Anheuser-Busch InBev MTN
1.150%, 01/22/2027		230	256
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	775
3.750%, 06/22/2045		419	682
3.000%, 06/22/2034 (A)		580	787
2.600%, 06/22/2024 (A)		301	354
1.600%, 06/22/2047 (A)		351	402
1.400%, 06/22/2053 (A)		315	338
1.000%, 06/22/2026 (A)		370	421
1.000%, 06/22/2031 (A)		490	551
0.800%, 06/22/2025 (A)		484	547
0.500%, 10/22/2024 (A)		420	472
0.350%, 06/22/2032 (A)		620	645
0.200%, 10/22/2023 (A)		933	1,044
0.007%, 10/22/2031 (A)		266	270
0.000%, 10/22/2027 (A)		1,133	1,221
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	104
			9,070

Brazil — 0.0%
OEC Finance
7.125%, 12/26/2046		$167	5
4.375%, 10/25/2029		108	3
			8

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Canada — 6.6%
Bank of Nova Scotia
0.010%, 03/18/2025	EUR	645	$700
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	65
Canada Housing Trust No. 1
2.250%, 12/15/2025 (A)		1,325	1,046
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,275
3.500%, 12/01/2045		158	151
2.750%, 12/01/2048		400	342
2.750%, 12/01/2048		300	257
2.500%, 06/01/2024		2,460	1,978
2.250%, 06/01/2029		3,329	2,645
1.500%, 06/01/2026		8,717	6,742
1.500%, 06/01/2031		268	199
1.000%, 06/01/2027		1,375	1,028
Canadian Pacific Railway
1.350%, 12/02/2024		$805	772
Canadian When Issued Government Bond
2.000%, 12/01/2051	CAD	487	359
CPPIB Capital MTN
0.250%, 04/06/2027	EUR	1,765	1,888
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		$1,914	1,782
0.500%, 05/06/2025	EUR	1,066	1,172
Ontario Teachers' Finance Trust MTN
0.900%, 05/20/2041		707	686
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,325
2.750%, 06/18/2052		835	608
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,266
4.650%, 06/02/2041		540	513
2.800%, 06/02/2048		2,200	1,605
2.400%, 06/02/2026		585	461
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	2,337	2,834
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	733
3.500%, 12/01/2048		520	431
3.100%, 12/01/2051		780	606
Province of Quebec Canada MTN
3.700%, 05/20/2026	AUD	568	432
PSP Capital
1.625%, 10/26/2028 (A)		$1,814	1,699
Rogers Communications
4.000%, 06/06/2022	CAD	165	133
Royal Bank of Canada MTN
1.125%, 12/15/2025	GBP	230	287
0.250%, 01/29/2024	EUR	189	209

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Toronto-Dominion Bank
0.000%, 02/09/2024	EUR	490	$540
			36,769

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (C)		$311	2

China — 8.9%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,834
3.900%, 08/03/2040		4,280	711
3.700%, 10/20/2030		9,430	1,550
3.660%, 03/01/2031		4,680	766
3.650%, 05/21/2029		18,120	2,948
3.480%, 01/08/2029		23,680	3,818
3.410%, 06/07/2031		12,200	1,963
3.390%, 07/10/2027		16,630	2,675
3.230%, 01/10/2025		11,360	1,818
3.120%, 09/13/2031		9,540	1,504
China Government Bond
3.810%, 09/14/2050		19,820	3,339
3.720%, 04/12/2051		35,440	5,899
3.270%, 11/19/2030		28,430	4,620
3.020%, 10/22/2025		100	16
3.010%, 05/13/2028		52,640	8,401
2.850%, 06/04/2027		16,510	2,624
2.690%, 08/12/2026		16,200	2,565
2.680%, 05/21/2030		9,380	1,456
Prosus NV MTN
2.031%, 08/03/2032	EUR	245	222
1.985%, 07/13/2033 (A)		320	283
Weibo
3.500%, 07/05/2024		$200	195
			49,207

Colombia — 0.7%
Colombian TES
10.000%, 07/24/2024	COP	2,757,800	754
7.750%, 09/18/2030		5,638,800	1,341
7.500%, 08/26/2026		1,565,300	390
7.250%, 10/18/2034		2,201,800	481
7.000%, 06/30/2032		1,379,900	303
6.000%, 04/28/2028		2,966,000	667
5.750%, 11/03/2027		279,700	63
			3,999

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	339
2.500%, 08/25/2028		14,630	615
1.200%, 03/13/2031		8,010	295
			1,249

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Denmark — 0.3%
Danske Bank MTN
5.875%, EUR Swap Annual 7 Yr + 5.471% (B)(D)	EUR	344	$383
Denmark Government Bond
4.500%, 11/15/2039	DKK	2,040	484
0.000%, 11/15/2031		2,049	284
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	243
Orsted
6.250%, EUR Swap Annual 5 Yr + 4.750%, 06/26/2099 (B)		210	245
			1,639

Finland — 0.3%
Finland Government Bond (A)
0.875%, 09/15/2025		355	403
0.125%, 09/15/2031		610	631
0.125%, 04/15/2052		135	114
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388% (B)(D)		$200	207
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026	EUR	480	521
			1,876

France — 5.4%
BNP Paribas
4.625%, 03/13/2027 (A)		$340	348
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	655
1.250%, 03/19/2025	EUR	375	418
0.500%, 02/19/2028 (B)		200	209
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	439
BPCE
1.000%, 01/20/2026 (A)		$950	871
BPCE MTN
2.000%, 06/05/2025	AUD	440	315
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028	EUR	100	124
0.500%, 01/19/2026		500	548
Cie de Financement Foncier
0.375%, 12/11/2024		300	331
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	589
CNP Assurances MTN
2.500%, 06/30/2051 (B)	EUR	200	212
Credit Agricole Assurances
4.750%, 09/27/2048 (B)		200	245
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	334

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.250%, 02/23/2024	EUR	700	$776
Dexia Credit Local MTN
0.625%, 02/03/2024		200	223
0.500%, 01/17/2025		300	332
0.000%, 05/29/2024		1,200	1,319
Electricite de France
5.625%, USD Swap Semi 30/360 10 Yr Curr + 3.041% (A)(B)(D)		$200	200
Electricite de France MTN
5.375%, EUR Swap Annual 12 Yr + 3.794% (B)(D)	EUR	200	231
4.000%, 11/12/2025		350	429
Engie MTN
0.875%, 03/27/2024		300	335
French Republic Government Bond OAT
5.750%, 10/25/2032		271	447
4.500%, 04/25/2041		239	412
4.000%, 04/25/2055 (A)		139	260
2.750%, 10/25/2027		339	422
2.500%, 05/25/2030		442	560
1.750%, 05/25/2023		2,359	2,689
1.750%, 06/25/2039 (A)		256	311
1.750%, 05/25/2066 (A)		84	101
1.500%, 05/25/2050 (A)		1,786	2,048
1.250%, 05/25/2036 (A)		340	384
0.750%, 05/25/2028		345	386
0.500%, 05/25/2029		395	433
0.500%, 06/25/2044 (A)		1,380	1,297
0.100%, 07/25/2031 (A)		169	223
0.000%, 03/25/2025		661	729
0.000%, 02/25/2023		1,007	1,125
0.000%, 02/25/2024		2,048	2,280
0.000%, 11/25/2029		504	529
0.000%, 11/25/2031		1,679	1,709
Kapla Holding SAS
3.250%, 12/15/2026 (B)		200	216
SNCF Reseau MTN
4.250%, 10/07/2026		200	256
2.250%, 12/20/2047		300	372
2.000%, 02/05/2048		300	349
1.125%, 05/19/2027		300	338
1.125%, 05/25/2030		200	224
Societe Generale (A)
4.250%, 04/14/2025		$325	323
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (B)		300	281
Societe Nationale SNCF
1.000%, 05/25/2040	EUR	700	690
TotalEnergies MTN (D)
1.750% (B)		115	127
1.625% (B)		125	127

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
TotalEnergies Capital International MTN
2.500%, 03/25/2026	EUR	400	$471
Westfield America Management
2.625%, 03/30/2029	GBP	155	190
2.125%, 03/30/2025		210	266
			30,058

Germany — 5.0%
Bundesobligation
0.000%, 10/09/2026	EUR	3,135	3,436
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		234	387
3.250%, 07/04/2042		954	1,602
1.250%, 08/15/2048		1,013	1,305
1.000%, 08/15/2024		328	374
0.500%, 02/15/2026		197	221
0.170%, 08/15/2050		101	95
0.000%, 08/15/2031		2,225	2,360
0.000%, 05/15/2035		671	688
0.000%, 05/15/2036		1,490	1,515
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	207
Deutsche Bank MTN
1.000%, 11/19/2025 (B)		400	436
Deutsche Bundesrepublik Inflation Linked Bond
0.500%, 04/15/2030		192	264
Deutsche Telekom MTN
3.125%, 02/06/2034	GBP	328	439
1.750%, 12/09/2049	EUR	100	106
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		225	252
E.ON MTN
0.000%, 12/18/2023		550	609
HeidelbergCement Finance Luxembourg MTN
1.750%, 04/24/2028		120	133
1.625%, 04/07/2026		400	447
HOCHTIEF MTN
1.750%, 07/03/2025		400	448
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	2,620
0.500%, 09/15/2027	EUR	510	559
0.125%, 06/07/2023		1,020	1,139
Kreditanstalt fuer Wiederaufbau MTN
0.875%, 09/15/2026	GBP	2,600	3,288
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	248
0.000%, 12/13/2028		1,085	1,141

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mercedes-Benz International Finance BV MTN
0.250%, 11/06/2023	EUR	430	$477
Merck Financial Services GmbH MTN
0.125%, 07/16/2025		400	433
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (A)		$775	719
Volkswagen International Finance
3.875% (B)(D)	EUR	300	328
1.125%, 10/02/2023		400	448
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	580
ZF Europe Finance BV
2.000%, 02/23/2026		200	209
			27,513

Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	837
1.500%, 08/23/2023		183,970	523
			1,360

Indonesia — 1.2%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	594
8.375%, 03/15/2034		32,395,000	2,471
7.500%, 06/15/2035		2,199,000	157
7.375%, 05/15/2048		13,040,000	914
7.000%, 09/15/2030		2,959,000	210
6.500%, 06/15/2025		6,598,000	478
6.500%, 02/15/2031		18,489,000	1,265
5.500%, 04/15/2026		5,153,000	360
			6,449

Ireland — 0.7%
AerCap Ireland Capital DAC
4.500%, 09/15/2023		$205	207
3.300%, 01/30/2032		450	406
1.150%, 10/29/2023		1,000	957
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	351
Ireland Government Bond
1.500%, 05/15/2050		250	282
1.100%, 05/15/2029		670	761
1.000%, 05/15/2026		285	324
0.113%, 10/18/2031		304	307
Smurfit Kappa Acquisitions ULC
2.875%, 01/15/2026		265	308
			3,903

Israel — 0.1%
Israel Government Bond - Fixed
5.500%, 01/31/2042	ILS	675	300
2.000%, 03/31/2027		925	293

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.000%, 03/31/2030	ILS	593	$172
			765

Italy — 4.2%
Eni
3.375% (B)(D)	EUR	135	143
Eni MTN
0.375%, 06/14/2028		130	133
Intesa Sanpaolo MTN
2.125%, 05/26/2025		330	376
0.750%, 12/04/2024		350	387
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,644	2,575
3.500%, 03/01/2030 (A)		407	513
3.100%, 03/01/2040 (A)		122	152
3.000%, 08/01/2029		1,609	1,956
2.800%, 03/01/2067 (A)		359	403
2.700%, 03/01/2047 (A)		55	65
2.450%, 09/01/2033 (A)		98	114
2.150%, 03/01/2072 (A)		76	72
2.000%, 02/01/2028		542	622
1.850%, 07/01/2025 (A)		2,274	2,606
1.800%, 03/01/2041 (A)		247	253
1.700%, 09/01/2051 (A)		236	224
1.500%, 04/30/2045 (A)		847	801
0.950%, 12/01/2031 (A)		2,794	2,829
0.950%, 03/01/2037 (A)		1,549	1,457
0.019%, 04/01/2026		4,802	5,109
0.000%, 04/15/2024		1,429	1,574
Rimini Bidco
5.250%, 12/14/2026 (A)(B)		200	197
Societa Cattolica Di Assicurazione SPA
4.250%, 12/14/2047 (B)		200	230
UniCredit MTN
4.875%, EUAMDB05 + 4.739%, 02/20/2029 (B)		220	254
1.250%, 06/16/2026 (B)		460	503
			23,548

Japan — 16.5%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,607
Development Bank of Japan MTN
0.875%, 10/10/2025	EUR	1,145	1,266
Government of Japan 10 Year Bond
0.600%, 03/20/2023	JPY	604,800	5,015
0.400%, 06/20/2025		516,200	4,311
0.100%, 06/20/2026		172,500	1,426
0.100%, 03/20/2027		71,550	591
Government of Japan 20 Year Bond
1.700%, 06/20/2033		1,353,950	12,898
1.400%, 09/20/2034		503,250	4,678
1.000%, 12/20/2035		50,000	445

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.700%, 03/20/2037	JPY	38,450	$328
0.500%, 09/20/2036		557,400	4,628
0.200%, 06/20/2036		206,200	1,644
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		33,600	319
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		40,300	380
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		98,300	918
Government of Japan 30 Year Bond
0.800%, 09/20/2047		709,500	5,796
0.300%, 06/20/2046		74,600	546
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		133,650	1,423
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		485,300	5,113
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		370,550	3,764
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		427,900	4,380
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	1,685
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		207,550	2,068
Government of Japan 40 Year Bond
0.400%, 03/20/2056		382,400	2,670
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	404
Japan Finance Organization for Municipalities MTN
0.050%, 02/12/2027	EUR	440	466
Japan Government Five Year Bond
0.100%, 09/20/2024	JPY	61,150	505
Japan Government Ten Year Bond
0.500%, 09/20/2024		1,478,250	12,339
0.100%, 09/20/2027		697,900	5,764
0.100%, 03/20/2029		35,900	296
Japan Government Thirty Year Bond
0.400%, 12/20/2049		142,950	1,034
0.300%, 06/20/2046		85,800	628
Japan Government Twenty Year Bond
1.800%, 09/20/2031		166,700	1,579
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	275
Nissan Motor
2.652%, 03/17/2026		165	185
NTT Finance
1.162%, 04/03/2026 (A)		$345	318
			91,692

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Luxembourg — 0.1%
Matterhorn Telecom
3.125%, 09/15/2026	EUR	215	$231
Prologis International Funding II
2.375%, 11/14/2030		200	228
Vivion Investments Sarl
3.000%, 08/08/2024		200	214
			673

Malaysia — 1.8%
Malaysia Government Bond
4.392%, 04/15/2026	MYR	2,816	694
4.232%, 06/30/2031		1,537	371
4.181%, 07/15/2024		6,636	1,621
3.955%, 09/15/2025		7,319	1,781
3.885%, 08/15/2029		2,890	684
3.828%, 07/05/2034		3,332	760
3.795%, 09/30/2022		4,878	1,172
3.757%, 05/22/2040		912	197
3.733%, 06/15/2028		2,316	549
3.502%, 05/31/2027		7,477	1,765
3.478%, 06/14/2024		1,305	314
2.632%, 04/15/2031		1,040	222
			10,130

Mexico — 2.3%
Mexican Bonos
8.000%, 11/07/2047	MXN	24,285	1,160
7.750%, 11/23/2034		6,369	305
7.750%, 11/13/2042		40,580	1,896
7.500%, 06/03/2027		27,467	1,322
5.750%, 03/05/2026		14,711	671
5.750%, 03/05/2026		8,429	384
Mexican Bonos, Ser M20
10.000%, 12/05/2024		43,808	2,275
8.500%, 05/31/2029		10,038	507
7.750%, 05/29/2031		39,174	1,893
Mexican Bonos, Ser M30
10.000%, 11/20/2036		27,167	1,556
8.500%, 11/18/2038		5,364	273
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	279
			12,521

Netherlands — 2.4%
ABN AMRO Bank
3.324%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.900%, 03/13/2037 (A)(B)		$400	363
ASR Nederland
3.375%, 05/02/2049 (B)	EUR	255	287
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,408
0.000%, 01/20/2031		900	909

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cooperatieve Rabobank UA
4.375% (B)(D)	EUR	200	$224
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	281
4.625%, 05/23/2029		130	185
1.250%, 05/31/2032	EUR	300	332
Heineken MTN
1.000%, 05/04/2026		335	369
ING Groep
4.017%, U.S. SOFR + 1.830%, 03/28/2028 (B)		$290	292
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)		505	507
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036	EUR	281	308
0.625%, 01/18/2027		225	247
0.000%, 11/16/2026		1,067	1,142
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	377
2.500%, 01/15/2033		874	1,144
2.000%, 07/15/2024		491	571
0.500%, 07/15/2026		670	750
0.240%, 01/15/2038		1,437	1,388
0.118%, 01/15/2052		421	367
0.000%, 01/15/2027		685	746
0.000%, 07/15/2031		1,014	1,058
			13,255

New Zealand — 0.9%
New Zealand Government Bond
5.500%, 04/15/2023	NZD	2,356	1,689
3.000%, 04/20/2029		345	237
2.750%, 04/15/2025		1,896	1,308
2.750%, 04/15/2037		80	52
2.000%, 05/15/2032		1,154	718
1.750%, 05/15/2041		124	67
1.500%, 05/15/2031		548	329
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	578
			4,978

Norway — 1.7%
DNB Boligkreditt MTN
0.375%, 11/20/2024	EUR	795	877
Equinor MTN
6.875%, 03/11/2031	GBP	185	326
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	7,018	815
2.125%, 05/18/2032		3,550	390
2.000%, 05/24/2023		5,993	688
2.000%, 04/26/2028		3,667	405
1.750%, 03/13/2025		1,213	136

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.750%, 02/17/2027	NOK	10,007	$1,102
1.750%, 09/06/2029		6,471	698
1.500%, 02/19/2026		14,994	1,651
1.375%, 08/19/2030		9,406	979
1.250%, 09/17/2031		14,924	1,519
			9,586

Peru — 0.0%
Volcan Cia Minera SAA
4.375%, 02/11/2026 (A)		$21	20

Poland — 0.1%
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	304
2.500%, 07/25/2027		1,860	386
			690

Portugal — 0.6%
EDP Finance BV MTN
0.375%, 09/16/2026	EUR	440	469
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		277	410
2.200%, 10/17/2022		775	874
1.950%, 06/15/2029		492	579
0.700%, 10/15/2027		735	811
			3,143

Romania — 0.2%
Romania Government Bond
4.250%, 06/28/2023	RON	2,655	593
3.650%, 07/28/2025		1,540	324
			917

Singapore — 2.8%
Singapore Government Bond
3.500%, 03/01/2027	SGD	2,994	2,336
3.375%, 09/01/2033		162	131
3.125%, 09/01/2022		5,029	3,743
3.000%, 09/01/2024		6,783	5,131
2.875%, 07/01/2029		200	153
2.750%, 07/01/2023		1,441	1,079
2.750%, 04/01/2042		301	228
2.750%, 03/01/2046		200	150
2.250%, 08/01/2036		664	475
2.125%, 06/01/2026		1,790	1,317
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	496
			15,239

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027	EUR	556	636

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 0.2%
Anglo American Capital MTN
1.625%, 09/18/2025	EUR	415	$459
1.625%, 03/11/2026		230	253
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$230	215
			927

South Korea — 1.1%
Korea Housing Finance
0.010%, 06/29/2026 (A)	EUR	150	159
Korea Treasury Bond
2.625%, 09/10/2035	KRW	700,180	554
2.000%, 06/10/2031		2,084,740	1,581
1.875%, 06/10/2029		496,110	379
1.500%, 12/10/2026		1,626,980	1,260
1.500%, 12/10/2030		1,797,120	1,312
1.250%, 03/10/2026		101,780	79
1.125%, 09/10/2025		1,252,200	976
			6,300

Spain — 3.5%
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024	EUR	200	230
Banco de Sabadell
0.625%, 11/07/2025 (B)		400	434
CaixaBank
1.250%, 01/11/2027		500	561
CaixaBank MTN
1.500%, GUKG1 + 1.320%, 12/03/2026 (B)	GBP	300	371
1.375%, 06/19/2026	EUR	300	329
Grifols Escrow Issuer SA
3.875%, 10/15/2028 (A)		100	106
Iberdrola International BV
1.874% (B)(D)		400	430
Lorca Telecom Bondco
4.000%, 09/18/2027		130	139
Spain Government Bond
6.000%, 01/31/2029		80	119
4.700%, 07/30/2041 (A)		699	1,156
3.450%, 07/30/2066 (A)		272	394
2.350%, 07/30/2033 (A)		658	800
1.950%, 07/30/2030 (A)		188	222
1.900%, 10/31/2052 (A)		610	648
1.850%, 07/30/2035 (A)		862	990
1.600%, 04/30/2025 (A)		259	298
1.500%, 04/30/2027 (A)		393	451
1.400%, 04/30/2028 (A)		1,014	1,158
1.000%, 07/30/2042 (A)		536	516
0.850%, 07/30/2037 (A)		497	487
0.600%, 10/31/2029 (A)		174	187
0.500%, 04/30/2030 (A)		418	442

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.500%, 10/31/2031 (A)	EUR	1,239	$1,273
0.054%, 01/31/2028		3,295	3,469
0.000%, 05/31/2024		2,802	3,103
0.000%, 01/31/2026		770	834
			19,147

Supra-National — 2.2%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	3,787
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	1,420	1,576
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	441
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,396
0.875%, 12/15/2023	GBP	2,075	2,695
0.250%, 10/14/2024	EUR	156	173
European Stability Mechanism MTN
1.000%, 09/23/2025		570	642
European Union MTN
0.700%, 07/06/2051		80	77
International Bank for Reconstruction & Development MTN
0.000%, 01/15/2027		268	286
0.000%, 02/21/2030		33	34
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	804
			11,911

Sweden — 0.9%
Balder Finland MTN
1.375%, 05/24/2030	EUR	380	370
Heimstaden Bostad Treasury BV MTN
1.375%, 03/03/2027		380	403
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	619
Samhallsbyggnadsbolaget i Norden MTN
1.125%, 09/04/2026	EUR	140	142
SBB Treasury MTN
1.125%, 11/26/2029		160	144
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024		460	508
Stadshypotek
0.500%, 07/11/2025		1,470	1,618
Swedbank
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.134% (B)(D)		$200	201
Swedbank Hypotek MTN
0.050%, 05/28/2025	EUR	195	212
Sweden Government Bond
0.125%, 05/12/2031 (A)	SEK	5,545	540
			4,757

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Switzerland — 0.4%
Credit Suisse Group (D)
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600% (B)		$286	$291
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600% (A)(B)		200	203
Government of Switzerland
1.500%, 04/30/2042	CHF	408	503
1.250%, 06/11/2024		739	827
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (A)(B)		$200	207
			2,031

Thailand — 0.3%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	580
4.675%, 06/29/2044		17,119	605
3.300%, 06/17/2038		3,522	106
2.125%, 12/17/2026		7,336	225
1.875%, 06/17/2049		3,746	79
			1,595

United Arab Emirates — 0.1%
Sweihan PV Power PJSC
3.625%, 01/31/2049 (A)		$300	277

United Kingdom — 6.2%
Allwyn Entertainment Financing UK
4.125%, 02/15/2028 (A)(B)	EUR	100	109
Aptiv
1.500%, 03/10/2025		440	490
Aviva
6.125%, UK Govt Bonds 5 Year Note Generic Bid Yield + 2.850%, 11/14/2036 (B)	GBP	220	319
Barclays MTN
4.000%, 06/26/2029	AUD	500	352
BAT Capital
4.906%, 04/02/2030		$105	108
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	78
1.250%, 03/13/2027	EUR	333	348
BAT Netherlands Finance BV MTN
3.125%, 04/07/2028		160	180
BG Energy Capital MTN
2.250%, 11/21/2029		400	455
BP Capital Markets (D)
3.625% (B)		281	308
3.250% (B)		612	683
BP Capital Markets MTN
0.831%, 11/08/2027		130	140

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
British Telecommunications MTN
3.125%, 11/21/2031	GBP	108	$139
Cadent Finance MTN
2.750%, 09/22/2046		100	116
2.625%, 09/22/2038		100	118
CCEP Finance Ireland DAC
0.500%, 09/06/2029	EUR	335	342
CK Hutchison Finance 16 II
0.875%, 10/03/2024		212	235
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034	GBP	260	301
1.500%, 10/17/2031	EUR	330	334
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	252
1.750%, 09/12/2025		130	146
CPUK Finance MTN
3.690%, 08/28/2028	GBP	100	137
3.588%, 08/28/2025		215	290
DS Smith MTN
1.375%, 07/26/2024	EUR	430	479
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	344
Heathrow Funding MTN
2.750%, 08/09/2049		315	354
1.875%, 05/23/2022	EUR	235	262
HSBC Holdings
6.000%, EUR Swap Annual 5 Yr + 5.338% (B)(D)		200	233
3.000%, BPSW1 + 1.650%, 07/22/2028 (B)	GBP	167	217
HSBC Holdings MTN
6.000%, 03/29/2040		70	112
Natwest Group
3.622%, UK Govt Bonds 5 Year Note Generic Bid Yield + 3.550%, 08/14/2030 (B)		245	322
3.326%, ICE LIBOR USD 3 Month + 2.320% (B)(D)		$200	200
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	260
Pinewood Finance
3.625%, 11/15/2027 (A)		170	209
Santander UK MTN
1.250%, 09/18/2024	EUR	500	563
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	134
Sky PLC MTN
2.250%, 11/17/2025	EUR	275	319
Standard Chartered (A)
1.809%, ICE LIBOR USD 3 Month + 1.510%, 07/30/2170 (B)(D)		$500	430

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.456%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 01/14/2027 (B)		$355	$323
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	246
United Kingdom Gilt
5.000%, 03/07/2025		43	62
4.500%, 12/07/2042		356	685
4.250%, 03/07/2036		56	96
4.250%, 09/07/2039		53	95
4.250%, 12/07/2040		1,418	2,587
4.250%, 12/07/2046		476	929
4.250%, 12/07/2049		393	793
3.500%, 01/22/2045		1,001	1,730
3.250%, 01/22/2044		457	756
2.750%, 09/07/2024		868	1,180
2.500%, 07/22/2065		1,101	1,843
2.250%, 09/07/2023		19	25
1.750%, 09/07/2037		213	278
1.500%, 07/22/2047		194	240
1.250%, 10/22/2041		163	194
1.250%, 07/31/2051		881	1,022
1.000%, 04/22/2024		77	101
0.875%, 10/22/2029		1,668	2,099
0.750%, 07/22/2023		948	1,240
0.625%, 06/07/2025		78	100
0.625%, 07/31/2035		200	227
0.625%, 10/22/2050		904	891
0.500%, 10/22/2061		828	732
0.375%, 10/22/2026		1,448	1,815
0.250%, 07/31/2031		536	624
0.125%, 01/31/2024		885	1,138
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		444	749
United Kingdom Treasury
4.750%, 12/07/2038		76	143
Vodafone Group MTN
4.200%, 12/13/2027	AUD	490	368
Western Power Distribution West Midlands PLC MTN
3.875%, 10/17/2024	GBP	230	312
Zurich Finance PLC MTN
6.625%, 10/30/2049 (B)		235	315
			34,356

United States — 8.8%
AbbVie
2.625%, 11/15/2028	EUR	610	717
2.300%, 11/21/2022		$800	803
Air Lease
2.100%, 09/01/2028		186	163
1.875%, 08/15/2026		110	101

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Air Lease MTN
2.875%, 01/15/2026		$40	$39
Aircastle
5.250%, 08/11/2025 (A)		261	266
4.250%, 06/15/2026		4	4
4.125%, 05/01/2024		22	22
Ally Financial
4.700%, H15T7Y + 3.481% (B)(D)		116	106
Altria Group
3.125%, 06/15/2031	EUR	310	345
2.200%, 06/15/2027		330	366
American Honda Finance
1.950%, 10/18/2024		159	181
0.300%, 07/07/2028		320	328
American Medical Systems Europe BV
1.375%, 03/08/2028		250	272
American Tower
1.300%, 09/15/2025		$535	498
0.875%, 05/21/2029	EUR	420	427
AT&T
4.375%, 09/14/2029	GBP	100	143
2.875% (B)(D)	EUR	200	216
1.650%, 02/01/2028		$870	793
Aviation Capital Group LLC (A)
5.500%, 12/15/2024		80	82
3.500%, 11/01/2027		8	8
1.950%, 01/30/2026		108	99
1.950%, 09/20/2026		231	209
Axalta Coating Systems LLC
3.375%, 02/15/2029 (A)		210	185
Bank of America
2.551%, U.S. SOFR + 1.050%, 02/04/2028 (B)		153	146
Bank of America MTN
7.000%, 07/31/2028	GBP	200	326
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (B)		$79	79
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (B)		767	766
2.375%, 06/19/2024	EUR	835	961
Becton Dickinson
1.336%, 08/13/2041		300	274
1.213%, 02/12/2036		129	126
0.632%, 06/04/2023		200	223
0.334%, 08/13/2028		280	285
Berkshire Hathaway
0.500%, 01/15/2041		170	142
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	173
Booking Holdings
2.375%, 09/23/2024	EUR	355	409
0.500%, 03/08/2028		110	115

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Boston Scientific
0.625%, 12/01/2027	EUR	410	$429
Bristol-Myers Squibb
0.537%, 11/13/2023		$950	924
Broadcom
3.187%, 11/15/2036 (A)		185	161
Capital One Financial
1.650%, 06/12/2029	EUR	300	319
CCO Holdings
4.500%, 06/01/2033 (A)		$127	114
CDW
2.670%, 12/01/2026		305	287
Centene
2.625%, 08/01/2031		128	114
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971% (B)(D)		395	407
0.750%, 03/18/2024		420	406
Charter Communications Operating
3.900%, 06/01/2052		225	190
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	358
0.875%, 06/15/2027		115	123
0.300%, 12/15/2024		190	208
Citigroup
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597% (B)(D)		$71	68
Citigroup MTN
0.750%, 10/26/2023	EUR	115	129
0.500%, 10/08/2027 (B)		505	534
Comcast
0.250%, 05/20/2027		190	201
0.000%, 09/14/2026		550	582
Continental Resources (A)
5.750%, 01/15/2031		$126	138
2.875%, 04/01/2032		170	152
Corebridge Financial
3.500%, 04/04/2025 (A)		330	330
CyrusOne
1.450%, 01/22/2027	EUR	254	291
Delta Airlines
4.500%, 10/20/2025 (A)		$480	483
DH Europe Finance II
1.800%, 09/18/2049	EUR	105	108
Digital Intrepid Holding BV
0.625%, 07/15/2031		410	378
Discovery Communications
5.300%, 05/15/2049		$18	19
5.200%, 09/20/2047		36	37
4.650%, 05/15/2050		14	14

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.900%, 11/15/2024		$665	$672
Eli Lilly
1.375%, 09/14/2061	EUR	195	168
Emerson Electric
0.375%, 05/22/2024		350	386
Energy Transfer
4.950%, 05/15/2028		$39	40
Essential Properties
2.950%, 07/15/2031		215	188
Exxon Mobil
0.835%, 06/26/2032	EUR	600	604
Fidelity National Information Services
0.625%, 12/03/2025		185	201
0.125%, 12/03/2022		500	557
Ford Credit Canada
3.349%, 09/19/2022	CAD	730	585
Ford Motor Credit
2.979%, 08/03/2022		$200	200
GE Capital UK Funding Unlimited MTN
5.875%, 01/18/2033	GBP	160	256
General Motors Financial MTN
0.955%, 09/07/2023	EUR	275	307
General Motors Financial of Canada
2.600%, 06/01/2022	CAD	1,300	1,043
Gilead Sciences
0.750%, 09/29/2023		$545	532
Global Payments
2.900%, 11/15/2031		455	415
GLP Capital
3.250%, 01/15/2032		189	172
Goldman Sachs Group
0.627%, U.S. SOFR + 0.538%, 11/17/2023 (B)		715	706
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	1,011
GSK Consumer Healthcare Capital US
3.024%, 03/24/2024 (A)		$265	265
Host Hotels & Resorts
3.500%, 09/15/2030		200	191
Intercontinental Exchange
0.700%, 06/15/2023		535	527
International Business Machines
0.300%, 02/11/2028	EUR	240	252
Johnson Controls International PLC
1.375%, 02/25/2025		395	442
JPMorgan Chase
7.900%, ICE LIBOR USD 3 Month + 3.470% (B)(D)		$91	91
4.287%, ICE LIBOR USD 3 Month + 3.320% (B)(D)		46	46
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (B)		295	288

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
JPMorgan Chase MTN
1.090%, Euribor 3 Month + 0.760%, 03/11/2027 (B)	EUR	660	$723
Kraft Heinz Foods
2.250%, 05/25/2028		175	199
Kyndryl Holdings
2.050%, 10/15/2026 (A)		$455	406
Las Vegas Sands
3.900%, 08/08/2029		275	252
Liberty Mutual Group
3.625%, 05/23/2059 (B)	EUR	300	330
Magallanes (A)
5.050%, 03/15/2042		$220	224
4.054%, 03/15/2029		92	92
3.755%, 03/15/2027		137	137
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	980
McKesson
3.125%, 02/17/2029	GBP	315	416
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	109
1.125%, 03/07/2027		400	443
0.250%, 07/02/2025		115	125
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	1,000
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)		350	365
Mondelez International
0.250%, 03/17/2028	EUR	470	487
Mondelez International Holdings Netherlands BV
0.625%, 09/09/2032 (A)		450	430
Morgan Stanley
0.406%, 10/29/2027 (B)		370	390
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)		$530	505
0.529%, U.S. SOFR + 0.455%, 01/25/2024 (B)		1,000	984
National Grid North America MTN
1.000%, 07/12/2024	EUR	300	335
Netflix
3.625%, 05/15/2027		200	237
NOV
3.600%, 12/01/2029		$205	202
Office Properties Income Trust
4.500%, 02/01/2025		270	269
ONEOK
6.350%, 01/15/2031		89	103
Oracle
3.650%, 03/25/2041		160	140

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Philip Morris International
1.450%, 08/01/2039	EUR	115	$97
0.625%, 11/08/2024		285	312
Philip Morris International MTN
2.875%, 03/03/2026		170	199
Plains All American Pipeline
3.550%, 12/15/2029		$79	76
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	295
Prudential Financial
5.875%, ICE LIBOR USD 3 Month + 4.175%, 09/15/2042 (B)		199	200
Public Storage
0.500%, 09/09/2030	EUR	260	252
PVH
4.625%, 07/10/2025		$348	355
Realty Income
1.125%, 07/13/2027	GBP	385	467
S&P Global (A)
4.750%, 08/01/2028		$17	18
4.250%, 05/01/2029		72	76
Sabra Health Care LP
3.900%, 10/15/2029		280	269
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	337
Southern
1.875%, 09/15/2081 (B)		200	198
Starbucks
0.621%, SOFRINDX + 0.420%, 02/14/2024 (B)		$330	331
Starbucks
1.300%, 05/07/2022		350	350
Thermo Fisher Scientific Finance I BV
0.800%, 10/18/2030	EUR	260	270
Time Warner Cable
5.750%, 06/02/2031	GBP	295	439
T-Mobile USA
3.375%, 04/15/2029 (A)		$52	49
2.875%, 02/15/2031		77	69
2.625%, 02/15/2029		87	79
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	514
Tyco Electronics Group
0.000%, 02/16/2029		308	307
UnitedHealth Group
1.250%, 01/15/2026		$175	165
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	252
Verizon Communications
4.016%, 12/03/2029		$391	406
2.100%, 03/22/2028		445	415
1.125%, 11/03/2028	GBP	240	285

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Verizon Communications MTN
4.050%, 02/17/2025	AUD	680	$520
VF
0.250%, 02/25/2028	EUR	395	407
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740% (A)(B)(D)		$68	66
Vornado Realty
3.400%, 06/01/2031		334	314
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (B)(D)		132	126
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	451
1.375%, 06/30/2022		195	257
0.500%, 04/26/2024	EUR	500	553
Welltower
4.500%, 12/01/2034	GBP	140	204
Western Digital
3.100%, 02/01/2032		$150	134
2.850%, 02/01/2029		32	29
Western Union
2.750%, 03/15/2031		355	323
WPC Eurobond BV
1.350%, 04/15/2028	EUR	530	557
			48,953

Total Global Bonds
(Cost $543,454) ($ Thousands)			512,428

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bill
0.505%, 06/23/2022 (E)		$22,195	22,171
U.S. Treasury Bond
2.042%, 11/15/2050 (E)		1,513	746
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/2026		736	773
U.S. Treasury Notes
0.500%, 03/31/2025		94	89
0.375%, 01/31/2026		20	18

Total U.S. Treasury Obligations
(Cost $23,920) ($ Thousands)			23,797

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 0.3%
Other Asset-Backed Securities — 0.3%

Elmwood CLO XII, Ser 2021-5A, Cl D
3.171%, ICE LIBOR USD 3 Month + 3.050%, 01/20/2035 (A)(B)		$750	$744
Neuberger Berman Loan Advisers Euro CLO 3 DAC, Ser 2022-3A, Cl D
3.200%, 10/25/2034 (A)(B)	EUR	663	704
			1,448

Total Asset-Backed Securities
(Cost $1,507) ($ Thousands)			1,448

COMMERCIAL PAPER — 0.2%
National Grid
0.739%, 05/04/2022 (A)(E)		$1,200	1,199
Total Commercial Paper
(Cost $1,199) ($ Thousands)			1,199

MORTGAGE-BACKED SECURITIES — 0.0%
Agency Mortgage-Backed Obligation — 0.0%
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.457%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(B)		38	38
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.807%, ICE LIBOR USD 1 Month + 4.350%, 05/25/2029(B)		81	85

			123
Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.165%, 09/25/2034(B)		9	8
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.585%, 12/25/2034(B)		20	20
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)		134	134

			162
Total Mortgage-Backed Securities
(Cost $283) ($ Thousands)			285

Total Investments in Securities — 97.2%
(Cost $570,363) ($ Thousands)			$539,157

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Australian 10-Year Bond	86	Jun-2022	$8,322	$8,186	$(303)
Australian 3-Year Bond	12	Jun-2022	987	990	(16)
Euro-Bob	46	Jun-2022	6,585	6,595	33
Euro-BTP	3	Jun-2022	470	462	(11)
Euro-Bund	51	Jun-2022	9,242	9,003	(294)
Euro-Buxl	12	Jun-2022	2,638	2,486	(171)
Euro-OAT	24	Jun-2022	4,176	4,046	(152)
Japanese 10-Year Bond	19	Jun-2022	24,641	23,434	(136)
Long Gilt 10-Year Bond	21	Jul-2022	3,448	3,352	(23)
U.S. 2-Year Treasury Note	13	Jul-2022	2,755	2,755	–
U.S. 5-Year Treasury Note	40	Jul-2022	4,580	4,588	8
U.S. 10-Year Treasury Note	23	Jun-2022	2,907	2,826	(81)
U.S. Long Treasury Bond	23	Jun-2022	3,590	3,451	(139)
Ultra U.S. Treasury Bond	17	Jun-2022	3,007	3,011	4
			77,348	75,185	(1,281)
Short Contracts
Australian 3-Year Bond	(17)	Jun-2022	$(1,393)	$(1,403)	$26
Canadian 5-Year Bond	(20)	Jun-2022	(1,895)	(1,879)	51
Canadian 10-Year Bond	(17)	Jun-2022	(1,819)	(1,777)	76
Euro	(240)	Jun-2022	(33,369)	(33,297)	72
Euro-Bob	(23)	Jun-2022	(3,268)	(3,298)	(8)
Euro-Bund	(38)	Jun-2022	(6,955)	(6,708)	295
Euro-Buxl	(14)	Jun-2022	(3,004)	(2,900)	121
Euro-OAT	(24)	Jun-2022	(4,081)	(4,046)	63
Euro-Schatz	(10)	Jun-2022	(1,230)	(1,232)	(2)
Euro-Schatz	(87)	Jun-2022	(10,773)	(10,719)	110
Japanese 10-Year Bond	(4)	Jun-2022	(4,856)	(4,933)	(24)
Long Gilt 10-Year Bond	(1)	Jul-2022	(166)	(160)	1
Mini-10 year JGB	(28)	Jun-2022	(3,652)	(3,458)	21
U.S. 2-Year Treasury Note	(93)	Jul-2022	(19,977)	(19,709)	268
U.S. 5-Year Treasury Note	(154)	Jul-2022	(17,824)	(17,662)	162
U.S. Ultra Long Treasury Bond	(8)	Jun-2022	(1,491)	(1,417)	74
Ultra 10-Year U.S. Treasury Note	(32)	Jun-2022	(4,466)	(4,335)	131
			(120,219)	(118,933)	1,437
			$(42,871)	$(43,748)	$156

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/06/22	USD	276	JPY	33,300	$(1)
Bank of America	04/06/22	CAD	350	USD	280	—
Bank of America	04/06/22	AUD	380	USD	281	(5)
Bank of America	04/06/22	GBP	198	USD	261	—
Bank of America	04/06/22	GBP	214	USD	280	(2)
Bank of America	04/06/22	NZD	415	USD	282	(7)
Bank of America	04/06/22	USD	422	MXN	8,760	17
Bank of America	04/06/22	USD	1,537	EUR	1,395	15
Bank of America	04/06/22	NOK	2,530	USD	282	(7)
Bank of America	04/06/22	PLN	8,684	USD	2,044	(39)
Bank of America	04/28/22	USD	2,300	AUD	3,124	46

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	04/28/22	KRW	1,265,955	USD	1,064	$20
Barclays PLC	04/06/22	USD	7	TRY	110	—
Barclays PLC	04/06/22	TRY	110	USD	7	—
Barclays PLC	04/06/22	USD	280	NOK	2,510	7
Barclays PLC	04/06/22	USD	674	CNY	4,264	(1)
Barclays PLC	04/06/22 - 05/06/22	CHF	780	USD	838	(11)
Barclays PLC	04/06/22	USD	786	JPY	90,500	(41)
Barclays PLC	04/06/22	USD	839	AUD	1,120	2
Barclays PLC	04/06/22	EUR	902	USD	996	(8)
Barclays PLC	04/06/22	USD	913	ILS	2,941	8
Barclays PLC	04/06/22	GBP	1,064	USD	1,408	7
Barclays PLC	04/06/22 - 05/06/22	USD	1,114	CHF	1,040	17
Barclays PLC	04/06/22	USD	1,182	PLN	5,069	35
Barclays PLC	04/06/22 - 05/06/22	USD	835	GBP	637	4
Barclays PLC	04/06/22	USD	562	GBP	425	(2)
Barclays PLC	04/06/22	CNY	1,779	USD	279	(2)
Barclays PLC	04/06/22	USD	279	EUR	253	3
Barclays PLC	04/06/22	USD	2,074	EUR	1,844	(23)
Barclays PLC	04/06/22	USD	2,362	SGD	3,214	13
Barclays PLC	04/06/22 - 05/06/22	NZD	3,023	USD	2,091	(10)
Barclays PLC	04/06/22	AUD	6,565	USD	4,747	(183)
Barclays PLC	04/06/22	NOK	9,917	USD	1,105	(29)
Barclays PLC	05/06/22	USD	278	NZD	401	—
Barclays PLC	05/06/22	ILS	2,941	USD	914	(8)
Barclays PLC	05/06/22	SGD	3,214	USD	2,362	(14)
Barclays PLC	05/06/22	PLN	5,069	USD	1,178	(35)
BNP Paribas	04/06/22	USD	167	NOK	1,460	—
BNP Paribas	04/06/22	GBP	425	USD	561	2
BNP Paribas	04/06/22	USD	555	CHF	520	10
BNP Paribas	04/06/22	USD	568	AUD	775	14
BNP Paribas	04/06/22	CAD	715	USD	558	(15)
BNP Paribas	04/06/22	NZD	1,030	USD	703	(14)
BNP Paribas	04/06/22	USD	851	NZD	1,250	18
BNP Paribas	04/06/22	USD	282	NZD	405	(1)
BNP Paribas	04/06/22	USD	1,159	CNY	7,378	4
BNP Paribas	04/06/22	USD	1,402	EUR	1,274	15
BNP Paribas	04/06/22	USD	1,408	CAD	1,795	29
BNP Paribas	04/06/22 - 05/06/22	USD	1,409	SEK	13,498	40
BNP Paribas	04/06/22	USD	1,446	HUF	493,834	49
BNP Paribas	04/06/22	USD	2,270	MYR	9,582	9
BNP Paribas	04/06/22	AUD	2,295	USD	1,686	(37)
BNP Paribas	04/06/22 - 05/06/22	USD	1,401	GBP	1,067	4
BNP Paribas	04/06/22	USD	1,065	GBP	799	(13)
BNP Paribas	04/06/22 - 05/12/22	EUR	2,533	USD	2,787	(32)
BNP Paribas	04/06/22	CHF	260	USD	283	1
BNP Paribas	04/06/22	CHF	2,515	USD	2,713	(21)
BNP Paribas	05/06/22	NOK	2,400	USD	280	5
BNP Paribas	04/06/22	NOK	2,490	USD	283	(2)
BNP Paribas	04/06/22	DKK	5,649	USD	849	4
BNP Paribas	04/06/22	CNY	5,658	USD	890	(2)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	04/06/22 - 05/06/22	SEK	10,688	USD	1,127	$(20)
BNP Paribas	04/06/22	MYR	9,582	USD	2,280	1
BNP Paribas	05/06/22	MYR	9,582	USD	2,268	(13)
BNP Paribas	04/06/22 - 05/06/22	USD	65,519	JPY	8,107,436	1,283
BNP Paribas	04/06/22	USD	1,743	JPY	201,400	(83)
BNP Paribas	04/06/22	JPY	8,225,351	USD	71,194	3,422
BNP Paribas	04/06/22 - 05/06/22	JPY	8,107,436	USD	65,557	(1,290)
BNP Paribas	04/21/22	USD	983	SGD	1,332	2
BNP Paribas	04/21/22	ZAR	16,186	USD	1,097	(8)
BNP Paribas	05/06/22	HUF	493,834	USD	1,440	(51)
BNP Paribas	05/18/22	CNY	125,652	USD	19,647	(94)
BNP Paribas	05/19/22	USD	1,020	MXN	20,887	19
Brown Brothers Harriman	04/22/22	USD	452	CAD	576	9
Brown Brothers Harriman	04/28/22	USD	1,209	AUD	1,623	10
Brown Brothers Harriman	05/12/22	EUR	500	USD	571	14
Brown Brothers Harriman	05/12/22	EUR	646	USD	716	(3)
Brown Brothers Harriman	05/12/22	USD	1,469	EUR	1,336	20
Brown Brothers Harriman	05/12/22	USD	1,230	EUR	1,077	(31)
Brown Brothers Harriman	06/09/22	GBP	317	USD	415	(3)
Brown Brothers Harriman	06/17/22	NOK	129	USD	15	—
Brown Brothers Harriman	06/17/22	SEK	19,365	USD	2,060	(22)
CIBC	04/06/22	USD	114	CAD	145	2
CIBC	04/06/22	CAD	14,587	USD	11,463	(216)
Citigroup	04/04/22	USD	2,035	BRL	10,451	164
Citigroup	04/06/22	USD	144	SGD	195	—
Citigroup	04/06/22	USD	561	GBP	423	(4)
Citigroup	04/06/22	USD	602	RON	2,713	8
Citigroup	04/06/22	USD	626	PLN	2,730	29
Citigroup	04/06/22	USD	847	SEK	8,110	24
Citigroup	04/06/22	CAD	1,070	USD	845	(11)
Citigroup	04/06/22 - 06/09/22	GBP	1,099	USD	1,440	(6)
Citigroup	04/06/22	USD	1,125	NZD	1,650	23
Citigroup	04/06/22	NZD	1,245	USD	845	(21)
Citigroup	04/06/22 - 05/06/22	USD	1,256	AUD	1,710	28
Citigroup	04/06/22	USD	1,446	CZK	32,479	33
Citigroup	04/06/22	USD	556	JPY	68,000	5
Citigroup	04/06/22	USD	1,125	JPY	131,300	(44)
Citigroup	04/06/22 - 04/22/22	USD	1,840	CAD	2,337	31
Citigroup	04/13/22	CHF	967	USD	1,053	1
Citigroup	04/06/22 - 05/06/22	CHF	1,295	USD	1,399	(10)
Citigroup	04/06/22 - 05/12/22	EUR	2,444	USD	2,695	(25)
Citigroup	04/06/22 - 04/13/22	USD	2,993	CHF	2,795	45
Citigroup	04/06/22	SGD	3,214	USD	2,374	(1)
Citigroup	04/06/22 - 05/06/22	USD	4,781	MXN	97,100	74
Citigroup	04/06/22	NOK	5,100	USD	567	(16)
Citigroup	04/06/22 - 05/06/22	RON	5,426	USD	1,208	(12)
Citigroup	04/06/22 - 04/28/22	AUD	11,128	USD	7,870	(487)
Citigroup	04/06/22	JPY	98,600	USD	852	40
Citigroup	04/06/22 - 05/06/22	MXN	100,482	USD	4,945	(80)
Citigroup	04/07/22	USD	1,016	INR	76,745	(4)
Citigroup	04/07/22	INR	77,401	USD	1,022	1

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	04/21/22	USD	1,037	ZAR	16,039	$59
Citigroup	05/06/22	CZK	32,479	USD	1,441	(33)
Citigroup	05/12/22	USD	578	EUR	521	2
Citigroup	05/18/22	USD	223	CNY	1,422	—
Citigroup	05/25/22	USD	1,001	COP	3,865,395	23
Citigroup	05/25/22	USD	1,006	CLP	817,899	24
Citigroup	05/25/22	CLP	809,496	USD	1,029	10
Commonwealth Bank Of Australia	04/06/22	USD	1,381	JPY	168,515	7
Credit Suisse First Boston	04/06/22	GBP	211	USD	281	3
Credit Suisse First Boston	04/06/22	CHF	260	USD	283	1
Credit Suisse First Boston	04/06/22	USD	279	JPY	33,000	(7)
Credit Suisse First Boston	04/13/22	CHF	956	USD	1,034	(5)
Credit Suisse First Boston	05/06/22	NZD	200	USD	139	—
Credit Suisse First Boston	05/06/22	USD	1,110	PLN	4,640	—
Deutsche Bank	05/18/22	CNY	1,375	USD	216	—
Goldman Sachs	04/04/22	USD	266	BRL	1,357	20
Goldman Sachs	04/06/22	USD	208	ZAR	3,220	13
Goldman Sachs	04/06/22	NZD	415	USD	284	(5)
Goldman Sachs	05/06/22	USD	278	GBP	212	1
Goldman Sachs	04/06/22 - 05/06/22	USD	760	GBP	577	(1)
Goldman Sachs	04/06/22 - 05/06/22	TRY	9,275	USD	610	(13)
Goldman Sachs	04/06/22 - 04/21/22	ZAR	23,045	USD	1,475	(99)
Goldman Sachs	04/06/22	HUF	493,834	USD	1,504	8
Goldman Sachs	04/07/22	USD	1,004	INR	76,886	10
Goldman Sachs	04/07/22	INR	77,909	USD	1,015	(13)
Goldman Sachs	04/28/22	USD	1,161	AUD	1,567	16
Goldman Sachs	04/29/22	USD	1,035	TWD	28,719	(31)
Goldman Sachs	04/29/22	TWD	28,336	USD	993	3
Goldman Sachs	05/06/22	AUD	370	USD	278	—
Goldman Sachs	05/06/22	USD	277	EUR	249	—
Goldman Sachs	05/06/22	USD	2,876	EUR	2,582	(1)
Goldman Sachs	05/19/22	USD	984	MXN	20,053	14
HSBC	04/04/22 - 05/03/22	BRL	10,408	USD	2,111	(71)
HSBC	04/21/22	USD	2,089	SGD	2,814	(9)
HSBC	04/28/22	USD	1,032	IDR	14,949,768	10
HSBC	04/28/22	USD	1,001	KRW	1,241,892	23
HSBC	04/28/22	USD	1,055	KRW	1,267,948	(10)
HSBC	04/28/22	EUR	21,210	USD	23,345	(268)
HSBC	04/28/22	KRW	1,256,496	USD	1,049	13
HSBC	04/29/22	TWD	28,952	USD	1,019	6
HSBC	05/03/22	USD	1,362	BRL	6,584	13
HSBC	05/06/22	GBP	106	USD	139	—
HSBC	05/12/22	USD	1,459	EUR	1,325	17
HSBC	05/18/22	CNY	6,513	USD	1,017	(6)
HSBC	05/25/22	COP	3,828,500	USD	998	(17)
JPMorgan Chase Bank	04/05/22	THB	58,070	USD	1,776	29
JPMorgan Chase Bank	04/06/22	SGD	195	USD	143	(1)
JPMorgan Chase Bank	04/06/22	USD	207	TRY	3,095	4
JPMorgan Chase Bank	04/06/22	USD	208	PLN	910	10

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/06/22	USD	284	NOK	2,530	$6
JPMorgan Chase Bank	04/06/22	GBP	92	USD	121	—
JPMorgan Chase Bank	04/06/22	GBP	213	USD	280	(1)
JPMorgan Chase Bank	04/06/22	USD	347	RON	1,562	5
JPMorgan Chase Bank	04/06/22	USD	563	CAD	710	6
JPMorgan Chase Bank	04/06/22	USD	565	SEK	5,580	34
JPMorgan Chase Bank	04/06/22	NZD	830	USD	563	(14)
JPMorgan Chase Bank	04/06/22	USD	856	EUR	779	11
JPMorgan Chase Bank	04/06/22	CHF	520	USD	566	1
JPMorgan Chase Bank	04/06/22	CHF	525	USD	561	(10)
JPMorgan Chase Bank	04/06/22	AUD	1,150	USD	850	(13)
JPMorgan Chase Bank	04/06/22 - 05/06/22	USD	845	GBP	643	2
JPMorgan Chase Bank	04/06/22	USD	565	GBP	428	(1)
JPMorgan Chase Bank	04/06/22	USD	1,418	AUD	1,945	43
JPMorgan Chase Bank	04/06/22	EUR	1,460	USD	1,608	(17)
JPMorgan Chase Bank	04/06/22	ILS	2,941	USD	904	(18)
JPMorgan Chase Bank	04/06/22 - 05/06/22	RON	3,124	USD	696	(6)
JPMorgan Chase Bank	04/06/22 - 05/06/22	USD	3,730	ZAR	56,260	112
JPMorgan Chase Bank	04/06/22	NOK	5,140	USD	572	(16)
JPMorgan Chase Bank	04/06/22	SEK	19,230	USD	1,981	(82)
JPMorgan Chase Bank	04/06/22 - 01/13/23	USD	23,856	CNY	152,358	160
JPMorgan Chase Bank	04/06/22	USD	283	CNY	1,791	(1)
JPMorgan Chase Bank	04/06/22	ZAR	26,580	USD	1,807	(12)
JPMorgan Chase Bank	04/06/22	JPY	97,750	USD	839	33
JPMorgan Chase Bank	04/06/22	CNY	154,719	USD	24,441	51
JPMorgan Chase Bank	04/06/22 - 05/06/22	CNY	149,672	USD	23,391	(179)
JPMorgan Chase Bank	04/08/22 - 04/13/22	USD	2,491	IDR	35,739,826	(3)
JPMorgan Chase Bank	04/08/22 - 04/28/22	IDR	108,622,380	USD	7,544	(22)
JPMorgan Chase Bank	04/13/22	USD	61	EUR	55	—
JPMorgan Chase Bank	04/13/22	USD	218	COP	824,889	1
JPMorgan Chase Bank	04/14/22	EUR	11,607	USD	13,167	250
JPMorgan Chase Bank	04/13/22	EUR	27,242	USD	30,241	(76)
JPMorgan Chase Bank	04/13/22	COP	1,018,503	USD	272	1
JPMorgan Chase Bank	04/13/22	COP	248,685	USD	66	—
JPMorgan Chase Bank	04/21/22 - 06/13/22	SGD	18,942	USD	13,956	(44)
JPMorgan Chase Bank	04/25/22	USD	417	JPY	51,203	5
JPMorgan Chase Bank	04/25/22	USD	1,266	PEN	4,758	13
JPMorgan Chase Bank	04/25/22	PEN	7,776	USD	2,075	(15)
JPMorgan Chase Bank	04/25/22	JPY	2,930,682	USD	24,849	691
JPMorgan Chase Bank	04/25/22	JPY	216,574	USD	1,780	(5)
JPMorgan Chase Bank	05/06/22	USD	279	CHF	260	4
JPMorgan Chase Bank	05/06/22	TRY	3,095	USD	201	(6)
JPMorgan Chase Bank	05/06/22	PLN	4,618	USD	1,067	(39)
JPMorgan Chase Bank	05/23/22	ILS	8,705	USD	2,696	(36)
JPMorgan Chase Bank	05/23/22 - 06/06/22	THB	192,579	USD	5,897	101
JPMorgan Chase Bank	06/06/22	THB	11,096	USD	331	(3)
JPMorgan Chase Bank	05/23/22	CLP	54,168	USD	68	—
JPMorgan Chase Bank	05/23/22	CLP	949,515	USD	1,162	(35)
JPMorgan Chase Bank	06/06/22 - 06/13/22	CNY	39,127	USD	6,156	11
JPMorgan Chase Bank	06/13/22	CNY	2,766	USD	433	(1)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/13/22	GBP	161	USD	211	$(1)
JPMorgan Chase Bank	06/13/22	USD	336	NOK	2,914	(3)
JPMorgan Chase Bank	06/13/22	USD	950	CHF	884	13
JPMorgan Chase Bank	06/13/22	USD	1,457	SGD	1,978	5
JPMorgan Chase Bank	06/13/22	USD	278	GBP	212	—
JPMorgan Chase Bank	06/13/22	USD	1,193	GBP	892	(20)
JPMorgan Chase Bank	06/13/22	USD	5,779	SEK	56,048	248
JPMorgan Chase Bank	06/13/22	USD	349	SEK	3,233	(1)
JPMorgan Chase Bank	06/13/22	CAD	515	USD	413	—
JPMorgan Chase Bank	06/13/22	CAD	7,399	USD	5,866	(58)
JPMorgan Chase Bank	06/13/22	CHF	8,722	USD	9,503	(6)
JPMorgan Chase Bank	06/13/22	NZD	19,281	USD	13,066	(321)
JPMorgan Chase Bank	06/13/22	NOK	3,947	USD	452	1
JPMorgan Chase Bank	06/13/22	NOK	18,238	USD	2,049	(36)
JPMorgan Chase Bank	06/14/22	AUD	9,942	USD	7,312	(162)
JPMorgan Chase Bank	06/15/22	USD	200	KRW	242,086	(1)
JPMorgan Chase Bank	06/15/22	KRW	2,852,272	USD	2,314	(36)
JPMorgan Chase Bank	06/17/22	SEK	9,343	USD	991	(14)
JPMorgan Chase Bank	06/21/22	USD	248	MXN	5,030	1
JPMorgan Chase Bank	06/21/22	MXN	12,409	USD	615	1
JPMorgan Chase Bank	06/21/22	MXN	115,359	USD	5,424	(281)
Merrill Lynch	05/12/22	USD	514	EUR	460	(2)
Montgomery/Bank of America	05/12/22	EUR	21,182	USD	24,245	651
Morgan Stanley	04/06/22	USD	277	SEK	2,630	5
Morgan Stanley	04/06/22	USD	284	GBP	216	—
Morgan Stanley	04/06/22	USD	282	GBP	210	(6)
Morgan Stanley	04/06/22	USD	833	DKK	5,649	12
Morgan Stanley	04/06/22	USD	8	NOK	70	—
Morgan Stanley	04/06/22 - 05/06/22	USD	1,249	NOK	10,805	(14)
Morgan Stanley	04/06/22	CHF	1,305	USD	1,410	(8)
Morgan Stanley	04/06/22	USD	1,406	JPY	164,600	(50)
Morgan Stanley	04/06/22	USD	2,460	NZD	3,636	69
Morgan Stanley	04/06/22 - 05/06/22	NZD	3,003	USD	2,042	(46)
Morgan Stanley	04/06/22 - 05/06/22	USD	3,270	CAD	4,115	24
Morgan Stanley	05/06/22	PLN	4,324	USD	1,085	50
Morgan Stanley	04/06/22	PLN	25	USD	6	—
Morgan Stanley	04/06/22 - 04/28/22	AUD	5,324	USD	3,881	(118)
Morgan Stanley	04/06/22	SEK	5,408	USD	570	(11)
Morgan Stanley	04/06/22 - 05/06/22	NOK	10,805	USD	1,249	13
Morgan Stanley	04/06/22	USD	1,295	EUR	1,177	14
Morgan Stanley	05/06/22 - 05/12/22	USD	10,508	EUR	9,399	(41)
Morgan Stanley	04/06/22	EUR	323	USD	360	—
Morgan Stanley	04/06/22 - 05/12/22	EUR	12,559	USD	13,956	(32)
Morgan Stanley	04/06/22 - 06/09/22	GBP	11,793	USD	15,607	88
Morgan Stanley	05/06/22 - 06/09/22	GBP	2,347	USD	3,067	(21)
Morgan Stanley	04/06/22 - 05/06/22	CAD	28,708	USD	22,758	(225)
Morgan Stanley	04/06/22	CZK	32,479	USD	1,464	(16)
Morgan Stanley	04/06/22	JPY	99,050	USD	832	16
Morgan Stanley	04/06/22	JPY	33,700	USD	276	(2)
Morgan Stanley	04/21/22	USD	1,104	ZAR	16,933	53

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	04/28/22	USD	1,052	KRW	1,262,165	$(11)
Morgan Stanley	04/29/22	USD	987	TWD	28,352	5
Morgan Stanley	05/06/22	DKK	5,649	USD	833	(12)
Morgan Stanley	07/07/22	USD	999	INR	76,486	(1)
RBC	04/06/22	CAD	355	USD	282	(2)
Standard Chartered	04/06/22	USD	167	MYR	707	1
Standard Chartered	04/06/22	USD	279	JPY	33,100	(7)
Standard Chartered	04/06/22	USD	562	EUR	500	(6)
Standard Chartered	04/06/22	MYR	707	USD	168	—
Standard Chartered	05/06/22	MYR	707	USD	167	(1)
Standard Chartered	04/07/22	USD	1,021	INR	78,165	11
Standard Chartered	04/28/22	USD	1,051	IDR	15,177,269	6
Standard Chartered	04/28/22	IDR	15,104,561	USD	1,047	(5)
Standard Chartered	04/29/22	USD	998	TWD	28,773	9
Standard Chartered	04/29/22	TWD	28,608	USD	1,025	24
Standard Chartered	05/06/22	THB	58,070	USD	1,746	(1)
Standard Chartered	06/10/22	NZD	3,167	USD	2,155	(43)
State Street	04/06/22	USD	140	MXN	2,920	6
State Street	04/06/22	GBP	214	USD	282	—
State Street	04/06/22	USD	280	JPY	33,100	(7)
State Street	04/06/22	USD	280	CHF	260	2
State Street	04/06/22	EUR	399	USD	447	3
State Street	04/06/22	USD	564	GBP	430	2
State Street	04/06/22 - 05/06/22	USD	565	AUD	760	5
State Street	04/06/22	NZD	835	USD	568	(13)
State Street	04/06/22	JPY	65,200	USD	562	25
State Street	05/06/22	CHF	255	USD	276	(1)
State Street	05/06/22	AUD	370	USD	277	(1)
TD Securities	04/06/22	USD	218	EUR	198	3
TD Securities	04/06/22	USD	427	CAD	545	10
TD Securities	04/06/22	NOK	868	USD	98	(1)
TD Securities	04/06/22	USD	21,885	GBP	16,706	110
TD Securities	04/06/22	GBP	17,861	USD	23,903	387
TD Securities	05/06/22	GBP	16,491	USD	21,602	(102)
TD Securities	05/06/22	USD	1,795	JPY	218,399	5
TD Securities	05/06/22	AUD	7,325	USD	5,486	(16)
UBS	04/06/22	USD	282	AUD	380	4
UBS	04/06/22	CAD	355	USD	281	(3)
UBS	04/06/22	AUD	370	USD	278	—
UBS	04/06/22	USD	563	SEK	5,380	14
UBS	04/06/22 - 05/06/22	USD	1,123	NZD	1,630	11
UBS	04/06/22	USD	1,133	NOK	10,170	30
UBS	05/06/22	USD	273	NOK	2,380	(1)
UBS	04/06/22	NOK	1,460	USD	168	1
UBS	04/06/22 - 05/06/22	USD	1,530	CAD	1,935	20
UBS	04/06/22 - 05/06/22	USD	1,262	JPY	153,400	3
UBS	04/06/22	USD	278	JPY	33,600	(1)
UBS	04/06/22	NZD	1,375	USD	958	1
UBS	04/06/22	NZD	800	USD	555	(1)
UBS	04/06/22 - 05/06/22	CHF	3,470	USD	3,719	(56)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	04/06/22	USD	3,790	CHF	3,545	$63
UBS	04/06/22	USD	62,030	EUR	56,547	890
UBS	04/06/22	USD	432	EUR	386	(2)
UBS	04/06/22	EUR	56,728	USD	63,463	342
UBS	04/06/22 - 05/06/22	EUR	56,039	USD	61,529	(874)
UBS	04/13/22	CHF	972	USD	1,063	7
UBS	04/13/22	USD	1,048	CHF	969	5
UBS	04/13/22	USD	1,060	CHF	972	(3)
UBS	04/28/22	IDR	14,986,096	USD	1,042	(3)
UBS	05/06/22	GBP	211	USD	277	—
UBS	05/06/22	USD	211	CZK	4,660	—
UBS	05/06/22	USD	244	MXN	4,900	—
UBS	05/06/22	CNY	7,753	USD	1,218	(2)
UBS	05/12/22	EUR	936	USD	1,041	(2)
						$3,760

A list of the open OTC swap agreements held by the Fund at March 31, 2022, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$68	$–	$68
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	67	–	67
							$135	$–	$135

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Overnight Brazilian Interbank Deposit Rate	4.915%	Annually	01/02/2023	BRL	9,678	$(114)	$–	$(114)
Overnight Brazilian Interbank Deposit Rate	4.94%	Annually	01/02/2023	BRL	5,658	(66)	–	(66)
Overnight Brazilian Interbank Deposit Rate	4.945%	Annually	01/02/2023	BRL	5,062	(59)	–	(59)
Daily GBP Overnight Index Ave (SONIA) Rate	2.00%	Annually	03/31/2024	GBP	2,800	–	–	–
3-MONTH NZD RATE	2.58%	Semi-Annually	11/01/2024	NZD	980	(13)	–	(13)
3-MONTH NZD RATE	2.0525%	Semi-Annually	11/02/2024	NZD	2,620	(38)	–	(38)
Daily GBP Overnight Index Ave (SONIA) Rate	0.377%	Annually	02/28/2025	GBP	1,230	(75)	2	(77)
2.8%	Overnight CNY Interbank Deposit Rate	Quarterly	04/02/2026	CNY	12,090	28	–	28
Daily GBP Overnight Index Ave (SONIA) Rate	1.897%	Annually	03/31/2027	GBP	1,150	–	–	–
1.395%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	10/03/2047	GBP	460	10	(95)	105

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

International Fixed Income Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Daily GBP Overnight Index Ave (SONIA) Rate	0.1711%	Annually	07/20/2050	GBP	85	$(33)	$(17)	$(16)
0.5475%	Daily GBP Overnight Index Ave (SONIA) Rate	Annually	08/04/2051	GBP	170	47	–	47
Daily GBP Overnight Index Ave (SONIA) Rate	0.945%	Annually	01/07/2052	GBP	210	(33)	–	(33)
						$(346)	$(110)	$(236)

Percentages are based on Net Assets of $554,574 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $79,838 ($ Thousands), representing 14.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.
(D)	Perpetual security with no stated maturity date.
(E)	Interest rate represents the security's effective yield at the time of purchase.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
Cl — Class
CLP — Chilean Peso
CLO — Collateralized Loan Obligation
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DKK — Danish Krone
EUR — Euro
FNMA — Federal National Mortgage Association
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JGP — Japanese Government Bond
JPY — Japanese Yen
KRW — Korean Won
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PJSC — Public Joint-Stock Company

PLC — Public Limited Company
PLN — Polish Zloty
RON — Romanian Leu
S&P— Standard & Poor's
SEK — Swedish Krona
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
ULC — Unlimited Liability Company
USD — U.S. Dollar
ZAR — South African Rand

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	512,428	–	512,428
U.S. Treasury Obligations	–	23,797	–	23,797
Asset-Backed Securities	–	1,448	–	1,448
Commercial Paper	–	1,199	–	1,199
Mortgage-Backed Securities	–	285	–	285
Total Investments in Securities	–	539,157	–	539,157

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,516	–	–	1,516
Unrealized Depreciation	(1,360)	–	–	(1,360)
Forwards Contracts*
Unrealized Appreciation	–	10,835	–	10,835
Unrealized Depreciation	–	(7,075)	–	(7,075)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	135	–	135
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	180	–	180
Unrealized Depreciation	–	(416)	–	(416)
Total Other Financial Instruments	156	3,659	–	3,815

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund

†Percentages based on total investments. Includes investments held as collateral for securities on loan (see Note 9). Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 92.7%
Angola — 0.9%
Angolan Government International Bond
9.375%, 05/08/2048		$3,350	$3,290
8.250%, 05/09/2028		1,085	1,104
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		1,023	994
9.125%, 11/26/2049 (B)		413	401
8.000%, 11/26/2029 (A)		1,648	1,654
8.000%, 11/26/2029 (B)		731	734
Republic of Angola Via Avenir II BV MTN
7.845%, ICE LIBOR USD 6 Month + 7.500%, 07/01/2023 (C)		2,708	2,735
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,736	2,582
			13,494

Argentina — 1.5%
Argentine Republic Government International Bond
2.500%, 3.500%, 07/09/2022, 07/09/2041 (D)		11,898	4,193
2.000%, 3.875%, 07/09/2022, 01/09/2038 (D)		4,768	1,793
1.125%, 1.500%, 07/09/2022, 07/09/2035 (D)		6,776	2,066
1.125%, 1.500%, 07/09/2022, 07/09/2046 (D)		1,056	330
1.000%, 07/09/2029		7,908	2,701
0.500%, 07/09/2029	EUR	13	5
0.500%, 0.750%, 07/09/2023, 07/09/2030 (D)		$25,803	8,644
0.125%, 07/09/2030	EUR	403	130
MSU Energy
6.875%, 02/01/2025 (B)		$285	224

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Provincia de Buenos Aires MTN
2.000%, 3.000%, 09/01/2022, 09/01/2037 (D)	EUR	666	$222
Provincia de Cordoba
5.000%, 12/10/2025 (A)(B)		$540	421
YPF
4.000%, 9.000%, 01/01/2023, 02/12/2026 (D)		573	513
			21,242

Armenia — 0.1%
Republic of Armenia International Bond
3.600%, 02/02/2031 (A)		1,005	790

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		1,945	1,992
Southern Gas Corridor CJSC
6.875%, 03/24/2026		5,562	6,070
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		2,380	2,624
			10,686

Bahamas — 0.0%
Bahamas Government International Bond
6.000%, 11/21/2028		650	503

Bahrain — 0.8%
Bahrain Government International Bond
7.000%, 01/26/2026 (B)		957	1,033
7.000%, 10/12/2028 (B)		507	549
6.750%, 09/20/2029		200	211
6.125%, 08/01/2023 (A)		520	537
6.000%, 09/19/2044 (A)		297	259
5.625%, 09/30/2031 (B)		946	918
5.625%, 09/30/2031		200	194
5.450%, 09/16/2032 (A)		3,796	3,615
Bahrain Government International Bond MTN
6.250%, 01/25/2051		232	204
5.250%, 01/25/2033 (A)(B)		1,347	1,244
4.250%, 01/25/2028 (A)		797	770
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (B)		1,094	1,061
Oil and Gas Holding BSCC (B)
8.375%, 11/07/2028		560	610
7.625%, 11/07/2024		794	834
			12,039

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		1,172	111

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Belarus International Bond
6.875%, 02/28/2023 (B)		$1,612	$242
6.875%, 02/28/2023		409	61
6.378%, 02/24/2031 (B)		899	117
6.378%, 02/24/2031		372	48
6.200%, 02/28/2030		260	36
6.200%, 02/28/2030 (B)		89	13
5.875%, 02/24/2026		1,564	188
			816

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038		1,173	604

Benin — 0.0%
Benin Government International Bond
6.875%, 01/19/2052	EUR	158	147
4.950%, 01/22/2035		389	352
4.875%, 01/19/2032		102	99
			598

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,754	1,882
3.717%, 01/25/2027		631	640
2.375%, 08/20/2030 (A)		221	202
			2,724

Brazil — 7.0%
Braskem Netherlands Finance BV
5.875%, 01/31/2050 (B)		309	307
Brazil Letras do Tesouro Nacional
0.000%, 07/01/2023 (E)	BRL	14,000	2,536
0.000%, 01/01/2024 (E)		58,000	9,990
0.000%, 01/01/2025 (E)		34,000	5,298
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$83	85
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,699	1,716
5.333%, 02/15/2028		1,176	1,188
5.333%, 02/15/2028 (B)		134	136
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045	BRL	818	699
6.000%, 08/15/2050		281	241
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023		97,082	20,045
10.000%, 01/01/2025		67,256	13,657
10.000%, 01/01/2027		51,913	10,370
10.000%, 01/01/2029		41,036	8,027
10.000%, 01/01/2031		24,869	4,771
Brazilian Government International Bond
5.625%, 01/07/2041		$757	732
5.625%, 02/21/2047		709	670
5.000%, 01/27/2045 (A)		2,329	2,070

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.750%, 01/14/2050		$1,868	$1,564
4.500%, 05/30/2029		274	269
3.875%, 06/12/2030		400	369
3.750%, 09/12/2031 (A)		4,543	4,100
2.875%, 06/06/2025		1,969	1,929
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (B)		226	211
CSN Inova Ventures
6.750%, 01/28/2028 (B)		592	613
CSN Resources
4.625%, 06/10/2031 (B)		625	570
Globo Comunicacao e Participacoes
5.500%, 01/14/2032 (B)		410	369
Gol Finance
7.000%, 01/31/2025 (B)		998	828
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (B)		620	565
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (B)		1,225	1,127
Minerva Luxembourg
4.375%, 03/18/2031 (B)		297	269
MV24 Capital BV
6.748%, 06/01/2034 (B)		375	364
Nexa Resources
5.375%, 05/04/2027 (B)		2,591	2,630
Petrobras Global Finance BV
5.500%, 06/10/2051		457	392
StoneCo
3.950%, 06/16/2028		616	517
Suzano Austria GmbH (B)
7.000%, 03/16/2047		399	447
6.000%, 01/15/2029		288	311
5.000%, 01/15/2030		494	503
			100,485

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	543	531

Cayman Islands — 0.1%
Neon Capital MTN
2.015%, 01/06/2028 (C)	JPY	245,168	1,779

Chile — 1.9%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (B)		$227	197
ATP Tower Holdings LLC
4.050%, 04/27/2026 (B)		255	242
Banco de Credito e Inversiones
3.500%, 10/12/2027 (B)		1,046	1,062
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	1,312,301	1,673

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043	CLP	375,000	$474
5.000%, 10/01/2028 (B)		1,115,000	1,357
5.000%, 03/01/2035		390,000	447
4.700%, 09/01/2030 (B)		1,410,000	1,634
4.500%, 03/01/2026		1,090,000	1,296
2.800%, 10/01/2033 (B)		640,000	607
Cencosud
4.375%, 07/17/2027 (B)		$1,819	1,849
Chile Government International Bond
4.340%, 03/07/2042		547	562
3.625%, 10/30/2042		925	862
3.500%, 01/31/2034		228	225
3.250%, 09/21/2071		1,615	1,307
3.100%, 05/07/2041		243	214
3.100%, 01/22/2061 (A)		308	254
2.750%, 01/31/2027		1,597	1,561
2.550%, 01/27/2032 (A)		893	839
2.550%, 07/27/2033		7,487	6,818
2.450%, 01/31/2031 (A)		236	221
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	291
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (B)		217	216
Empresa Nacional del Petroleo
5.250%, 11/06/2029		749	780
3.450%, 09/16/2031 (B)		331	304
Nacional del Cobre de Chile
3.750%, 01/15/2031 (B)		234	234
3.700%, 01/30/2050 (B)		452	405
3.150%, 01/14/2030		800	769
3.000%, 09/30/2029		224	213
			26,913

China — 6.3%
Blossom Joy
3.100% (C)(F)		202	198
China Government Bond
3.810%, 09/14/2050	CNY	5,900	994
3.720%, 04/12/2051		4,000	666
3.530%, 10/18/2051		18,400	2,993
3.280%, 12/03/2027		49,950	8,109
3.270%, 11/19/2030		64,040	10,407
3.020%, 10/22/2025		37,700	6,043
3.020%, 05/27/2031		6,600	1,052
3.010%, 05/13/2028		8,850	1,412
2.890%, 11/18/2031		69,050	10,953
2.880%, 11/05/2023		25,000	3,976
2.850%, 06/04/2027		41,980	6,671
2.750%, 02/17/2032		3,000	471
2.690%, 08/12/2026		4,000	633
2.680%, 05/21/2030		51,050	7,925

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.990%, 04/09/2025	CNY	60,830	$9,444
China Government International Bond
3.250%, 10/19/2023		$1,592	1,613
1.875%, 12/03/2022		200	200
1.250%, 10/26/2026 (B)		1,460	1,382
0.550%, 10/21/2025		1,150	1,064
0.400%, 10/21/2023		2,410	2,338
China Minmetals
3.750% (C)(F)		1,647	1,650
Chinalco Capital Holdings
4.250%, 04/21/2022		740	740
4.100% (C)(F)		224	224
2.125%, 06/03/2026		173	162
CNAC HK Finbridge
5.125%, 03/14/2028		246	258
4.125%, 07/19/2027		1,363	1,364
3.875%, 06/19/2029		1,156	1,133
3.000%, 09/22/2030		561	514
Dianjian Haiyu
4.300% (C)(F)		204	206
Dianjian International Finance
4.600% (C)(F)		303	305
Huarong Finance II MTN
5.500%, 01/16/2025		440	444
Leader Goal International Ltd MTN
4.250% (C)(F)		212	213
Meituan
3.050%, 10/28/2030		204	164
Minmetals Bounteous Finance BVI
3.375% (C)(F)		805	795
Powerchina Roadbridge Group British Virgin Islands
3.080% (C)(F)		285	276
Prosus NV MTN
3.061%, 07/13/2031 (B)		907	753
Shimao Group Holdings
5.600%, 07/15/2026		1,949	551
5.200%, 01/30/2025 (A)		1,406	383
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		548	515
2.300%, 01/08/2031 (A)		863	777
Sunac China Holdings
7.000%, 07/09/2025		214	51
6.500%, 01/26/2026		206	47
Tencent Holdings Ltd MTN
3.240%, 06/03/2050 (B)		450	349
Wanda Properties International
7.250%, 01/29/2024		600	522
Wanda Properties Overseas
6.950%, 12/05/2022		200	176
6.875%, 07/23/2023		232	207
			91,323

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombia — 5.4%
Colombia Government International Bond
9.850%, 06/28/2027	COP	5,060,000	$1,403
7.375%, 09/18/2037 (A)		$260	292
6.125%, 01/18/2041		3,138	3,044
5.625%, 02/26/2044		132	120
5.200%, 05/15/2049		4,480	3,818
5.000%, 06/15/2045		3,730	3,139
4.500%, 03/15/2029		2,077	2,006
4.375%, 03/21/2023	COP	2,871,000	747
4.125%, 02/22/2042		$4,369	3,413
3.875%, 04/25/2027		2,229	2,137
3.875%, 02/15/2061 (A)		1,413	1,008
3.250%, 04/22/2032 (A)		1,544	1,289
3.125%, 04/15/2031		639	541
3.000%, 01/30/2030		945	813
Colombian TES
10.000%, 07/24/2024	COP	9,907,300	2,709
9.250%, 05/28/2042		2,626,000	655
7.750%, 09/18/2030		13,333,400	3,170
7.500%, 08/26/2026		30,231,300	7,537
7.250%, 10/18/2034		23,719,200	5,175
7.250%, 10/26/2050		4,553,000	901
7.000%, 03/26/2031		32,656,900	7,324
7.000%, 03/26/2031		1,211,900	272
7.000%, 06/30/2032		17,149,200	3,770
6.250%, 11/26/2025		25,567,200	6,202
6.250%, 07/09/2036		5,569,900	1,078
6.000%, 04/28/2028		14,751,300	3,318
5.750%, 11/03/2027		22,928,000	5,163
3.000%, 03/25/2033		1,051,100	756
2.250%, 04/18/2029		883,500	661
Ecopetrol
6.875%, 04/29/2030		$492	516
5.875%, 11/02/2051		346	294
Empresas Publicas de Medellin ESP (B)
8.375%, 11/08/2027	COP	2,351,000	545
7.625%, 09/10/2024		3,116,000	778
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,127,000	285
7.875%, 08/12/2024		884,000	224
Geopark
5.500%, 01/17/2027 (B)		$974	928
Gran Tierra Energy
7.750%, 05/23/2027 (B)		293	271
Grupo Aval
4.375%, 02/04/2030 (B)		812	703
SierraCol Energy Andina
6.000%, 06/15/2028 (B)		672	610
			77,615

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Costa Rica — 0.3%
Costa Rica Government International Bond
7.158%, 03/12/2045		$1,660	$1,647
7.158%, 03/12/2045		500	494
7.158%, 03/12/2045 (B)		387	384
7.000%, 04/04/2044		329	324
7.000%, 04/04/2044		230	225
6.125%, 02/19/2031 (A)		1,669	1,686
			4,760

Croatia — 0.1%
Croatia Government International Bond
1.500%, 06/17/2031	EUR	650	678
1.125%, 03/04/2033 (A)		1,002	988
			1,666

Czech Republic — 1.8%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	7,740	370
2.750%, 07/23/2029		91,430	3,877
2.500%, 08/25/2028		84,640	3,555
2.400%, 09/17/2025		165,160	7,016
2.000%, 10/13/2033		46,630	1,782
1.250%, 02/14/2025		48,060	1,997
1.200%, 03/13/2031		29,710	1,096
1.000%, 06/26/2026		81,400	3,241
0.950%, 05/15/2030		5,750	211
0.250%, 02/10/2027		45,080	1,703
0.050%, 11/29/2029		31,030	1,055
			25,903

Dominican Republic — 1.4%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	19,150	356
7.450%, 04/30/2044		$1,135	1,197
7.450%, 04/30/2044 (B)		687	725
6.850%, 01/27/2045		1,386	1,372
6.500%, 02/15/2048 (A)		2,472	2,348
6.400%, 06/05/2049		1,026	959
6.000%, 02/22/2033		806	787
6.000%, 02/22/2033 (A)(B)		3,519	3,435
5.875%, 04/18/2024 (B)		71	73
5.875%, 01/30/2060		3,924	3,355
5.875%, 01/30/2060 (B)		75	64
5.500%, 02/22/2029 (B)		1,077	1,064
5.300%, 01/21/2041		2,844	2,467
4.500%, 01/30/2030 (A)		1,873	1,719
4.500%, 01/30/2030 (B)		206	189
			20,110

Ecuador — 1.2%
Ecuador Government International Bond
6.699%, 07/31/2030 (A)(B)(E)		1,613	895

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 5.500%, 07/31/2022, 07/31/2030 (B)(D)		$2,593	$2,165
1.000%, 07/31/2035 (A)(E)		8,726	5,707
1.000%, 2.500%, 07/31/2022, 07/31/2035 (A)(B)(D)		8,583	5,614
0.500%, 1.500%, 07/31/2022, 07/31/2040 (B)(D)		3,702	2,110
0.500%, 07/31/2040 (A)(E)		2,045	1,165
			17,656

Egypt — 2.7%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	250
14.556%, 10/13/2027		11,537	593
14.483%, 04/06/2026		103,070	5,376
14.406%, 07/07/2027		17,842	906
14.382%, 01/12/2031		9,502	492
14.292%, 01/05/2028		19,000	971
14.196%, 07/07/2023		6,084	333
14.060%, 01/12/2026		44,207	2,291
Egypt Government International Bond
16.300%, 04/09/2024		15,034	841
16.100%, 05/07/2029		14,920	849
8.875%, 05/29/2050		$1,650	1,425
8.875%, 05/29/2050 (B)		3,827	3,306
8.700%, 03/01/2049 (B)		1,526	1,302
8.700%, 03/01/2049		600	512
7.903%, 02/21/2048 (A)		2,512	2,035
7.903%, 02/21/2048 (B)		110	89
7.625%, 05/29/2032 (B)		2,092	1,893
7.625%, 05/29/2032 (A)		2,302	2,083
Egypt Government International Bond MTN
8.500%, 01/31/2047		2,970	2,527
8.150%, 11/20/2059 (B)		406	334
8.150%, 11/20/2059		277	228
7.600%, 03/01/2029 (B)		1,167	1,107
7.600%, 03/01/2029		200	190
7.500%, 02/16/2061 (A)		565	448
7.300%, 09/30/2033 (A)(B)		2,279	1,988
7.300%, 09/30/2033		647	564
7.053%, 01/15/2032 (B)		547	480
6.375%, 04/11/2031	EUR	2,060	1,958
5.800%, 09/30/2027		$724	662
5.800%, 09/30/2027 (B)		498	455
5.625%, 04/16/2030 (A)	EUR	732	684
4.750%, 04/11/2025		457	484
4.750%, 04/11/2025 (B)		443	470
4.750%, 04/16/2026		670	686
			38,812

El Salvador — 0.4%
El Salvador Government International Bond
9.500%, 07/15/2052		$3,753	1,811

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.625%, 02/28/2029 (A)		$249	$120
7.750%, 01/24/2023 (A)		1,630	1,326
7.650%, 06/15/2035 (A)(B)		149	70
7.625%, 02/01/2041 (B)		545	251
7.625%, 02/01/2041		527	242
7.125%, 01/20/2050		640	285
6.375%, 01/18/2027 (B)		838	411
5.875%, 01/30/2025		1,398	774
5.875%, 01/30/2025 (B)		93	51
			5,341

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		400	288
6.625%, 12/11/2024 (B)		296	213
			501

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (B)		1,566	1,502
6.625%, 02/06/2031 (B)		400	379
6.625%, 02/06/2031 (A)		240	227
			2,108

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026 (B)		499	422
2.750%, 04/22/2026 (A)		480	406
			828

Ghana — 1.1%
Ghana Government International Bond
10.750%, 10/14/2030		3,054	3,218
8.950%, 03/26/2051 (B)		613	426
8.875%, 05/07/2042		1,286	895
8.875%, 05/07/2042 (B)		426	297
8.750%, 03/11/2061 (B)		77	53
8.750%, 03/11/2061		693	479
8.627%, 06/16/2049 (B)		593	412
8.625%, 04/07/2034 (A)		3,559	2,527
8.125%, 03/26/2032 (B)		160	115
7.875%, 03/26/2027 (B)		525	407
7.875%, 02/11/2035 (A)		714	497
7.875%, 02/11/2035 (B)		1,464	1,019
7.750%, 04/07/2029 (B)		413	302
7.750%, 04/07/2029		1,070	782
7.625%, 05/16/2029		995	720
7.625%, 05/16/2029 (A)(B)		908	657
6.375%, 02/11/2027		977	731
6.375%, 02/11/2027 (B)		451	338
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	1,920	262
19.250%, 12/18/2023		4,011	530

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Tullow Oil (B)
10.250%, 05/15/2026		$351	$358
7.000%, 03/01/2025		1,241	1,024
			16,049

Guatemala — 0.4%
CT Trust
5.125%, 02/03/2032 (B)		962	961
Guatemala Government Bond
6.125%, 06/01/2050		168	176
5.375%, 04/24/2032		825	862
5.375%, 04/24/2032 (B)		248	259
4.900%, 06/01/2030		1,501	1,528
4.650%, 10/07/2041 (B)		845	786
4.650%, 10/07/2041		210	195
4.500%, 05/03/2026		649	658
3.700%, 10/07/2033		700	648
3.700%, 10/07/2033 (B)		226	209
			6,282

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027 (A)		326	310
6.250%, 01/19/2027 (A)		–	–
5.625%, 06/24/2030		558	505
			815

Hong Kong — 0.1%
NWD
4.125%, 07/18/2029		757	689

Hungary — 0.9%
Hungary Government Bond
5.500%, 06/24/2025	HUF	338,870	999
4.000%, 04/28/2051		124,570	268
3.250%, 10/22/2031		325,910	793
3.000%, 10/27/2027		774,070	1,978
3.000%, 08/21/2030		146,200	357
3.000%, 10/27/2038		138,140	289
2.750%, 12/22/2026		675,760	1,742
2.250%, 04/20/2033		36,320	77
2.250%, 06/22/2034		84,940	174
1.500%, 04/22/2026		188,890	473
Hungary Government International Bond
3.125%, 09/21/2051 (B)		$1,687	1,412
3.125%, 09/21/2051 (A)		1,000	837
2.125%, 09/22/2031 (B)		3,475	3,141
1.750%, 06/05/2035	EUR	265	275
1.500%, 11/17/2050		255	214
			13,029

India — 0.3%
Adani Electricity Mumbai
3.949%, 02/12/2030 (B)		$540	488

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Export-Import Bank of India MTN
3.250%, 01/15/2030		$1,060	$1,001
2.250%, 01/13/2031		615	527
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (B)(C)(F)		260	257
Power Finance MTN
3.950%, 04/23/2030 (B)		569	543
Reliance Industries (B)
3.625%, 01/12/2052		671	595
2.875%, 01/12/2032		800	734
Vedanta Resources
7.125%, 05/31/2023		200	189
6.375%, 07/30/2022		350	340
Vedanta Resources Finance II
13.875%, 01/21/2024 (B)		286	299
			4,973

Indonesia — 6.4%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (B)		365	408
6.757%, 11/15/2048		257	287
5.800%, 05/15/2050 (B)		1,165	1,165
5.710%, 11/15/2023 (B)		618	639
4.750%, 05/15/2025 (B)		240	245
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	42,750,000	3,353
8.500%, 10/12/2035		$1,459	2,080
8.375%, 03/15/2024	IDR	20,173,000	1,508
8.375%, 04/15/2039		44,256,000	3,400
8.250%, 05/15/2029		66,706,000	5,055
8.250%, 06/15/2032		12,030,000	919
8.250%, 05/15/2036		78,289,000	5,921
8.125%, 05/15/2024		77,240,000	5,774
7.750%, 01/17/2038		$1,089	1,491
7.500%, 08/15/2032	IDR	26,770,000	1,938
7.500%, 05/15/2038		26,236,000	1,868
7.000%, 05/15/2022		40,233,000	2,815
7.000%, 05/15/2027		49,663,000	3,622
6.125%, 05/15/2028		13,191,000	906
5.625%, 05/15/2023		1,885,000	134
5.250%, 01/08/2047 (B)		$170	194
4.750%, 02/11/2029		119	131
3.550%, 03/31/2032		249	256
3.500%, 01/11/2028		1,859	1,905
3.200%, 09/23/2061 (A)		772	649
3.050%, 03/12/2051 (A)		1,787	1,615
2.850%, 02/14/2030		2,929	2,879
2.150%, 07/28/2031 (A)		1,545	1,425
1.300%, 03/23/2034	EUR	514	498
1.100%, 03/12/2033		690	668

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,460	$3,858
5.125%, 01/15/2045		210	232
4.625%, 04/15/2043		605	631
3.750%, 06/14/2028	EUR	1,057	1,272
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	67,799,000	5,339
8.375%, 03/15/2034		95,871,000	7,312
7.500%, 06/15/2035		14,896,000	1,064
7.500%, 04/15/2040		17,705,000	1,255
7.125%, 06/15/2042		6,189,000	424
7.000%, 09/15/2030		32,210,000	2,281
6.500%, 06/15/2025		13,731,000	995
6.500%, 02/15/2031		31,486,000	2,155
6.375%, 04/15/2032		17,804,000	1,204
Medco Bell Pte
6.375%, 01/30/2027 (A)(B)		$466	450
Minejesa Capital BV (B)
5.625%, 08/10/2037		297	270
4.625%, 08/10/2030		386	366
Pertamina Persero
2.300%, 02/09/2031 (A)(B)		1,375	1,210
Pertamina Persero MTN
6.450%, 05/30/2044		327	382
3.650%, 07/30/2029 (B)		1,035	1,022
Perusahaan Listrik Negara
1.875%, 11/05/2031 (B)	EUR	891	866
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	825
6.150%, 05/21/2048 (B)		657	732
4.375%, 02/05/2050 (B)		265	242
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		1,770	1,848
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
5.250%, 05/15/2047		480	478
3.375%, 02/05/2030		750	701
3.000%, 06/30/2030		565	515
			91,677

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		937	914

Israel — 0.1%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (B)(C)		431	404
Leviathan Bond
6.750%, 06/30/2030 (B)		394	404

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State of Israel
4.500%, 04/03/2120		$1,200	$1,282
			2,090

Ivory Coast — 0.4%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,619	1,634
6.625%, 03/22/2048		481	466
6.625%, 03/22/2048 (A)		2,849	2,761
5.875%, 10/17/2031 (B)		205	211
5.750%, 12/31/2032		$401	393
5.250%, 03/22/2030	EUR	321	330
			5,795

Jamaica — 0.1%
Digicel International Finance (B)
8.750%, 05/25/2024		$530	527
8.750%, 05/25/2024		435	433
			960

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		1,237	1,123
7.375%, 10/10/2047 (B)		228	207
5.850%, 07/07/2030 (B)		559	520
4.950%, 07/07/2025		270	269
			2,119

Kazakhstan — 1.2%
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022		770	751
2.950%, 05/06/2031		530	433
2.950%, 05/06/2031 (B)		465	380
Kazakhstan Government International Bond
4.875%, 10/14/2044 (A)		1,204	1,184
4.875%, 10/14/2044 (B)		318	313
Kazakhstan Government International Bond MTN
2.375%, 11/09/2028	EUR	350	355
KazMunayGas National JSC
6.375%, 10/24/2048 (B)		$1,746	1,645
6.375%, 10/24/2048		200	188
5.750%, 04/19/2047 (B)		1,852	1,637
5.750%, 04/19/2047 (A)		63	56
5.375%, 04/24/2030 (B)		984	944
5.375%, 04/24/2030 (A)		4,863	4,668
3.500%, 04/14/2033 (A)		1,271	1,055
KazTransGas JSC
4.375%, 09/26/2027 (A)		1,815	1,639
4.375%, 09/26/2027 (B)		165	149
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)		450	367
2.625%, 08/15/2025		1,071	943
			16,707

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	$1,838	$1,632
8.000%, 05/22/2032 (A)	1,471	1,426
7.000%, 05/22/2027 (A)	1,394	1,341
7.000%, 05/22/2027 (B)	200	192
		4,591

Kuwait — 0.1%
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (B)	222	246
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (B)(C)	680	621
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (B)(C)(F)	513	499
		1,366

Lebanon — 0.5%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)	7,412	769
8.200%, 05/17/2033 (G)	2,700	280
6.850%, 03/23/2027 (G)	742	88
6.750%, 11/29/2027 (G)	1,123	131
6.650%, 04/22/2024 (G)	2,250	264
6.000%, 01/27/2023 (G)	560	65
Lebanon Government International Bond MTN
8.250%, 12/31/2023 (G)	10,523	1,310
7.000%, 03/20/2028 (G)	2,048	222
6.850%, 05/25/2029 (G)	1,996	239
6.650%, 02/26/2030 (G)	3,095	360
6.600%, 11/27/2026 (G)	1,613	192
6.400%, 05/26/2023 (G)	2,649	321
6.375%, 12/31/2023 (G)	4,517	525
6.150%, 12/31/2023 (G)	5,287	628
6.100%, 10/04/2022 (G)	7,015	851
6.100%, 10/04/2022 (G)	569	69
5.800%, 04/14/2023 (G)	5,839	694
		7,008

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (B)	403	427

Macau — 0.0%
Studio City Finance (B)
6.500%, 01/15/2028	371	321
6.000%, 07/15/2025	87	80
		401

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Malaysia — 6.9%
1MDB Energy
5.990%, 05/11/2022		$1,000	$998
1MDB Global Investments
4.400%, 03/09/2023		4,000	3,910
4.400%, 03/09/2023		7,400	7,234
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,517	390
4.935%, 09/30/2043		2,200	550
4.921%, 07/06/2048		3,070	768
4.642%, 11/07/2033		500	124
4.392%, 04/15/2026		3,480	858
4.254%, 05/31/2035		17,799	4,218
4.232%, 06/30/2031		1,200	289
4.181%, 07/15/2024		20,513	5,012
4.065%, 06/15/2050		3,119	684
4.059%, 09/30/2024		9,827	2,400
3.955%, 09/15/2025		35,693	8,685
3.906%, 07/15/2026		17,274	4,175
3.900%, 11/30/2026		4,085	991
3.899%, 11/16/2027		3,026	732
3.885%, 08/15/2029		25,868	6,119
3.828%, 07/05/2034		32,019	7,303
3.800%, 08/17/2023		31,953	7,757
3.795%, 09/30/2022		3,200	769
3.757%, 04/20/2023		14,611	3,534
3.757%, 05/22/2040		18,730	4,052
3.733%, 06/15/2028		23,341	5,532
3.582%, 07/15/2032		3,907	905
3.502%, 05/31/2027		7,626	1,800
3.480%, 03/15/2023		14,230	3,426
3.478%, 06/14/2024		6,671	1,606
3.418%, 08/15/2022		10,200	2,440
2.632%, 04/15/2031		22,321	4,755
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	295
4.119%, 11/30/2034		5,564	1,300
4.070%, 09/30/2026		6,500	1,580
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,230	1,152
Petronas Capital MTN
4.550%, 04/21/2050		1,401	1,543
3.500%, 04/21/2030		819	833
2.480%, 01/28/2032		1,466	1,362
			100,081

Mexico — 9.0%
America Movil
7.125%, 12/09/2024	MXN	18,110	856
5.375%, 04/04/2032 (B)		$1,005	1,005
Banco Mercantil del Norte (B)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (C)		476	467

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (C)		$609	$598
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (B)(C)		1,191	1,130
Cemex (B)
5.450%, 11/19/2029		750	758
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (C)(F)		200	196
3.875%, 07/11/2031 (A)		572	522
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,816
6.264%, 02/15/2052 (B)		$871	849
5.750%, 02/14/2042 (B)		500	472
4.750%, 02/23/2027 (B)		258	264
4.688%, 05/15/2029 (B)		3,947	3,868
3.348%, 02/09/2031 (B)		391	342
FEL Energy VI Sarl
5.750%, 12/01/2040 (B)		191	171
Mexican Bonos
8.000%, 11/07/2047	MXN	65,574	3,133
7.750%, 11/13/2042		123,617	5,776
7.500%, 06/03/2027		167,383	8,056
5.750%, 03/05/2026 (A)		48,685	2,220
Mexican Bonos, Ser M20
10.000%, 12/05/2024		118,927	6,177
8.500%, 05/31/2029		104,935	5,296
7.750%, 05/29/2031		318,978	15,411
Mexican Bonos, Ser M30
8.500%, 11/18/2038		200,318	10,195
Mexican Udibonos
4.500%, 12/04/2025		130,043	6,751
3.500%, 11/16/2023		172,908	8,715
Mexico City Airport Trust
5.500%, 07/31/2047 (B)		$715	630
Mexico Government International Bond
5.000%, 04/27/2051 (A)		452	457
4.750%, 04/27/2032 (A)		805	853
4.600%, 02/10/2048		394	375
4.350%, 01/15/2047 (A)		1,056	975
4.280%, 08/14/2041		1,402	1,307
3.771%, 05/24/2061		757	612
3.750%, 04/19/2071		1,345	1,071
3.500%, 02/12/2034		3,827	3,557
2.659%, 05/24/2031 (A)		2,692	2,450
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,756	2,792
4.750%, 03/08/2044		386	379

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Minera Mexico
4.500%, 01/26/2050 (B)		$627	$587
Petroleos Mexicanos
7.690%, 01/23/2050		4,754	4,154
7.690%, 01/23/2050 (B)		427	373
7.470%, 11/12/2026	MXN	15,660	698
7.190%, 09/12/2024		45,182	2,130
6.950%, 01/28/2060		$159	129
6.950%, 01/28/2060 (B)		308	250
6.700%, 02/16/2032 (B)		2,970	2,821
6.700%, 02/16/2032		137	130
6.625%, 06/15/2035 (A)		6,063	5,434
6.500%, 01/23/2029 (B)		785	778
6.500%, 06/02/2041		1,540	1,277
6.375%, 01/23/2045		1,059	847
6.350%, 02/12/2048		678	533
6.350%, 02/12/2048 (B)		430	338
5.950%, 01/28/2031		1,490	1,375
5.950%, 01/28/2031 (B)		540	498
5.950%, 01/28/2031 (A)		–	–
5.350%, 02/12/2028 (B)		279	266
Petroleos Mexicanos MTN
6.750%, 09/21/2047		2,144	1,743
6.750%, 09/21/2047		553	449
4.875%, 02/21/2028	EUR	755	798
Poinsettia Finance
6.625%, 06/17/2031		$4,535	4,430
			130,540

Mongolia — 0.4%
Development Bank of Mongolia
7.250%, 10/23/2023 (B)		784	791
Mongolia Government International Bond
5.125%, 04/07/2026		381	374
3.500%, 07/07/2027		1,566	1,409
Mongolia Government International Bond MTN
8.750%, 03/09/2024		2,651	2,816
			5,390

Morocco — 0.1%
Morocco Government International Bond
5.500%, 12/11/2042		200	196
4.000%, 12/15/2050		673	538
3.000%, 12/15/2032 (A)		1,269	1,098
OCP
3.750%, 06/23/2031 (B)		202	183
			2,015

Mozambique — 0.1%
Mozambique International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (B)(D)		1,122	963

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 9.000%, 09/15/2023, 09/15/2031 (D)	$200	$172
		1,135

Nigeria — 1.1%
IHS Netherlands Holdco
8.000%, 09/18/2027 (B)	299	298
Nigeria Government International Bond
9.248%, 01/21/2049 (A)	322	307
7.875%, 02/16/2032 (A)	3,965	3,748
7.696%, 02/23/2038 (A)	1,811	1,580
7.696%, 02/23/2038 (B)	601	524
Nigeria Government International Bond MTN
8.375%, 03/24/2029 (A)(B)	2,985	3,014
8.375%, 03/24/2029	300	303
8.250%, 09/28/2051 (B)	2,230	1,938
7.625%, 11/28/2047 (B)	478	397
7.375%, 09/28/2033	2,086	1,894
7.375%, 09/28/2033 (B)	799	725
6.500%, 11/28/2027 (B)	667	634
6.500%, 11/28/2027	130	123
		15,485

Oman — 1.2%
Oman Government International Bond
7.375%, 10/28/2032 (B)	701	802
7.000%, 01/25/2051 (B)	448	458
7.000%, 01/25/2051	200	205
6.750%, 10/28/2027 (A)	3,535	3,844
6.750%, 01/17/2048 (B)	1,089	1,086
6.750%, 01/17/2048 (A)	3,609	3,600
6.500%, 03/08/2047 (B)	1,823	1,784
6.250%, 01/25/2031	1,768	1,871
6.250%, 01/25/2031 (A)(B)	324	343
4.750%, 06/15/2026	900	903
Oman Government International Bond MTN
6.000%, 08/01/2029 (B)	1,051	1,095
6.000%, 08/01/2029 (A)	392	409
4.875%, 02/01/2025 (B)	449	458
		16,858

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025	1,000	827
7.875%, 03/31/2036	200	138
6.875%, 12/05/2027	749	589
Pakistan Government International Bond MTN
8.875%, 04/08/2051	1,138	790
7.375%, 04/08/2031	1,415	1,055
6.000%, 04/08/2026	1,094	859

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 04/08/2026 (B)		$843	$662
			4,920

Panama — 1.2%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (B)		311	283
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)		492	469
Banco Nacional de Panama
2.500%, 08/11/2030 (A)(B)		791	698
Cable Onda
4.500%, 01/30/2030 (B)		208	203
Empresa de Transmision Electrica
5.125%, 05/02/2049 (B)		635	641
Panama Government International Bond
9.375%, 04/01/2029 (A)		804	1,086
8.125%, 04/28/2034		478	660
4.500%, 04/01/2056		1,177	1,150
4.500%, 04/16/2050		136	134
4.500%, 01/19/2063		1,357	1,302
4.300%, 04/29/2053		200	192
3.870%, 07/23/2060		2,432	2,127
3.750%, 03/16/2025		859	874
3.298%, 01/19/2033		1,380	1,318
3.160%, 01/23/2030 (A)		1,762	1,724
2.252%, 09/29/2032 (A)		5,266	4,654
			17,515

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	242
8.375%, 10/04/2028 (B)		275	236
			478

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034 (E)		1,639	1,191
Paraguay Government International Bond
6.100%, 08/11/2044		1,260	1,394
5.600%, 03/13/2048		200	205
5.400%, 03/30/2050		571	578
4.950%, 04/28/2031		880	920
2.739%, 01/29/2033		1,074	950
			5,238

Peru — 2.8%
ABY Transmision Sur
6.875%, 04/30/2043 (B)		261	313
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	3,704	1,005
Inkia Energy
5.875%, 11/09/2027 (B)		$359	346

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Kallpa Generacion (B)
4.875%, 05/24/2026		$263	$270
4.125%, 08/16/2027 (A)		936	936
Peru Government Bond
6.950%, 08/12/2031	PEN	2,780	767
5.350%, 08/12/2040		708	157
5.200%, 09/12/2023		800	218
Peruvian Government International Bond
8.750%, 11/21/2033		$490	709
8.200%, 08/12/2026	PEN	15	4
8.200%, 08/12/2026		3,397	987
6.950%, 08/12/2031		15,522	4,282
6.950%, 08/12/2031		154	42
6.900%, 08/12/2037		7,222	1,917
6.850%, 02/12/2042		613	160
6.350%, 08/12/2028		5,940	1,594
6.350%, 08/12/2028		2,615	702
6.150%, 08/12/2032		8,708	2,257
5.940%, 02/12/2029		3,050	795
5.700%, 08/12/2024 (B)		4,932	1,341
5.625%, 11/18/2050		$417	529
5.400%, 08/12/2034	PEN	1,243	293
5.400%, 08/12/2034		7,865	1,854
3.750%, 03/01/2030	EUR	200	248
3.600%, 01/15/2072		$326	280
3.230%, 07/28/2121		2,903	2,204
3.000%, 01/15/2034 (A)		1,768	1,648
2.844%, 06/20/2030		173	166
2.783%, 01/23/2031		4,863	4,579
1.950%, 11/17/2036	EUR	1,050	1,012
1.250%, 03/11/2033		2,088	2,004
Petroleos del Peru
5.625%, 06/19/2047 (B)		$917	770
5.625%, 06/19/2047		5,307	4,458
4.750%, 06/19/2032 (B)		1,201	1,075
4.750%, 06/19/2032		754	675
			40,597

Philippines — 0.7%
Philippine Government International Bond
5.000%, 01/13/2037		519	580
3.900%, 11/26/2022	PHP	45,000	864
3.700%, 03/01/2041 (A)		$714	691
3.200%, 07/06/2046		605	540
3.000%, 02/01/2028		471	473
2.950%, 05/05/2045		309	267
2.650%, 12/10/2045		1,071	880
1.950%, 01/06/2032		5,000	4,535
1.750%, 04/28/2041	EUR	402	380
1.648%, 06/10/2031		$1,728	1,538
			10,748

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poland — 1.4%
Republic of Poland Government Bond
2.750%, 04/25/2028	PLN	5,935	$1,228
2.500%, 04/25/2024		5,096	1,154
2.500%, 07/25/2026		26,907	5,684
2.500%, 07/25/2027 (A)		32,450	6,731
1.750%, 04/25/2032 (A)		16,065	2,839
1.250%, 10/25/2030		4,084	721
0.250%, 10/25/2026		5,980	1,135
			19,492

Qatar — 1.5%
Ooredoo International Finance MTN
2.625%, 04/08/2031 (B)		$363	340
Qatar Energy
3.300%, 07/12/2051 (B)		234	215
3.125%, 07/12/2041 (B)		292	266
3.125%, 07/12/2041 (A)		274	249
2.250%, 07/12/2031		2,776	2,554
2.250%, 07/12/2031 (A)(B)		705	649
Qatar Government International Bond
6.400%, 01/20/2040 (B)		547	731
5.103%, 04/23/2048		567	693
5.103%, 04/23/2048 (B)		3,521	4,305
4.817%, 03/14/2049 (B)		1,036	1,228
4.817%, 03/14/2049 (A)		2,837	3,361
4.400%, 04/16/2050 (A)		1,548	1,740
4.400%, 04/16/2050 (A)(B)		878	987
4.000%, 03/14/2029 (B)		759	810
3.750%, 04/16/2030		3,181	3,356
			21,484

Romania — 1.6%
Romania Government Bond
5.850%, 04/26/2023	RON	1,720	391
4.750%, 10/11/2034		870	171
4.400%, 09/25/2023		790	176
4.150%, 01/26/2028		2,145	439
4.150%, 10/24/2030		2,875	564
4.000%, 10/25/2023		3,430	757
3.650%, 07/28/2025		12,120	2,553
3.650%, 09/24/2031		5,510	1,026
Romanian Government International Bond
5.000%, 02/12/2029		8,095	1,712
4.250%, 06/28/2023		2,730	609
4.000%, 02/14/2051 (A)		$1,464	1,264
3.625%, 03/27/2032 (B)		1,168	1,101
3.000%, 02/27/2027 (B)		660	640
2.750%, 04/14/2041 (B)	EUR	983	835
2.625%, 12/02/2040 (B)		296	250
2.000%, 04/14/2033 (B)		179	160

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Romanian Government International Bond MTN
4.625%, 04/03/2049 (A)	EUR	1,419	$1,548
4.125%, 03/11/2039		613	638
3.875%, 10/29/2035		1,700	1,770
3.750%, 02/07/2034 (B)		988	1,024
3.750%, 02/07/2034		730	757
3.375%, 02/08/2038 (B)		890	855
3.375%, 01/28/2050		2,100	1,867
2.875%, 04/13/2042		297	253
2.875%, 04/13/2042 (B)		260	221
2.500%, 02/08/2030 (B)		657	674
2.124%, 07/16/2031		158	150
2.000%, 01/28/2032		40	37
2.000%, 04/14/2033 (A)		990	884
			23,326

Russia — 0.3%
Gazprom OAO Via Gaz Capital
4.950%, 02/06/2028 (B)		$497	214
Gazprom PJSC via Gaz Finance
4.599%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (B)(C)(F)		774	161
Gtlk Europe Capital DAC
4.650%, 03/10/2027		392	82
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	118,055	43
8.150%, 02/03/2027		799,924	291
7.950%, 10/07/2026		267,449	98
7.750%, 09/16/2026		62,302	22
7.700%, 03/23/2033		98,296	36
7.700%, 03/16/2039		105,608	39
7.650%, 04/10/2030		7,375	3
7.250%, 05/10/2034		85,825	31
7.100%, 10/16/2024		41,950	15
7.050%, 01/19/2028		450,860	164
7.000%, 08/16/2023		48,857	18
7.000%, 07/30/2036		86,250	31
6.900%, 05/23/2029		128,640	47
6.900%, 07/23/2031		368,850	134
6.700%, 03/14/2029		448,334	163
6.100%, 07/18/2035		74,413	27
6.000%, 10/06/2027		16,284	6
4.500%, 07/16/2025		633,644	231
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		30,347	11
Russian Foreign Bond - Eurobond
12.750%, 06/24/2028		$200	80
7.500%, 03/31/2030		1	–
5.250%, 06/23/2047		2,600	585
5.100%, 03/28/2035		3,600	630
4.375%, 03/21/2029		7,400	1,332

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		$580	$29
6.800%, 11/22/2025 (B)		150	8
			4,531

Saudi Arabia — 1.3%
EIG Pearl Holdings Sarl (B)
4.387%, 11/30/2046		822	769
3.545%, 08/31/2036		657	626
Global Sukuk
1.602%, 06/17/2026 (A)		1,680	1,579
KSA Sukuk
2.250%, 05/17/2031 (B)		1,716	1,614
Saudi Arabian Oil
1.625%, 11/24/2025		703	667
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (B)		920	942
4.250%, 04/16/2039 (A)		160	164
Saudi Government International Bond
5.250%, 01/16/2050 (A)		680	803
Saudi Government International Bond MTN
5.000%, 04/17/2049 (B)		200	227
4.625%, 10/04/2047 (B)		3,598	3,860
4.500%, 10/26/2046 (B)		663	697
4.500%, 10/26/2046		580	610
4.000%, 04/17/2025 (A)		–	–
3.450%, 02/02/2061		1,061	941
3.250%, 10/26/2026 (B)		1,497	1,532
3.250%, 10/22/2030 (A)		1,258	1,269
3.250%, 11/17/2051 (B)		1,380	1,215
2.250%, 02/02/2033 (B)		1,268	1,167
			18,682

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,959	1,689
5.375%, 06/08/2037	EUR	668	630
5.375%, 06/08/2037 (B)		152	143
4.750%, 03/13/2028 (B)		113	122
			2,584

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		320	346
2.125%, 12/01/2030 (A)		$917	764
1.650%, 03/03/2033	EUR	270	235
1.500%, 06/26/2029		1,123	1,058
Serbia International Bond MTN
2.050%, 09/23/2036		1,141	975
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	22,990	217
4.500%, 01/11/2026		15,250	139
			3,734

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 5.9%
Bidvest Group UK PLC
3.625%, 09/23/2026 (B)		$344	$321
Eskom Holdings SOC
7.125%, 02/11/2025 (B)		2,948	2,841
4.314%, 07/23/2027 (A)		1,189	1,118
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (B)		619	602
7.500%, 09/15/2033	ZAR	35,200	1,838
6.750%, 08/06/2023 (B)		$1,063	1,045
6.750%, 08/06/2023		846	832
Republic of South Africa
10.500%, 12/21/2026	ZAR	120,559	8,991
9.000%, 01/31/2040		52,116	3,114
8.875%, 02/28/2035		162,733	10,003
8.750%, 01/31/2044		130,353	7,512
8.750%, 02/28/2048		170,661	9,782
8.500%, 01/31/2037		176,070	10,270
8.250%, 03/31/2032		86,172	5,262
8.000%, 01/31/2030		62,033	3,875
7.000%, 02/28/2031		57,222	3,264
6.500%, 02/28/2041		23,055	1,056
6.300%, 06/22/2048		$540	509
6.250%, 03/31/2036	ZAR	73,304	3,531
5.875%, 09/16/2025 (A)		$341	361
5.750%, 09/30/2049		4,557	3,976
5.650%, 09/27/2047		946	825
5.000%, 10/12/2046 (A)		357	296
4.850%, 09/27/2027		420	422
4.850%, 09/30/2029		1,976	1,931
Sasol Financing USA
6.500%, 09/27/2028		360	366
5.875%, 03/27/2024		442	448
4.375%, 09/18/2026		351	335
			84,726

South Korea — 0.1%
Export-Import Bank of Korea MTN
8.000%, 05/15/2024	IDR	8,800,000	644
7.250%, 12/07/2024		700,000	51
5.750%, 03/05/2024		12,200,000	856
			1,551

Spain — 0.1%
AI Candelaria Spain
7.500%, 12/15/2028 (B)		$975	958

Sri Lanka — 0.6%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	759
7.550%, 03/28/2030		1,255	584
6.850%, 03/14/2024		512	252
6.850%, 11/03/2025 (G)		1,339	651

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.825%, 07/18/2026 (B)		$909	$437
6.825%, 07/18/2026		500	240
6.750%, 04/18/2028		3,078	1,444
6.750%, 04/18/2028 (A)(B)		5,532	2,595
6.350%, 06/28/2024 (B)		864	426
6.200%, 05/11/2027		1,186	557
5.750%, 04/18/2023		434	214
			8,159

Supra-National — 0.6%
Africa Finance
2.875%, 04/28/2028 (B)		1,679	1,545
African Export-Import Bank
3.798%, 05/17/2031 (B)		200	184
African Export-Import Bank MTN
3.994%, 09/21/2029 (B)		363	344
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (B)		865	871
4.700%, 10/22/2031 (B)		683	674
4.700%, 10/22/2031		280	276
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022	IDR	9,486,000	673
5.200%, 05/28/2024		11,593,600	808
Inter-American Development Bank MTN
7.875%, 03/14/2023		44,650,000	3,216
			8,591

Taiwan — 0.0%
TSMC Arizona
3.250%, 10/25/2051		$220	199
2.500%, 10/25/2031		200	185
			384

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	214

Thailand — 2.3%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	109
3.775%, 06/25/2032		181,773	6,087
3.650%, 06/20/2031		58,000	1,935
3.625%, 06/16/2023		30,000	934
3.400%, 06/17/2036		193,984	6,044
3.300%, 06/17/2038		104,484	3,160
2.875%, 12/17/2028		72,951	2,288
2.875%, 06/17/2046		3,431	92
2.400%, 12/17/2023		88,000	2,720
2.125%, 12/17/2026		25,313	778
2.000%, 12/17/2031		63,815	1,859
2.000%, 06/17/2042		26,454	624
1.875%, 06/17/2022		20,000	603
1.600%, 12/17/2029		7,000	200

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.600%, 06/17/2035	THB	27,023	$694
1.585%, 12/17/2035		17,000	430
1.450%, 12/17/2024		85,200	2,581
1.250%, 03/12/2028		60,988	1,871
1.000%, 06/17/2027		29,000	844
			33,853

Trinidad & Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$482	482

Tunisia — 0.2%
Tunisian Republic
6.375%, 07/15/2026 (B)	EUR	1,747	1,207
6.375%, 07/15/2026		622	430
5.750%, 01/30/2025 (A)		$426	284
5.625%, 02/17/2024	EUR	965	727
			2,648

Turkey — 1.4%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (B)		$655	521
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (B)		3,059	3,069
7.250%, 02/24/2027		375	376
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (B)		1,063	1,063
Turkey Government Bond
1.500%, 06/18/2025	TRY	21,207	2,045
Turkey Government International Bond
7.250%, 12/23/2023 (A)		$1,061	1,082
6.875%, 03/17/2036		550	489
6.500%, 09/20/2033 (A)		2,248	1,962
6.375%, 10/14/2025		819	801
6.350%, 08/10/2024		294	292
5.950%, 01/15/2031		2,175	1,873
5.875%, 06/26/2031		2,181	1,859
5.750%, 05/11/2047		69	51
5.125%, 02/17/2028		242	212
4.875%, 10/09/2026		1,017	916
4.750%, 01/26/2026 (A)		670	616
3.250%, 03/23/2023		846	830
Turkiye Ihracat Kredi Bankasi (B)
6.125%, 05/03/2024		247	242
5.375%, 10/24/2023		1,033	1,016
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (B)		500	493
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (B)		379	362
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)(B)		429	422
			20,592

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uganda — 0.4%
Republic of Uganda Government Bonds
17.000%, 01/16/2025	UGX	440,400	$135
17.000%, 04/03/2031		8,683,400	2,823
16.375%, 03/04/2032		1,427,900	454
16.250%, 11/08/2035		1,123,900	343
16.000%, 05/06/2027		2,226,000	670
14.250%, 06/22/2034		5,311,800	1,475
10.000%, 09/07/2023		1,112,600	308
			6,208

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (B)		$990	327
7.125%, 07/19/2024	EUR	720	240
NPC Ukrenergo
6.875%, 11/09/2026 (B)		$1,231	468
State Agency of Roads of Ukraine
6.250%, 06/24/2028		1,483	593
6.250%, 06/24/2028 (B)		363	145
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	1,574
15.840%, 02/26/2025		66,553	687
9.750%, 11/01/2028		$751	318
7.750%, 09/01/2023 (B)		24	12
7.750%, 09/01/2025 (B)		2,445	1,049
7.750%, 09/01/2026		1,905	812
7.750%, 09/01/2026 (B)		636	271
7.750%, 09/01/2027		1,425	603
7.750%, 09/01/2027 (B)		223	94
7.375%, 09/25/2032		1,778	736
7.253%, 03/15/2033		724	300
6.876%, 05/21/2029		3,929	1,626
6.876%, 05/21/2029 (B)		281	116
6.750%, 06/20/2026	EUR	1,299	584
3.000%, 05/31/2040 (B)(C)		$2,206	676
1.258%, 05/31/2040 (C)		410	126
			11,357

United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		580	613
4.600%, 11/02/2047 (B)		3,031	3,206
3.650%, 11/02/2029 (B)		207	212
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (B)		591	638
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050 (B)		612	640
3.875%, 04/16/2050		260	272
3.000%, 09/15/2051 (A)		720	642
3.000%, 09/15/2051 (B)		519	463
2.500%, 04/16/2025 (A)		1,853	1,843

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.700%, 03/02/2031 (A)		$970	$884
1.625%, 06/02/2028		1,599	1,498
DAE Funding LLC
3.375%, 03/20/2028 (B)		550	514
DP World MTN (B)
6.850%, 07/02/2037 (A)		210	252
5.625%, 09/25/2048		439	474
4.700%, 09/30/2049		134	130
DP World Crescent MTN
4.848%, 09/26/2028		475	505
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (C)(F)		877	905
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	505
Finance Department Government of Sharjah MTN (B)
4.000%, 07/28/2050		1,465	1,185
3.625%, 03/10/2033		842	776
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)		3,622	3,266
2.940%, 09/30/2040 (B)		593	535
2.625%, 03/31/2036 (B)		580	520
2.160%, 03/31/2034		1,660	1,527
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (B)		548	591
3.950%, 05/21/2050		200	205
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	363
UAE International Government Bond MTN
2.000%, 10/19/2031 (A)(B)		1,328	1,253
			24,417

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (B)	IDR	6,861,000	520

United States — 0.5%
JPMorgan Chase Bank MTN (B)
7.500%, 06/15/2035		36,336,000	2,595
7.000%, 09/18/2030 (C)		50,431,000	3,571
Sagicor Financial
5.300%, 05/13/2028 (B)		$520	518
			6,684

Uruguay — 0.4%
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	13,840	322
5.100%, 06/18/2050		$170	200
4.975%, 04/20/2055		719	838

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.375%, 01/23/2031 (A)		$4,015	$4,375
			5,735

Uzbekistan — 0.2%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		1,233	1,233
Republic of Uzbekistan International Bond
3.900%, 10/19/2031 (A)		505	446
Republic of Uzbekistan International Bond MTN
3.700%, 11/25/2030		205	177
Uzauto Motors AJ
4.850%, 05/04/2026 (B)		727	640
Uzbekneftegaz JSC
4.750%, 11/16/2028 (B)		810	662
			3,158

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		1,000	62
9.000%, 11/17/2021 (A)(G)		4,300	301
6.000%, 05/16/2024 (G)		10,192	675
6.000%, 05/16/2024 (G)		7,785	516
6.000%, 11/15/2026 (G)		13,215	925
5.500%, 04/12/2037 (G)		1,740	107
5.375%, 04/12/2027 (G)		4,563	302
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		2,300	189
9.250%, 05/07/2028 (G)		2,941	241
8.250%, 10/13/2024 (G)		3,304	271
7.750%, 10/13/2019 (G)		3,976	326
			3,915

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (B)		1,111	1,001

Zambia — 0.9%
First Quantum Minerals (B)
7.500%, 04/01/2025		404	410
6.875%, 03/01/2026		403	414
6.875%, 10/15/2027		529	554
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	58
13.000%, 12/18/2027		5,630	214
13.000%, 01/25/2031		17,744	566
11.000%, 01/25/2026		18,620	769
11.000%, 06/28/2026		78,885	3,131
10.000%, 06/28/2024		66,325	3,114
Zambia Government International Bond
8.970%, 07/30/2027		$1,821	1,294
5.375%, 09/20/2022 (G)		3,347	2,296

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.375%, 09/20/2022 (B)	$299	$205
		13,025

Total Global Bonds
(Cost $1,532,486) ($ Thousands)		1,338,730

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bill
0.634%, 07/21/2022 (H)	4,150	4,142

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
0.072%, 04/28/2022 (H)	$4,573	$4,572

Total U.S. Treasury Obligations
(Cost $8,714) ($ Thousands)		8,714

	Shares
AFFILIATED PARTNERSHIP — 8.6%
SEI Liquidity Fund, L.P.
0.300% **†(I)	123,852,168	123,869

Total Affiliated Partnership
(Cost $123,867) ($ Thousands)		123,869

Total Investments in Securities — 101.9%
(Cost $1,665,067) ($ Thousands)		$1,471,313

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
R186 Bond Future	494	May-2022	$3,636	$3,809	$(16)
R2030 Bond Future	569	May-2022	3,445	3,631	9
R2032 Bond Future	844	May-2022	4,893	5,195	50
R2035 Bond Future	623	May-2022	3,612	3,889	88
R2037 Bond Future	1,204	May-2022	6,636	7,183	86
R2040 Bond Future	229	May-2022	1,296	1,401	38
R213 Bond Future	853	May-2022	4,674	4,935	20
U.S. 2-Year Treasury Note	36	Jul-2022	7,735	7,629	(106)
U.S. 5-Year Treasury Note	5	Jul-2022	589	574	(15)
U.S. 10-Year Treasury Note	18	Jun-2022	2,272	2,212	(60)
U.S. Ultra Long Treasury Bond	44	Jun-2022	8,106	7,794	(312)
			46,894	48,252	(218)
Short Contracts
Euro-Bob	(35)	Jun-2022	$(5,097)	$(5,018)	$103
Euro-Bund	(78)	Jun-2022	(14,230)	(13,769)	526
Euro-Buxl	(40)	Jun-2022	(8,775)	(8,287)	528
U.S. Long Treasury Bond	(15)	Jun-2022	(2,319)	(2,251)	68
			(30,421)	(29,325)	1,225
			$16,473	$18,927	$1,007

A list of the open forward foreign currency contracts held by the Fund at March 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	04/06/22	EUR	1,036	USD	1,171	$19
Barclays PLC	04/05/22 - 06/15/22	EUR	622	USD	682	(11)
Barclays PLC	04/21/22	USD	1,087	TRY	16,725	40
Barclays PLC	04/21/22	USD	432	TRY	6,217	(13)
Barclays PLC	04/21/22	TRY	11,733	USD	835	44
Barclays PLC	04/21/22	TRY	25,223	USD	1,655	(45)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	06/15/22	USD	430	THB	14,228	$(1)
Barclays PLC	06/15/22	USD	1,882	IDR	27,056,400	1
Barclays PLC	06/15/22	ZAR	5,740	USD	380	(10)
Barclays PLC	06/15/22	USD	5,101	ZAR	77,891	181
Barclays PLC	06/15/22	USD	1,504	ZAR	22,080	(7)
Barclays PLC	06/15/22	CZK	15,280	USD	678	(12)
Barclays PLC	06/15/22	CNY	48,198	USD	7,576	11
Barclays PLC	09/21/22	EUR	318	RON	1,624	1
BNP Paribas	05/23/22	KRW	180,741	USD	151	2
BNP Paribas	05/31/22	USD	430	IDR	6,173,433	—
BNP Paribas	06/15/22	USD	296	ZAR	4,315	(3)
BNP Paribas	06/15/22	EUR	535	PLN	2,509	2
Citigroup	04/06/22	EUR	412	USD	463	4
Citigroup	04/05/22	EUR	1,426	USD	1,554	(33)
Citigroup	04/06/22 - 06/30/22	RON	24,448	EUR	4,854	(91)
Citigroup	04/08/22	EUR	964	PLN	4,517	11
Citigroup	04/11/22	USD	2,124	KRW	2,571,677	(3)
Citigroup	04/11/22	TWD	29,710	USD	1,047	10
Citigroup	04/11/22 - 06/10/22	THB	51,893	USD	1,564	2
Citigroup	04/14/22 - 06/15/22	USD	3,315	IDR	47,675,909	3
Citigroup	06/15/22	USD	1,146	IDR	16,442,920	(1)
Citigroup	04/14/22 - 05/31/22	IDR	1,432,612	USD	99	—
Citigroup	04/29/22 - 06/15/22	USD	10,775	SGD	14,627	35
Citigroup	05/24/22	ILS	722	USD	219	(7)
Citigroup	06/02/22	USD	656	BRL	3,389	44
Citigroup	06/15/22	USD	559	UAH	16,283	(33)
Citigroup	06/15/22	USD	895	CLP	730,356	23
Citigroup	06/15/22	USD	1,199	CNY	7,680	6
Citigroup	09/21/22	USD	472	EGP	9,079	11
Citigroup	06/15/22	USD	1,832	EGP	30,814	(154)
Citigroup	06/15/22	USD	4,424	ZAR	67,888	180
Citigroup	06/15/22	PLN	4,474	USD	1,032	(34)
Citigroup	06/15/22	PEN	4,909	USD	1,313	(2)
Citigroup	06/15/22	USD	9,917	PLN	44,770	753
Citigroup	06/15/22	PLN	12,465	EUR	2,617	(51)
Citigroup	06/15/22	USD	12,523	EUR	11,342	130
Citigroup	06/15/22	MXN	12,442	USD	617	1
Citigroup	06/15/22	MXN	3,440	USD	161	(9)
Citigroup	06/15/22	UAH	16,283	USD	437	(89)
Citigroup	06/15/22	ZAR	16,368	USD	1,092	(19)
Citigroup	06/15/22	USD	4,720	THB	156,911	5
Citigroup	06/15/22	USD	11,763	THB	389,348	(39)
Citigroup	06/15/22	CZK	35,440	USD	1,525	(76)
Citigroup	06/15/22	EGP	107,703	USD	6,620	756
Citigroup	06/15/22	HUF	1,457,683	USD	4,020	(355)
Citigroup	06/15/22	UGX	19,390,831	USD	5,245	(110)
Citigroup	06/15/22	COP	39,508,996	USD	10,323	(108)
Citigroup	06/30/22 - 09/21/22	EUR	1,653	RON	8,428	17
Citigroup	12/21/22	USD	2,232	GHS	18,595	109
Deutsche Bank	04/05/22	EUR	812	USD	895	(9)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	04/04/22 - 06/02/22	USD	22,647	BRL	117,810	$1,925
Goldman Sachs	06/02/22	BRL	1,528	USD	317	1
Goldman Sachs	04/04/22 - 06/02/22	BRL	69,773	USD	14,299	(355)
Goldman Sachs	04/05/22 - 06/15/22	EUR	1,600	USD	1,762	(22)
Goldman Sachs	04/05/22	USD	2,480	EUR	2,243	15
Goldman Sachs	04/06/22 - 07/28/22	EUR	2,678	RON	13,531	15
Goldman Sachs	06/30/22	EUR	207	RON	1,038	—
Goldman Sachs	04/14/22 - 06/15/22	USD	9,005	IDR	129,841,152	34
Goldman Sachs	06/15/22	USD	5,753	IDR	82,572,830	(7)
Goldman Sachs	04/18/22 - 04/28/22	USD	4,148	SGD	5,640	20
Goldman Sachs	04/20/22	USD	1,203	KZT	533,579	(68)
Goldman Sachs	04/21/22	USD	441	TRY	6,911	24
Goldman Sachs	04/21/22	TRY	23,950	USD	1,662	49
Goldman Sachs	06/15/22	TRY	75,929	USD	4,765	(145)
Goldman Sachs	05/23/22	CNY	1,252	USD	197	—
Goldman Sachs	05/24/22	USD	4,431	ILS	14,257	44
Goldman Sachs	06/15/22	USD	754	COP	2,856,651	—
Goldman Sachs	06/15/22	EUR	899	PLN	4,301	22
Goldman Sachs	06/15/22	USD	1,187	UAH	34,600	(70)
Goldman Sachs	06/15/22	USD	2,232	MXN	46,137	52
Goldman Sachs	06/15/22	EUR	2,892	CZK	72,042	28
Goldman Sachs	06/23/22	USD	848	THB	28,175	—
Goldman Sachs	06/15/22	USD	2,974	THB	98,557	(7)
Goldman Sachs	06/15/22	USD	5,057	HUF	1,764,240	238
Goldman Sachs	06/15/22	USD	7,238	ZAR	111,138	299
Goldman Sachs	06/15/22	ZAR	7,690	USD	495	(26)
Goldman Sachs	06/15/22	PLN	22,604	USD	5,251	(137)
Goldman Sachs	06/15/22	UAH	34,600	USD	812	(305)
Goldman Sachs	06/15/22	MXN	10,977	USD	543	—
Goldman Sachs	06/15/22	MXN	216,960	USD	10,544	(196)
Goldman Sachs	06/15/22	INR	50,970	USD	668	1
Goldman Sachs	06/15/22	INR	512,507	USD	6,642	(64)
Goldman Sachs	06/15/22	PHP	709,719	USD	13,470	(162)
Goldman Sachs	06/15/22	COP	4,742,940	USD	1,237	(15)
Goldman Sachs	09/21/22	USD	489	EGP	9,079	(7)
JPMorgan Chase Bank	04/01/22 - 05/23/22	RUB	141,935	USD	1,313	(389)
JPMorgan Chase Bank	04/04/22 - 06/13/22	USD	3,123	BRL	15,958	216
JPMorgan Chase Bank	06/02/22	USD	754	BRL	3,637	(2)
JPMorgan Chase Bank	04/04/22 - 06/13/22	BRL	50,719	USD	9,791	(696)
JPMorgan Chase Bank	04/05/22 - 05/04/22	USD	15,473	EUR	14,067	184
JPMorgan Chase Bank	04/05/22 - 04/28/22	USD	10,900	EUR	9,702	(103)
JPMorgan Chase Bank	04/28/22 - 05/04/22	EUR	12,389	USD	14,029	236
JPMorgan Chase Bank	04/05/22 - 04/19/22	EUR	15,353	USD	16,921	(164)
JPMorgan Chase Bank	04/06/22 - 06/30/22	EUR	5,898	RON	29,700	96
JPMorgan Chase Bank	04/08/22	EUR	1,184	HUF	468,278	101
JPMorgan Chase Bank	04/08/22 - 06/15/22	USD	2,899	IDR	41,576,372	(5)
JPMorgan Chase Bank	04/08/22	EUR	3,903	PLN	18,596	118
JPMorgan Chase Bank	04/20/22 - 04/26/22	IDR	177,809,013	USD	12,410	24
JPMorgan Chase Bank	04/08/22 - 04/28/22	IDR	150,490,521	USD	10,440	(41)
JPMorgan Chase Bank	04/11/22 - 04/18/22	USD	3,212	PHP	168,382	39
JPMorgan Chase Bank	04/28/22 - 07/05/22	USD	2,626	MYR	11,050	3

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	04/11/22	USD	1,267	MYR	5,305	$(5)
JPMorgan Chase Bank	04/11/22	PHP	85,083	USD	1,618	(25)
JPMorgan Chase Bank	04/12/22	PEN	261	USD	70	—
JPMorgan Chase Bank	04/13/22	USD	698	COP	2,638,679	5
JPMorgan Chase Bank	04/13/22	USD	815	TRY	12,282	17
JPMorgan Chase Bank	04/13/22	USD	916	TRY	13,470	(3)
JPMorgan Chase Bank	04/13/22 - 06/15/22	PEN	13,396	USD	3,579	(24)
JPMorgan Chase Bank	04/13/22	COP	1,810,520	USD	483	1
JPMorgan Chase Bank	04/13/22 - 06/15/22	COP	38,182,876	USD	9,964	(144)
JPMorgan Chase Bank	04/18/22 - 05/23/22	USD	795	RUB	84,000	203
JPMorgan Chase Bank	04/19/22	USD	1,195	HUF	415,857	63
JPMorgan Chase Bank	04/19/22 - 05/16/22	ZAR	346,917	USD	21,921	(1,773)
JPMorgan Chase Bank	04/20/22	KZT	535,522	USD	1,063	(76)
JPMorgan Chase Bank	04/21/22	USD	1,996	PHP	104,800	27
JPMorgan Chase Bank	04/21/22	TRY	8,859	USD	578	(19)
JPMorgan Chase Bank	04/26/22	USD	3,156	IDR	45,301,103	—
JPMorgan Chase Bank	04/28/22	JPY	205,713	USD	1,808	113
JPMorgan Chase Bank	05/04/22	USD	179	EUR	160	(1)
JPMorgan Chase Bank	05/11/22	USD	1,144	VND	26,217,787	1
JPMorgan Chase Bank	05/16/22	USD	282	ZAR	4,131	(1)
JPMorgan Chase Bank	05/16/22	USD	564	PLN	2,378	5
JPMorgan Chase Bank	05/16/22	PLN	660	USD	147	(10)
JPMorgan Chase Bank	05/16/22	USD	3,874	MXN	81,010	158
JPMorgan Chase Bank	05/16/22	USD	6,285	ZAR	97,456	350
JPMorgan Chase Bank	06/15/22	USD	701	RON	3,260	26
JPMorgan Chase Bank	05/16/22	USD	6,790	RON	30,003	(66)
JPMorgan Chase Bank	05/16/22	USD	1,680	CNY	10,753	11
JPMorgan Chase Bank	06/06/22 - 06/13/22	USD	12,086	CNY	76,832	(20)
JPMorgan Chase Bank	05/16/22	MXN	21,488	USD	1,071	1
JPMorgan Chase Bank	06/15/22	USD	9,250	PLN	42,153	797
JPMorgan Chase Bank	05/16/22	USD	18,472	PLN	74,929	(558)
JPMorgan Chase Bank	05/16/22 - 06/15/22	RON	46,648	USD	10,120	(318)
JPMorgan Chase Bank	06/06/22 - 06/13/22	CNY	11,262	USD	1,769	1
JPMorgan Chase Bank	05/16/22 - 06/15/22	CNY	35,534	USD	5,551	(27)
JPMorgan Chase Bank	05/16/22 - 06/15/22	ZAR	55,149	USD	3,765	22
JPMorgan Chase Bank	06/15/22	MXN	28,660	USD	1,421	3
JPMorgan Chase Bank	05/16/22 - 06/15/22	MXN	143,814	USD	6,936	(193)
JPMorgan Chase Bank	05/23/22	USD	3,269	BRL	17,470	355
JPMorgan Chase Bank	05/23/22	USD	11,343	KRW	13,596,172	(139)
JPMorgan Chase Bank	05/23/22	KRW	283,096	USD	233	—
JPMorgan Chase Bank	05/24/22	ILS	60	USD	18	(1)
JPMorgan Chase Bank	06/13/22	BRL	3,512	USD	726	2
JPMorgan Chase Bank	06/02/22	BRL	27,430	USD	5,319	(353)
JPMorgan Chase Bank	06/13/22	USD	457	CNY	2,923	2
JPMorgan Chase Bank	06/13/22 - 06/15/22	USD	9,137	CZK	217,126	673
JPMorgan Chase Bank	06/13/22	CLP	43,560	USD	55	—
JPMorgan Chase Bank	06/13/22	CLP	4,351,605	USD	5,351	(115)
JPMorgan Chase Bank	06/14/22	USD	7,039	HUF	2,529,202	552
JPMorgan Chase Bank	06/15/22	EUR	325	CZK	8,030	1
JPMorgan Chase Bank	06/15/22	USD	1,319	THB	43,752	(2)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	06/15/22	USD	2,838	CLP	2,327,787	$85
JPMorgan Chase Bank	06/15/22	USD	5,490	SGD	7,459	23
JPMorgan Chase Bank	06/15/22	CZK	23,620	EUR	940	(18)
JPMorgan Chase Bank	06/15/22	PHP	33,630	USD	642	(4)
JPMorgan Chase Bank	06/21/22	USD	1,578	THB	52,548	5
JPMorgan Chase Bank	06/21/22	THB	53,731	USD	1,618	—
JPMorgan Chase Bank	06/30/22	RON	5,624	EUR	1,111	(12)
JPMorgan Chase Bank	09/21/22	USD	416	EGP	7,836	1
Merrill Lynch	06/15/22	USD	691	ZAR	10,550	24
Merrill Lynch	06/15/22	PLN	4,030	USD	869	(92)
Merrill Lynch	06/15/22	ZAR	7,340	USD	502	4
Merrill Lynch	06/15/22	USD	12,683	MXN	271,281	746
Merrill Lynch	06/15/22	RON	13,644	USD	2,945	(100)
Merrill Lynch	06/15/22	IDR	12,385,520	USD	862	—
Morgan Stanley	04/21/22	USD	508	TRY	7,860	22
Morgan Stanley	04/28/22 - 04/29/22	CNY	26,097	USD	4,082	(28)
Morgan Stanley	04/29/22	USD	688	IDR	9,982,980	7
Morgan Stanley	05/04/22	USD	4,855	EUR	4,350	(11)
Morgan Stanley	06/10/22 - 06/23/22	USD	3,568	THB	119,853	42
Morgan Stanley	06/15/22	USD	985	ZAR	14,516	(1)
Morgan Stanley	06/15/22	USD	2,133	MXN	44,285	59
Morgan Stanley	06/15/22	CZK	15,096	EUR	604	(9)
Morgan Stanley	06/15/22	CLP	121,895	USD	153	—
Standard Bank	04/05/22	USD	2,650	EUR	2,405	26
Standard Bank	05/04/22	USD	3,375	EUR	3,020	(12)
Standard Bank	04/05/22 - 05/04/22	EUR	24,180	USD	27,230	316
Standard Bank	04/05/22 - 05/04/22	EUR	2,738	USD	3,036	(13)
Standard Bank	06/15/22	USD	588	PLN	2,500	7
Standard Bank	06/15/22	USD	663	CZK	14,750	3
Standard Bank	06/15/22	USD	949	MXN	19,200	1
Standard Bank	06/15/22	USD	975	ZMW	17,780	(8)
Standard Bank	06/15/22	USD	1,275	CLP	1,042,588	34
Standard Bank	06/15/22	USD	2,791	MYR	11,709	(7)
Standard Bank	06/15/22	USD	1,477	THB	49,277	7
Standard Bank	06/15/22	USD	1,602	THB	53,200	—
Standard Bank	06/15/22	TRY	7,890	USD	507	(3)
Standard Bank	06/15/22	USD	11,868	SGD	16,106	36
Standard Bank	06/15/22	INR	94,449	USD	1,237	1
Standard Bank	06/15/22	INR	468,921	USD	6,132	(4)
Standard Chartered	04/11/22 - 06/10/22	USD	2,697	THB	90,842	36
Standard Chartered	04/11/22	THB	14,472	USD	433	(2)
Standard Chartered	04/11/22	TWD	28,379	USD	1,001	10
Standard Chartered	04/11/22	KRW	2,517,945	USD	2,042	(35)
Standard Chartered	04/14/22 - 05/31/22	USD	2,405	IDR	34,789,782	17
Standard Chartered	04/14/22	IDR	8,901,307	USD	618	(2)
Standard Chartered	05/23/22	USD	415	CNY	2,638	—
Standard Chartered	05/23/22	CNY	24,962	USD	3,919	(6)
Standard Chartered	05/25/22	USD	215	MYR	906	—
Standard Chartered	05/25/22	USD	1,996	MYR	8,378	(3)
Standard Chartered	06/15/22	USD	325	CLP	257,759	(2)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	06/30/22	EUR	191	RON	974	$3
State Street	04/05/22	USD	1,028	EUR	916	(9)
State Street	04/29/22	USD	259	SGD	351	—
State Street	05/04/22	EUR	2,850	USD	3,148	(25)
State Street	06/15/22	USD	1,073	MXN	22,241	28
State Street	06/15/22	PLN	4,528	EUR	951	(18)
						$2,509

A list of the open OTC swap agreements held by the Fund at March 31, 2022, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	1-DAY-CLP - CLICP	3.430%	Semi-Annually	05/10/2022	CLP	420,527	$2	$–	$2
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	(25)	–	(25)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	292	–	292
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	344	–	344
JPMorgan Chase	2.48%	3-MONTH MYR - KLIBOR	Quarterly	10/27/2023	MYR	26,000	4	–	4
Goldman Sachs	7.235%	6-MONTH CLP - CLICP	Semi-Annually	02/18/2024	CLP	4,520,800	11	–	11
Goldman Sachs	7.205%	6-MONTH CLP - CLICP	Semi-Annually	02/22/2024	CLP	4,520,800	(32)	–	(32)
Goldman Sachs	7.5%	6-MONTH CLP - CLICP	Semi-Annually	03/10/2024	CLP	2,341,775	30	–	30
Goldman Sachs	7.62%	6-MONTH CLP - CLICP	Semi-Annually	03/11/2024	CLP	2,341,775	37	–	37
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	(70)	–	(70)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(60)	–	(60)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(179)	–	(179)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(162)	–	(162)
Goldman Sachs	2.158%	6-MONTH CZK - PRIBOR	Annually	08/30/2026	CZK	66,603	(251)	–	(251)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(97)	–	(97)
Goldman Sachs	5.87%	6-MONTH INR - MIBOR	Semi-Annually	02/04/2027	INR	504,948	(26)	–	(26)
Goldman Sachs	5.9171%	6-MONTH INR - MIBOR	Semi-Annually	02/07/2027	INR	589,752	(45)	–	(45)
Citibank	2.4251%	7-DAY CHINA FIXING REPO RATES	Quarterly	03/16/2027	CNY	99,100	5	–	5
JPMorgan Chase	1.9769%	3-MONTH ILS - TELBOR	Quarterly	03/30/2027	ILS	16,071	60	–	60
JPMorgan Chase	1.95%	3-MONTH ILS - TELBOR	Quarterly	03/31/2027	ILS	9,462	38	–	38
JPMorgan Chase	1.9075%	3-MONTH ILS - TELBOR	Quarterly	04/01/2027	ILS	4,865	22	–	22
							$(102)	$–	$(102)

A list of the open centrally cleared swap agreements held by the Fund at March 31, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	$–	$–	$–
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	3,591	(94)	–	(94)
28-DAY MXN - TIIE	6.45%	Monthly	04/01/2025	MXN	27,064	(75)	–	(75)
1-DAY-CLP - CLICP	1.36%	Semi-Annually	06/17/2025	CLP	1,931,133	(371)	–	(371)
1-DAY-CLP - CLICP	1.16%	Semi-Annually	06/23/2025	CLP	2,335,691	(468)	–	(468)
1-DAY-CLP - CLICP	.26%	Semi-Annually	03/16/2026	CLP	1,623,158	(302)	–	(302)
28-DAY MXN - TIIE	.815%	Monthly	04/06/2026	MXN	27,590	(121)	–	(121)
5.145%	1-DAY FBIL - MIBOR	Semi-Annually	08/27/2026	INR	200,000	67	–	67
5.148%	1-DAY FBIL - MIBOR	Semi-Annually	09/02/2026	INR	200,000	67	–	67

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.33%	6-MONTH CZK - PRIBOR	Semi-Annually	11/25/2026	CZK	62,485	$(134)	$–	$(134)
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	(9)	–	(9)
2.23%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	4,507	48	–	48
10.29%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	2,660	21	–	21
6.395%	1-DAY COP - COLUMBIA IBR	Quarterly	01/06/2027	COP	752,360	13	–	13
.03%	6-MONTH CZK - PRIBOR	Semi-Annually	01/10/2027	CZK	55,579	(7)	–	(7)
5.1%	6-MONTH HUF - BUBOR	Semi-Annually	01/11/2027	HUF	839,296	137	–	137
.355%	7-DAY CHINA FIXING REPO RATES	Quarterly	01/18/2027	CNY	15,800	(8)	–	(8)
.14%	1-DAY COP - COLUMBIA IBR	Quarterly	01/31/2027	COP	10,885,264	103	–	103
3.66%	6-MONTH CZK - PRIBOR	Semi-Annually	02/10/2027	CZK	24,382	38	–	38
.745%	6-MONTH CZK - PRIBOR	Semi-Annually	02/11/2027	CZK	24,382	33	–	33
.39%	6-MONTH PLN - WIBOR	Semi-Annually	03/28/2027	PLN	2,812	(5)	–	(5)
.365%	6-MONTH PLN - WIBOR	Semi-Annually	03/29/2027	PLN	10,367	45	–	45
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	(13)	–	(13)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	151	–	151
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	17,915	69	–	69
.33%	1-DAY-CLP - CLICP	Semi-Annually	06/05/2030	CLP	830,041	197	–	197
1-DAY-CLP - CLICP	.145%	Semi-Annually	08/24/2030	CLP	444,725	(146)	–	(146)
3.305%	6-MONTH HUF - BUBOR	Annually	10/04/2031	HUF	424,147	(244)	–	(244)
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	15,930	(43)	–	(43)
7.375%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	19,827	(51)	–	(51)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	(88)	–	(88)
1.135%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	20,170	(25)	–	(25)
1-DAY BRL - CETIP	.65%	Annually	01/02/2025	BRL	12,389	(394)	–	(394)
7.7325%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	10,902	(218)	–	(218)
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	(1)	–	(1)
1-DAY BRL - CETIP	.43%	Annually	01/02/2023	BRL	12,558	157	–	157
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	(136)	–	(136)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	(46)	–	(46)
1-DAY BRL - CETIP	5.655%	Annually	01/02/2023	BRL	2,705	(31)	–	(31)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	(16)	–	(16)
1-DAY BRL - CETIP	.77%	Annually	01/02/2023	BRL	6,361	(61)	–	(61)
1-DAY BRL - CETIP	.23%	Annually	01/02/2023	BRL	5,579	(58)	–	(58)
2%	28-DAY MXN - TIIE	Monthly	01/27/2023	MXN	102,359	33	–	33
28-DAY MXN - TIIE	.55%	Monthly	04/13/2023	MXN	52,615	(72)	–	(72)
6-MONTH CZK - PRIBOR	3.76%	Annually	11/22/2023	CZK	188,903	(213)	–	(213)
28-DAY MXN - TIIE	.01%	Monthly	11/22/2023	MXN	148,276	(277)	–	(277)
3.795%	6-MONTH CZK - PRIBOR	Annually	11/25/2023	CZK	178,343	(197)	–	(197)
.45%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	9,407	(150)	–	(150)
6-MONTH HUF - BUBOR	3.69%	Annually	11/11/2031	HUF	345,651	166	–	166
1-DAY BRL - CETIP	.76%	Annually	01/02/2024	BRL	8,953	(203)	–	(203)
1-DAY BRL - CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	(121)	–	(121)
1-DAY BRL - CETIP	.5%	Annually	01/02/2024	BRL	4,808	(98)	–	(98)
1-DAY BRL - CETIP	5.715%	Annually	01/02/2024	BRL	3,999	(89)	–	(89)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(541)	–	(541)
1-DAY BRL - CETIP	.99%	Annually	01/02/2024	BRL	6,670	(162)	–	(162)
.3%	6-MONTH HUF - BUBOR	Semi-Annually	01/11/2024	HUF	1,958,793	178	–	178
5.741%	1-DAY FBIL - MIBOR	Annually	01/20/2024	INR	930,000	31	–	31
28-DAY MXN - TIIE	.1525%	Monthly	02/22/2024	MXN	123,473	(210)	–	(210)
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	12,430	206	–	206
.61%	6-MONTH HUF - BUBOR	Annually	03/31/2024	HUF	2,064,374	14	–	14
.505%	6-MONTH HUF - BUBOR	Annually	04/04/2024	HUF	1,968,874	17	–	17
28-DAY MXN - TIIE	.47%	Monthly	06/19/2024	MXN	95,833	(136)	–	(136)
2.465%	6-MONTH CZK - PRIBOR	Annually	09/21/2024	CZK	89,830	(252)	–	(252)
1-DAY BRL - CETIP	.77%	Annually	01/02/2025	BRL	4,102	(109)	–	(109)
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	18,819	(437)	–	(437)

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Emerging Markets Debt Fund (Concluded)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	40	–	40
						$(4,601)	$–	$(4,601)

Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.37.V1	Buy	1.00%	Quarterly	06/20/2027	13,921	$818	$893	$(75)
						$818	$893	$(75)

Percentages are based on Net Assets of $1,444,332 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2022.
†	Investment in Affiliated Security (see Note 5).
(A)	Certain securities or partial positions of certain securities are on loan at March 31, 2022 (see Note 9). The total market value of securities on loan at March 31, 2022 was $115,613 ($ Thousands).
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2022, the value of these securities amounted to $214,703 ($ Thousands), representing 14.9% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(E)	Zero coupon security.
(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.
(I)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2022 was $123,869 ($ Thousands).

BRL — Brazilian Real
BUBOR— Budapest Interbank Offered Rate
CETIP— Central of Custody and Financial Settlement of Securities
CLICP — Sinacofi Chile Interbank Rate Avg
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DAC — Designated Activity Company
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
FBIL — Financial Benchmarks India Ltd
GHS — Ghanaian Cedi
HUF — Hungarian Forint
IBR — Indicador Bancario de Referencia
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
JSC — Joint-Stock Company

KLIBOR — Kuala Lumpur Interbank Offer Rate
KRW — Korean Won
KZT - Kazakhstani Tenge
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
L.P. — Limited Partnership
Ltd. — Limited
MIBOR — Mumbai InterBank Overnight Rate
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
OTC — Over The Counter
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
PLN — Polish Zloty
PRIBOR— Prague Interbank Offered Rate
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
Ser — Series
SGD — Singapore Dollar
SOFR — Secured Overnight Financing Rate
TELBOR — Tel Aviv Inter-Bank Offered Rate
THB — Thai Baht
TIIE — Interbank Equilibrium Interest Rate
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
ULC — Unlimited Liability Company
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
WIBOR— Warsaw Interbank Offered Rate
ZAR — South African Rand
ZMW — Zambian Kwacha

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

The following is a list of the level of inputs used as of March 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,338,730	–	1,338,730
U.S. Treasury Obligations	–	8,714	–	8,714
Affiliated Partnership	–	123,869	–	123,869
Total Investments in Securities	–	1,471,313	–	1,471,313

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,516	–	–	1,516
Unrealized Depreciation	(509)	–	–	(509)
Forwards Contracts*
Unrealized Appreciation	–	11,117	–	11,117
Unrealized Depreciation	–	(8,608)	–	(8,608)
OTC Swaps

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Interest Rate Swaps*
Unrealized Appreciation	–	845	–	845
Unrealized Depreciation	–	(947)	–	(947)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,831	–	1,831
Unrealized Depreciation	–	(6,432)	–	(6,432)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(75)	–	(75)
Total Other Financial Instruments	1,007	(2,269)	–	(1,262)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2022 ($ Thousands):

Security Description	Value 9/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 3/31/2022	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$51,021	$183,568	$(110,721)	$—	$1	$123,869	123,852,168	$107	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

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STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

March 31, 2022

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund	Emerging Markets Debt Fund
Assets:
Investments, at value †	$4,185,877	*	$1,700,475	*	$539,157	$1,347,444	*
Affiliated investments, at value ††	292,866		79,678		–	123,869
Cash	89,785		15,125		13,179	88,884
Cash pledged as collateral for futures contracts	8,039		2,834		199	4,098
Cash pledged as collateral for swap contracts	–		–		739	–
Foreign currency, at value †††	4,664		6,139		1,476	5,807
Receivable for fund shares sold	7,795		2,580		282	1,780
Receivable for investment securities sold	7,790		4,276		4,189	5,520
Dividends and interest receivable	15,476		5,791		3,528	20,634
Unrealized gain on forward foreign currency contracts	–		–		10,835	11,117
Unrealized gain on foreign spot currency contracts	50		1		70	72
Swap contracts, at value ††††	–		–		135	845
Foreign tax reclaim receivable	17,497		105		–	–
Receivable for variation margin	1		–		575	283
Prepaid expenses	63		26		5	21
Total Assets	4,629,903		1,817,030		574,369	1,610,374
Liabilities:
Payable upon return on securities loaned	205,002		39,487		–	123,863
Payable for investment securities purchased	26,283		6,338		11,529	29,262
Payable for fund shares redeemed	2,139		731		261	740
Swap contracts, at value ††††	–		–		–	947
Payable for variation margin	799		648		371	519
Administration fees payable	1,077		638		110	489
Unrealized loss on foreign currency spot contracts	–		–		37	89
Unrealized loss on forward foreign currency contracts	–		–		7,075	8,608
Trustees fees payable	1		–		–	–
Chief compliance officer fees payable	–		–		1	1
Administrative servicing fees payable	4		–		–	–
Shareholder servicing fees payable	429		332		109	271
Investment advisory fees payable	1,809		1,375		108	724
Accrued expense payable	908		864		194	529
Accrued foreign capital gains tax on appreciated securities	–		3,471		–	–
Total Liabilities	238,451		53,884		19,795	166,042
Net Assets	$4,391,452		$1,763,146		$554,574	$1,444,332
† Cost of investments	$3,829,867		$1,467,028		$570,363	$1,541,200
†† Cost of affiliated investments	292,850		79,673		–	123,867
††† Cost of foreign currency	4,625		6,169		1,467	6,090
†††† Cost (premiums received)	–		–		–	–
* Includes market value of securities on loan	194,135		32,812		–	115,613

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands) (Concluded)

March 31, 2022

	International Equity Fund		Emerging Markets Equity Fund		International Fixed Income Fund		Emerging Markets Debt Fund
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$4,069,234		$1,604,537		$589,015		$1,717,654
Total distributable earnings/(loss)	322,218		158,609		(34,441)		(273,322)
Net Assets	$4,391,452		$1,763,146		$554,574		$1,444,332
Net Asset Value, Offering and Redemption Price Per Share — Class F	$11.20		$11.82		$9.75		$8.86
	($4,013,606,358 ÷ 358,389,268 shares	)	($1,617,844,807 ÷ 136,867,221 shares	)	($476,492,910 ÷ 48,854,121 shares	)	($1,343,546,894 ÷ 151,623,844 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$11.23		N/A		N/A		N/A
	($1,013,817 ÷ 90,261 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$11.19		$11.82		$9.78		$8.82
	($376,831,545 ÷ 33,669,327 shares	)	($145,301,181 ÷ 12,290,541 shares	)	($78,081,086 ÷ 7,982,799 shares	)	($100,785,451 ÷ 11,430,427 shares	)

N/A — Not applicable. Share classes currently not offered.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended March 31, 2022

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Investment Income:
Dividends	$65,166	$26,579	$–	$–
Income from affiliated investments(1)	4	2	–	–
Interest Income	7	3	3,949	42,407
Security lending income — net(2)(3)	729	122	–	107
Less: foreign taxes withheld	(5,129)	(4,526)	(40)	(1,255)
Total Investment Income	60,777	22,180	3,909	41,259
Expenses:
Investment advisory fees	11,520	9,894	844	6,327
Administration fees	6,556	4,085	1,266	3,343
Shareholder servicing fees — Class F	5,214	2,166	607	1,731
Shareholder servicing fees — Class I	2	–	–	–
Administrative servicing fees — Class I	2	–	–	–
Printing fees	274	112	32	92
Custodian/wire agent fees	267	433	63	234
Professional fees	118	49	13	38
Registration fees	61	27	7	19
Trustees' fees	48	20	5	16
Chief compliance officer fees	4	2	1	4
Other expenses	131	70	80	115
Total Expenses	24,197	16,858	2,918	11,919
Less:
Waiver of investment advisory fees	–	(942)	(124)	(1,711)
Waiver of administration fees	–	–	(13)	(182)
Waiver of shareholder servicing fees — Class F	(42)	–	–	–
Net Expenses	24,155	15,916	2,781	10,026
Net Investment Income	36,622	6,264	1,128	31,233
Net Realized Gain (Loss) on:
Investments	27,749	(37,835)	(269)	(23,415)
Affiliated investments	(1)	(2)	–	–
Futures contracts	(4,178)	(3,446)	4,049	(1,037)
Swap contracts	–	–	43	(5,297)
Foreign currency transactions	(2,279)	(731)	(2,872)	(15,224)
Forward foreign currency contracts	77	82	15,644	(7,068)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(306,255)	(138,403)	(36,679)	(145,246)
Affiliated investments	3	3	–	1
Futures contracts	2,968	2,594	(601)	938
Swap contracts	–	–	(71)	(2,149)
Foreign capital gains tax on appreciated securities	–	3,441	–	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(151)	85	(43)	(18)
Forward foreign currency contracts	–	–	(3,002)	4,738
Net Decrease in Net Assets Resulting from Operations	$(245,445)	$(167,948)	$(22,673)	$(162,544)

(1) See Note 5 in the Notes to Financial Statements for additional information.

(2) Income is from the investment of collateral in an affiliated security.

(3) See Note 9 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended March 31, 2022 (Unaudited) and the year ended September 30, 2021

	International Equity Fund		Emerging Markets Equity Fund
	2022	2021	2022	2021
Operations:
Net investment income	$36,622	$55,096	$6,264	$14,850
Net realized gain (loss) on investments and futures contracts	23,570	557,784	(41,283)	293,343
Net realized loss on forward foreign currency contracts and foreign currency transactions	(2,202)	(2,233)	(649)	(260)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(303,284)	387,414	(135,806)	6,208
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(151)	(489)	85	(71)
Net change in unrealized appreciation (depreciation) on foreign capital tax gains on appreciated securities	—	—	3,441	(4,277)
Net Increase (Decrease) in Net Assets Resulting from Operations	(245,445)	997,572	(167,948)	309,793
Distributions:
Class F	(554,286)	(39,497)	(155,826)	(9,485)
Class I	(205)	(11)	N/A	N/A
Class Y	(52,585)	(4,488)	(13,926)	(1,168)
Total Dividends	(607,076)	(43,996)	(169,752)	(10,653)
Capital Share Transactions:
Class F:
Proceeds from shares issued	352,193	531,002	165,594	306,949
Reinvestment of dividends & distributions	509,776	36,357	142,940	8,760
Cost of shares redeemed	(311,658)	(764,767)	(166,887)	(346,741)
Net Increase (Decrease) from Class F Transactions	550,311	(197,408)	141,647	(31,032)
Class I:
Proceeds from shares issued	71	114	N/A	N/A
Reinvestment of dividends & distributions	134	7	N/A	N/A
Cost of shares redeemed	(524)	(195)	N/A	N/A
Net Decrease from Class I Transactions	(319)	(74)	N/A	N/A
Class Y:
Proceeds from shares issued	31,598	43,805	15,895	25,446
Reinvestment of dividends & distributions	48,762	4,147	13,081	1,082
Cost of shares redeemed	(24,804)	(65,413)	(10,059)	(31,587)
Net Increase (Decrease) from Class Y Transactions	55,556	(17,461)	18,917	(5,059)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	605,548	(214,943)	160,564	(36,091)
Net Increase (Decrease) in Net Assets	(246,973)	738,633	(177,136)	263,049
Net Assets:
Beginning of Period	4,638,425	3,899,792	1,940,282	1,677,233
End of Period	$4,391,452	$4,638,425	$1,763,146	$1,940,282
Capital Share Transactions:
Class F:
Shares issued	28,939	40,400	12,864	20,901
Reinvestment of distributions	42,320	2,874	11,093	620
Shares redeemed	(25,596)	(59,276)	(12,667)	(23,885)
Total Class F Transactions	45,663	(16,002)	11,290	(2,364)
Class I:
Shares issued	5	9	N/A	N/A
Reinvestment of distributions	11	1	N/A	N/A
Shares redeemed	(45)	(15)	N/A	N/A
Total Class I Transactions	(29)	(5)	N/A	N/A
Class Y:
Shares issued	2,647	3,311	1,252	1,723
Reinvestment of distributions	4,046	328	1,014	77
Shares redeemed	(2,041)	(5,021)	(771)	(2,163)
Total Class Y Transactions	4,652	(1,382)	1,495	(363)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,286	(17,389)	12,785	(2,727)

N/A — Not applicable. Share classes currently not offered.
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

	International Fixed Income Fund		Emerging Markets Debt Fund
	2022	2021	2022	2021
Operations:
Net investment income	$1,128	$1,885	$31,233	$59,764
Net realized gain (loss) on investments, futures contracts and swap contracts	3,823	7,160	(29,749)	22,487
Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions	12,772	5,848	(22,292)	(6,505)
Net change in unrealized depreciation on investments, futures contracts, option contracts and swap contracts	(37,351)	(21,811)	(146,456)	(9,095)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(3,045)	2,651	4,720	3,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,673)	(4,267)	(162,544)	70,567
Distributions:
Class F	(10,083)	(129)	(22,758)	(27,983)
Class Y	(1,763)	(20)	(2,051)	(2,564)
Total Dividends	(11,846)	(149)	(24,809)	(30,547)
Capital Share Transactions:
Class F:
Proceeds from shares issued	55,240	119,835	169,327	234,390
Reinvestment of dividends & distributions	9,344	119	20,408	25,224
Cost of shares redeemed	(43,570)	(76,680)	(105,798)	(238,050)
Net Increase from Class F Transactions	21,014	43,274	83,937	21,564
Class Y:
Proceeds from shares issued	8,651	18,226	12,039	18,734
Reinvestment of dividends & distributions	1,627	18	1,913	2,391
Cost of shares redeemed	(3,758)	(10,071)	(7,345)	(15,003)
Net Increase from Class Y Transactions	6,520	8,173	6,607	6,122
Net Increase in Net Assets Derived from Capital Share Transactions	27,534	51,447	90,544	27,686
Net Increase (Decrease) in Net Assets	(6,985)	47,031	(96,809)	67,706
Net Assets:
Beginning of Period	561,559	514,528	1,541,141	1,473,435
End of Period	$554,574	$561,559	$1,444,332	$1,541,141
Capital Share Transactions:
Class F:
Shares issued	5,447	11,494	18,171	22,842
Reinvestment of distributions	915	11	2,083	2,489
Shares redeemed	(4,314)	(7,341)	(11,085)	(23,157)
Total Class F Transactions	2,048	4,164	9,169	2,174
Class Y:
Shares issued	852	1,742	1,307	1,830
Reinvestment of distributions	159	2	196	237
Shares redeemed	(368)	(962)	(777)	(1,463)
Total Class Y Transactions	643	782	726	604
Net Increase in Shares Outstanding from Share Transactions	2,691	4,946	9,895	2,778

Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2022 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
Class F(2)
2022@	$13.57	$0.10	$(0.73)	$(0.63)	$(0.23)	$(1.51)	$(1.74)	$11.20	(5.36)%	$4,013,606	1.08%		1.08%	1.58%	46%
2021	10.86	0.16	2.67	2.83	(0.12)	—	(0.12)	13.57	26.18	4,242,911	1.08		1.08	1.19	105
2020	10.68	0.10	0.28	0.38	(0.20)	—	(0.20)	10.86	3.44	3,568,373	1.11		1.11	0.94	102
2019	11.38	0.20	(0.75)	(0.55)	(0.15)	—	(0.15)	10.68	(4.63)	3,686,195	1.10		1.10	1.92	73
2018	11.29	0.16	0.08	0.24	(0.15)	—	(0.15)	11.38	2.11	4,024,987	1.09		1.09	1.35	40
2017	9.58	0.13	1.69	1.82	(0.11)	—	(0.11)	11.29	19.23	3,795,858	1.15	(3)	1.15	1.27	57
Class I
2022@	$13.59	$0.07	$(0.66)	$(0.59)	$(0.26)	$(1.51)	$(1.77)	$11.23	(5.51)%	$1,014	1.33%		1.33%	1.16%	46%
2021	10.87	0.12	2.69	2.81	(0.09)	—	(0.09)	13.59	25.91	1,611	1.33		1.33	0.93	105
2020	10.68	0.07	0.28	0.35	(0.16)	—	(0.16)	10.87	3.19	1,350	1.36		1.36	0.63	102
2019	11.37	0.17	(0.74)	(0.57)	(0.12)	—	(0.12)	10.68	(4.90)	1,932	1.35		1.35	1.61	73
2018	11.27	0.12	0.09	0.21	(0.11)	—	(0.11)	11.37	1.86	2,662	1.34		1.34	1.06	40
2017	9.55	0.10	1.70	1.80	(0.08)	—	(0.08)	11.27	19.00	2,954	1.40	(4)	1.40	0.96	57
Class Y
2022@	$13.58	$0.11	$(0.79)	$(0.68)	$(0.20)	$(1.51)	$(1.71)	$11.19	(5.29)%	$376,832	0.83%		0.83%	1.84%	46%
2021	10.86	0.19	2.68	2.87	(0.15)	—	(0.15)	13.58	26.55	393,903	0.83		0.83	1.44	105
2020	10.68	0.12	0.29	0.41	(0.23)	—	(0.23)	10.86	3.68	330,069	0.86		0.86	1.16	102
2019	11.39	0.23	(0.76)	(0.53)	(0.18)	—	(0.18)	10.68	(4.43)	370,462	0.85		0.85	2.24	73
2018	11.31	0.18	0.09	0.27	(0.19)	—	(0.19)	11.39	2.40	344,977	0.84		0.84	1.60	40
2017	9.59	0.16	1.69	1.85	(0.13)	—	(0.13)	11.31	19.59	319,689	0.90	(5)	0.90	1.53	57
Emerging Markets Equity Fund
Class F(2)
2022@	$14.23	$0.04	$(1.22)	$(1.18)	$(0.15)	$(1.08)	$(1.23)	$11.82	(8.91)%	$1,617,845	1.71%		1.81%	0.64%	41%
2021	12.06	0.11	2.14	2.25	(0.08)	—	(0.08)	14.23	18.63	1,786,493	1.70		1.80	0.73	100
2020	11.21	0.05	0.93	0.98	(0.13)	—	(0.13)	12.06	8.75	1,542,551	1.71		1.81	0.43	90
2019	11.47	0.10	(0.29)	(0.19)	(0.07)	—	(0.07)	11.21	(1.64)	1,564,523	1.70		1.81	0.92	89
2018	12.32	0.08	(0.77)	(0.69)	(0.16)	—	(0.16)	11.47	(5.71)	1,668,960	1.69		1.80	0.61	70
2017	10.09	0.07	2.24	2.31	(0.08)	—	(0.08)	12.32	23.10	1,821,009	1.74	(6)	1.82	0.65	66
Class Y
2022@	$14.25	$0.06	$(1.23)	$(1.17)	$(0.18)	$(1.08)	$(1.26)	$11.82	(8.81)%	$145,301	1.46%		1.56%	0.89%	41%
2021	12.07	0.14	2.15	2.29	(0.11)	—	(0.11)	14.25	18.96	153,789	1.45		1.55	0.98	100
2020	11.22	0.08	0.93	1.01	(0.16)	—	(0.16)	12.07	8.99	134,682	1.46		1.56	0.66	90
2019	11.49	0.14	(0.31)	(0.17)	(0.10)	—	(0.10)	11.22	(1.44)	145,600	1.45		1.56	1.25	89
2018	12.35	0.11	(0.76)	(0.65)	(0.21)	—	(0.21)	11.49	(5.46)	125,594	1.44		1.55	0.89	70
2017	10.11	0.10	2.24	2.34	(0.10)	—	(0.10)	12.35	23.46	125,400	1.49	(7)	1.57	0.93	66

@	For the six-month period ended March 31, 2022. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
(1)	Per share net investment income calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.15%.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.40%.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 0.90%.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.74%.
(7)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.49%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

FINANCIAL HIGHLIGHTS

For the six months ended March 31, 2022 (Unaudited) and the years ended September 30

For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
Class F(2)
2022@	$10.37	$0.02	$(0.43)	$(0.41)	$(0.08)	$(0.13)	$(0.21)	$9.75	(4.05)%	$476,493	1.02%		1.07%	0.37%	23%
2021	10.46	0.03	(0.12)	(0.09)	—	— ^	—	10.37	(0.83)	485,178	1.02		1.07	0.32	65
2020	10.73	0.03	0.04	0.07	(0.26)	(0.08)	(0.34)	10.46	0.73	445,864	1.02		1.08	0.29	64
2019	10.27	0.04	0.88	0.92	(0.40)	(0.06)	(0.46)	10.73	9.28	452,150	1.02		1.07	0.42	58
2018	10.13	0.07	0.07	0.14	—	—	—	10.27	1.38	438,908	1.02		1.07	0.66	71
2017	10.51	0.07	(0.18)	(0.11)	(0.17)	(0.10)	(0.27)	10.13	(1.03)	415,582	1.02	(3)	1.08	0.66	113
Class Y
2022@	$10.41	$0.03	$(0.43)	$(0.40)	$(0.10)	$(0.13)	$(0.23)	$9.78	(3.90)%	$78,081	0.77%		0.82%	0.62%	23%
2021	10.47	0.06	(0.12)	(0.06)	—	— ^	—	10.41	(0.54)	76,381	0.77		0.82	0.57	65
2020	10.75	0.06	0.03	0.09	(0.29)	(0.08)	(0.37)	10.47	0.88	68,664	0.77		0.83	0.54	64
2019	10.29	0.07	0.88	0.95	(0.43)	(0.06)	(0.49)	10.75	9.54	69,681	0.77		0.82	0.66	58
2018	10.12	0.09	0.08	0.17	—	—	—	10.29	1.68	43,003	0.77		0.82	0.91	71
2017	10.50	0.09	(0.17)	(0.08)	(0.20)	(0.10)	(0.30)	10.12	(0.76)	37,982	0.77	(4)	0.83	0.94	113
Emerging Markets Debt Fund
Class F(2)
2022@	$10.06	$0.20	$(1.24)	$(1.04)	$(0.16)	$—	$(0.16)	$8.86	(10.50)%	$1,343,547	1.36%		1.62%	4.18%	40%
2021	9.80	0.40	0.06	0.46	(0.20)	—	(0.20)	10.06	4.71	1,433,739	1.36		1.61	3.87	91
2020	9.93	0.40	(0.45)	(0.05)	(0.08)	—	(0.08)	9.80	(0.53)	1,374,566	1.36		1.61	4.07	95
2019	9.30	0.47	0.32	0.79	(0.16)	—	(0.16)	9.93	8.51	1,483,467	1.36		1.62	4.93	114
2018	10.55	0.51	(1.19)	(0.68)	(0.57)	—	(0.57)	9.30	(6.81)	1,451,128	1.36		1.61	5.08	80
2017	10.08	0.51	0.17	0.68	(0.21)	—	(0.21)	10.55	6.93	1,458,611	1.36	(5)	1.63	5.06	79
Class Y
2022@	$10.03	$0.21	$(1.23)	$(1.02)	$(0.19)	$—	$(0.19)	$8.82	(10.35)%	$100,785	1.11%		1.37%	4.43%	40%
2021	9.79	0.42	0.07	0.49	(0.25)	—	(0.25)	10.03	4.98	107,402	1.11		1.36	4.12	91
2020	9.92	0.42	(0.45)	(0.03)	(0.10)	—	(0.10)	9.79	(0.33)	98,869	1.11		1.36	4.33	95
2019	9.28	0.50	0.32	0.82	(0.18)	—	(0.18)	9.92	8.84	111,948	1.11		1.37	5.18	114
2018	10.57	0.53	(1.18)	(0.65)	(0.64)	—	(0.64)	9.28	(6.57)	113,872	1.11		1.36	5.34	80
2017	10.12	0.53	0.17	0.70	(0.25)	—	(0.25)	10.57	7.18	108,361	1.11	(6)	1.38	5.31	79

@	For the six-month period ended March 31, 2022. All ratios for the period have been annualized.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 5 in Notes to Financial Statements
**	See Note 5 in Notes to Financial Statements.
^	Amount represents less than $0.005.
(1)	Per share net investment income calculated using average shares.
(2)	Effective January 31, 2017, Class A Shares converted to Class F Shares of the same Fund.
(3)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.02%.
(4)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 0.77%.
(5)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.36%.
(6)	The expense ratio includes overdraft fees. Had this expense been excluded the ratio would have been 1.11%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1. ORGANIZATION

SEI Institutional International Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four funds: International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Emerging Markets Debt Fund (together the “Funds”) each of which are diversified Funds with the exception of the International Fixed Income Fund and the Emerging Markets Debt Fund. Each Fund’s prospectus provides a description of its investment goal, principal investment strategies and risks. The Trust is registered to offer Class F (formerly Class A) and Class Y shares of each of the Funds and Class I shares of the International Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents.

Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated committee. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not “readily available" are determined to be unreliable or cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund; or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval,” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair-valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the vendor. Additionally, if a local market in which the International Equity or Emerging Markets Equity Funds own securities is closed for one or more days (scheduled or unscheduled) while the Fund is open, and if such securities in a Fund’s portfolio exceed the predetermined confidence interval discussed above, then such Fund shall value such securities based on the fair value prices provided by the vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended March 31, 2022, there have been no significant changes to the inputs or the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which is not materially different from the effective interest method. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Classes —Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investment securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, speculative purposes or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2022, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. To the extent consistent with its investment objective and strategies, a Fund may utilize futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns and may also utilize futures contracts to efficiently assist in managing the Funds’ duration and yield curve exposure. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is held. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2022, if applicable.

Options/Swaptions Written/Purchased — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2022, if applicable.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit default swaps involve the periodic payment by a Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap.

However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR (London Interbank Offered Rate) or some other form of index on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or losses. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements, securities/cash may be set aside as collateral by the Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio; protect a Fund’s value from changes in interest rates; or expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Schedule of Investments or the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Counterparty risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of March 31, 2022, if applicable.

Delayed Delivery Transactions — A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed- and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in a Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds”, are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Dividends and Distributions to Shareholders — The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Participation Notes (P-Notes) — To the extent consistent with its investment objective and strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate. In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

4. DERIVATIVE CONTRACTS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the six months. For Funds that held derivatives throughout the six months with only one type of risk exposure, additional information can be found on the Schedules of Investments and the Statements of Operations. The fair value of derivative instruments as of period end was as follows ($ Thousand):

	Asset Derivatives			Liability Derivatives
	Six Months ended March 31, 2022			Six Months ended March 31, 2022
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$180	†	Net Assets — Unrealized depreciation on swaps contracts	$416	†
	Unrealized appreciation on swaps contracts	135	†	Unrealized depreciation on swaps contracts	—	†
	Net Assets — Unrealized appreciation on futures contracts	1,516	*	Net Assets — Unrealized depreciation on futures contracts	1,360	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	10,835		Unrealized loss on forward foreign currency contracts	7,075
Total derivatives not accounted for as hedging instruments		$12,666			$8,851

	Asset Derivatives			Liability Derivatives
	Six Months ended March 31, 2022			Six Months ended March 31, 2022
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Emerging Markets Debt Fund
Interest rate contracts	Net Assets — Unrealized appreciation on swaps contracts	$1,831	†	Net Assets — Unrealized depreciation on swaps contracts	$6,432	†
	Unrealized appreciation on swaps contracts	845	†	Unrealized depreciation on swaps contracts	947	†
	Net Assets — Unrealized appreciation on futures contracts	1,516	*	Net Assets — Unrealized depreciation on futures contracts	509	*
Credit contracts	Net Assets — Unrealized appreciation on swaps contracts	—	†	Net Assets — Unrealized depreciation on swaps contracts	75	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	11,117		Unrealized loss on forward foreign currency contracts	8,608
Total derivatives not accounted for as hedging instruments		$15,309			$16,571

*

Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†

Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for OTC swap contracts that have paid premiums. For centrally cleared swap contracts current days variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2022.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$1,604	$—	$43	$1,647
Foreign exchange contracts	2,445	15,644	—	18,089
Total	$4,049	$15,644	$43	$19,736

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$(1,037)	$—	$(5,348)	$(6,385)
Foreign exchange contracts	—	(7,068)	—	(7,068)
Credit Contracts	—	—	51	51
Total	$(1,037)	$(7,068)	$(5,297)	$(13,402)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
International Fixed Income Fund
Interest rate contracts	$(601)	$—	$(72)	$(673)
Foreign exchange contracts	—	(3,002)	—	(3,002)
Credit Contracts	—	—	1	1
Total	$(601)	$(3,002)	$(71)	$(3,674)

Derivatives Not Accounted for as Hedging Instruments	Futures	Forward Currency Contracts	Swaps	Total
Emerging Markets Debt Fund
Interest rate contracts	$938	$—	$(2,074)	$(1,136)
Foreign exchange contracts	—	4,738	—	4,738
Credit Contracts	—	—	(75)	(75)
Total	$938	$4,738	$(2,149)	$3,527

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements,

collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

The following is a summary of the market value and variation margin of exchange-traded or centrally cleared financial derivative instruments of the Funds as of March 31, 2022 ($ Thousands):

	Financial Derivatives Assets			Financial Derivatives Liabilities
	Variation Margin Asset			Variation Margin Liability
Fund	Futures	Swap Agreements	Total	Futures	Swap Agreements	Total
International Equity Fund	$1	$—	$1	$799	$—	$799
Emerging Markets Equity Fund	—	—	—	648	—	648
International Fixed Income Fund	565	10	575	360	11	371
Emerging Markets Debt Fund	113	170	283	398	121	519

Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2022 amounted to $8,039 ($ Thousands) for the International Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2022 amounted to $2,834 ($ Thousands) for the Emerging Markets Equity Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2022 amounted to $938 ($ Thousands) for the International Fixed Income Fund. Cash pledged as collateral for exchange-traded and centrally cleared derivative instruments as of March 31, 2022 amounted to $4,098 ($ Thousands) for the Emerging Markets Debt Fund.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master

Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received)/pledged as of March 31, 2022 ($ Thousands):

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Bank of America	$98	$—	$98	$61	$—	$61	$37	$—	$37
Barclays PLC	96	—	96	367	—	367	(271)	—	(271)
BNP Paribas	4,931	—	4,931	1,696	—	1,696	3,235	—	3,235
Brown Brothers Harriman	53	—	53	59	—	59	(6)	—	(6)
CIBC	2	—	2	216	—	216	(214)	—	(214)
Citigroup	624	—	624	754	—	754	(130)	—	(130)
Commonwealth Bank Of Australia	7	—	7	—	—	—	7	—	7
Credit Suisse First Boston	4	—	4	12	—	12	(8)	—	(8)
Deutsche Bank	—	135	135	—	—	—	135	—	135
Goldman Sachs	85	—	85	163	—	163	(78)	—	(78)
HSBC	82	—	82	381	—	381	(299)	—	(299)
JPMorgan Chase Bank	1,853	—	1,853	1,596	—	1,596	257	—	257

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

	Financial Derivative Assets			Financial Derivative Liabilities
International Fixed Income Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Merrill Lynch	$—	$—	$—	$2	$—	$2	$(2)	$—	$(2)
Montgomery/Bank of America	651	—	651	—	—	—	651	—	651
Morgan Stanley	349	—	349	614	—	614	(265)	—	(265)
RBC	—	—	—	2	—	2	(2)	—	(2)
Standard Chartered	51	—	51	63	—	63	(12)	—	(12)
State Street	43	—	43	22	—	22	21	—	21
TD Securities	515	—	515	119	—	119	396	—	396
UBS	1,391	—	1,391	948	—	948	443	—	443
Total Over the Counter	$10,835	$135	$10,970	$7,075	$—	$7,075

	Financial Derivative Assets			Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged*	Net Exposures^
Barclays PLC	$297	$—	$297	$99	$—	$99	$198	$—	$198
BNP Paribas	4	—	4	3	—	3	1	—	1
Citibank	—	5	5	—	—	—	5	—	5
Citigroup	2,100	—	2,100	1,214	—	1,214	886	—	886
Deutsche Bank	—	—	—	9	—	9	(9)	—	(9)
Goldman Sachs	2,767	714	3,481	1,586	785	2,371	1,110	—	1,110
JPMorgan Chase Bank	4,520	126	4,646	5,307	162	5,469	(823)	—	(823)
Merrill Lynch	774	—	774	192	—	192	582	—	582
Morgan Stanley	130	—	130	49	—	49	81	—	81
Standard Bank	431	—	431	47	—	47	384	—	384
Standard Chartered	66	—	66	50	—	50	16	—	16
State Street	28	—	28	52	—	52	(24)	—	(24)
Total Over the Counter	$11,117	$845	$11,962	$8,608	$947	$9,555

^ Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

* Excess collateral pledged is not shown for financial reporting purposes.

No securities have been pledged or have been received as collateral for OTC financial derivative instruments as governed by ISDA Master Agreements as of March 31, 2022.

The following table discloses the volume of the Funds’ futures contracts, forward foreign currency contracts and swap activity during the six months ended March 31, 2022 ($ Thousands):

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Futures Contracts:
Equity Contracts
Average Notional Balance Long	$94,031	$45,061	$–	$–
Ending Notional Balance Long	93,187	42,150	–	–
Interest Contracts
Average Notional Balance Long	–	–	71,646	56,323
Average Notional Balance Short	–	–	97,949	39,175
Ending Notional Balance Long	–	–	77,348	46,894
Ending Notional Balance Short	–	–	86,850	30,421
Currency Contracts
Average Notional Balance Short	–	–	33,666	–
Ending Notional Balance Short	–	–	33,369	–

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

	International Equity Fund	Emerging Markets Equity Fund	International Fixed Income Fund	Emerging Markets Debt Fund
Forward Foreign Currency Contracts:
Average Notional Balance Long	$–	$–	$862,716	$692,928
Average Notional Balance Short	–	–	860,509	689,956
Ending Notional Balance Long	–	–	1,157,931	750,495
Ending Notional Balance Short	–	–	1,154,135	748,008
Swaps:
Credit Contracts
Average Notional Balance Long	–	–	–	6,960
Ending Notional Balance Long	–	–	–	13,921
Interest Contracts
Average Notional Balance	–	–	22,227	235,267
Ending Notional Balance	–	–	25,288	248,186

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each fund.

SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of each fund.

SEI Investments Distribution Co. (the “Distributor”) is the distributor of the shares of the Funds. The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F (formerly Class A) and Class I Shares that allows such shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The International Equity Fund has also adopted an administrative services plan and agreement (the Administrative Service Plan) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Service Plan and Administrative Service Plan provide that shareholder service fees and administrative service fees, respectively, on Class F (formerly Class A) and Class I Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services and administrative services, as applicable, with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

The following is a summary of annual fees payable to the Adviser and Distributor and the contractual and voluntary expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Administrative Servicing Fee	Voluntary Expense Limitation
International Equity Fund
Class F	0.51%	0.25%	—	1.15%
Class I	0.51%	0.25%	0.25%	1.40%
Class Y	0.51%	—	—	0.90%

Emerging Markets Equity Fund*
Class F	1.05%	0.25%	—	N/A
Class Y	1.05%	—	—	N/A
International Fixed Income Fund
Class F	0.30%	0.25%	—	1.02%
Class Y	0.30%	—	—	0.77%
Emerging Markets Debt Fund
Class F	0.85%	0.25%	—	1.36%
Class Y	0.85%	—	—	1.11%

*	SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until January 31, 2023 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

N/A — Not applicable.

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
International Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Equity Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
International Fixed Income Fund	0.450%	0.370%	0.2900%	0.210%	0.130%
Emerging Markets Debt Fund	0.450%	0.370%	0.2900%	0.210%	0.130%

Investment Sub-Advisory Agreements — As of March 31, 2022, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

Investment Sub-Adviser

International Equity Fund

Acadian Asset Management LLC

Causeway Capital Management LLC

INTECH Investment Management LLC

JOHCM (USA) Inc.

Lazard Asset Management LLC

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

WCM Investment Management LLC

Emerging Markets Equity Fund

JOHCM (USA) Inc.

KBI Global Investors (North America) Ltd.

Neuberger Berman Investment Advisers LLC

Qtron Investments LLC

Robeco Institutional Asset Management US Inc.

RWC Asset Advisors (US) LLC

International Fixed Income Fund

AllianceBernstein L.P.

Colchester Global Investors Ltd.

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Ltd.

Marathon Asset Management, L.P.

Neuberger Berman Investment Advisers LLC

Ninety One UK Ltd.

Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each sub-adviser receives a fee, paid by SIMC.

Brokerage Commissions Paid to Affiliates — The Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

require that such commissions not exceed usual and customary commissions.

There were no such commissions for the six months ended March 31, 2022.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six months ended March 31, 2022 can be found on the Statement of Operations and Financial Highlights, if applicable.

Investment in Affiliated Securities — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund, L.P., also an affiliated fund.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, Adviser and/or the Distributor.

The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of and during the six months ended March 31, 2022, the Trust has not participated in the Program.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, during the six months ended March 31, 2022, were as follows:

	International Equity Fund ($ Thousands)	Emerging Markets Equity Fund ($ Thousands)	International Fixed Income Fund ($ Thousands)	Emerging Markets Debt Fund ($ Thousands)
Purchases
U.S. Government	$—	$—	$1,596	$—
Other	2,052,148	806,989	162,654	734,078
Sales
U.S. Government	—	—	9,920	—
Other	2,050,651	752,229	112,254	577,126

7. FEDERAL TAX INFORMATION:

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2022 (Unaudited)

The tax character of dividends and distributions declared during the last two years were as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
International Equity Fund	2021	$43,996	$—	$43,996
	2020	75,520	—	75,520
Emerging Markets Equity Fund	2021	10,653	—	10,653
	2020	20,681	—	20,681
International Fixed Income Fund	2021	—	149	149
	2020	16,125	746	16,871
Emerging Markets Debt Fund	2021	30,547	—	30,547
	2020	12,511	—	12,511

As of September 30, 2021, the components of Distributable Earnings (Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
International Equity Fund	$258,794	$315,458	$—	$—	$—	$600,485	$2	$1,174,739
Emerging Markets Equity Fund	15,702	144,053	—	—	—	336,556	(2)	496,309
International Fixed Income Fund	469	4,994	—	—	—	3,712	(9,097)	78
Emerging Markets Debt Fund	3,052	—	(9,725)	—	—	(65,043)	(14,253)	(85,969)

Post-October losses represent losses realized on investment transactions from November 1, 2020 through September 30, 2021 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Emerging Markets Debt Fund	$—	$9,725	$9,725

For fiscal year ended September 30, 2021, the following Funds utilized capital loss carryforward from prior year to offset current year realized gain:

Amount Utilized ($ Thousands)
International Equity Fund	$29,195
Emerging Markets Equity Fund	83,049
International Fixed Income Fund	419
Emerging Markets Debt Fund	13,287

For Federal income tax purposes, the cost of securities owned at September 30, 2021, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in derivatives, passive foreign investment companies and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2022, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
International Equity Fund	$4,122,717	$579,701	$(223,675)	$356,026
Emerging Markets Equity Fund	1,546,701	369,743	(136,291)	233,452
International Fixed Income Fund	570,363	4,532	(35,738)	(31,206)
Emerging Markets Debt Fund	1,665,067	25,759	(219,513)	(193,754)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its Investment Strategy, a Fund may have one of more of the following principal risks:

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Funds acquire.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in active positions in currencies and securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2022 (Unaudited)

or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Funds’ actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Funds.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

9. SECURITIES LENDING

A Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed

33 1/3% of the total asset value of a Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that a Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan which could give rise to loss because of adverse market actions expenses and/or delays in connection with the disposition of the underlying securities.

Cash collateral received in connection with securities lending is invested in eligible securities by the lending agent. These investments may include the SEI Liquidity Fund, L.P. (“Liquidity Fund”) and the Fund bears its pro rata portion of the Liquidity Fund’s expenses and is subject to the risk of loss in the underlying investments of the Liquidity Fund and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of March 31, 2022 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
International Equity Fund	$194,135	$194,135	$—
Emerging Markets Equity Fund	32,812	32,812	—
Emerging Markets Debt Fund	115,613	115,613	—

(1)	Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2022, SPTC held of record the following:

Fund	Class F	Class I	Class Y
International Equity Fund	96.44%	—%	48.00%
Emerging Markets Equity Fund	96.22%	—%	62.30%
International Fixed Income Fund	97.61%	—%	98.90%
Emerging Markets Debt Fund	98.35%	—%	55.76%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

11. REGULATORY MATTERS

On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of March 31, 2022.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2022

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period October 1, 2021 to March 31, 2022.

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
International Equity Fund
Actual Fund Return
Class F	$1,000.00	$946.40	1.08%	$5.24
Class I	1,000.00	944.90	1.33	6.45
Class Y	1,000.00	947.10	0.83	4.03
Hypothetical 5% Return
Class F	$1,000.00	$1,019.55	1.08%	$5.44
Class I	1,000.00	1,018.30	1.33	6.69
Class Y	1,000.00	1,020.79	0.83	4.18
Emerging Markets Equity Fund
Actual Fund Return
Class F	$1,000.00	$910.90	1.71%	$8.15
Class Y	1,000.00	911.90	1.46	6.96
Hypothetical 5% Return
Class F	$1,000.00	$1,016.41	1.71%	$8.60
Class Y	1,000.00	1,017.65	1.46	7.34

	Beginning Account Value 10/1/21	Ending Account Value 3/31/22	Annualized Expense Ratios	Expenses Paid During Period *
International Fixed Income Fund
Actual Fund Return
Class F	$1,000.00	$959.50	1.02%	$4.98
Class Y	1,000.00	961.00	0.77	3.76
Hypothetical 5% Return
Class F	$1,000.00	$1,019.85	1.02%	$5.14
Class Y	1,000.00	1,021.09	0.77	3.88
Emerging Markets Debt Fund
Actual Fund Return
Class F	$1,000.00	$895.00	1.36%	$6.43
Class Y	1,000.00	896.50	1.11	5.25
Hypothetical 5% Return
Class F	$1,000.00	$1,018.15	1.36%	$6.84
Class Y	1,000.00	1,019.40	1.11	5.59

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

March 31, 2022

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 22, 2022, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2021 calendar year. The SIMC Liquidity Risk Oversight Committee reported one liquidity event that occurred in January 2022 in connection with an extended market closure due to a Chinese holiday, which caused the SIT Emerging Markets Equity Fund to exceed temporarily the 15% limit on illiquid securities. The SIT Emerging Markets Equity Fund was under the 15% limitation on the sixth day, and there was no impact on the Fund’s ability to timely meet redemptions. There were no other reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee further noted that additional monitoring processes, including manual reviews of upcoming market closures, have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

SEI Institutional International Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

At the March 21-23, 2022 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on October 20, 2021, December 6-8, 2021, January 19, 2022 and March 21-23, 2022. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered a report compiled by Broadridge, an independent third-party that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”). The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s contractual waiver of its management fee with respect to the Emerging Markets Equity Fund to prevent the management fee from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)

evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional International Trust / Semi-Annual Report / March 31, 2022

SEI INSTITUTIONAL INTERNATIONAL TRUST / SEMI-ANNUAL REPORT / MARCH 31, 2022

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President and Secretary

David F. McCann

Vice President and Assistant Secretary

Stephen G. MacRae

Vice President

Bryant Smith

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-031 (3/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: June 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: June 8, 2022

By	/s/ Ankit Puri
Ankit Puri
Controller & CFO

Date: June 8, 2022